                        NATIONWIDE LIFE INSURANCE COMPANY

           Flexible Premium Variable Universal Life Insurance Policies
 Issued by Nationwide Life Insurance Company through its Nationwide VLI Separate
                                    Account-2

                   The date of this prospectus is May 1, 2002

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE POLICIES BEFORE INVESTING - THE INSURANCE POLICY IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

NOT ALL BENEFITS, PROGRAMS, FEATURES AND INVESTMENT OPTIONS DESCRIBED IN THIS PROSPECTUS ARE AVAILABLE OR APPROVED FOR USE IN EVERY STATE.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE POLICIES:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

- American Century VP Balanced Fund: Class I
- American Century VP Income & Growth Fund: Class I
- American Century VP International Fund: Class I
- American Century VP Ultra Fund: Class I
- American Century VP Value Fund: Class I

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)

- Small Cap Growth Portfolio (formerly, Small Company Growth Portfolio)

DREYFUS

- Dreyfus Investment Portfolios - Small Cap Stock Index Portfolios:
  Service Shares
- The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
- Dreyfus Stock Index Fund, Inc.: Initial Shares

DREYFUS VARIABLE INVESTMENT FUND

- Appreciation Portfolio: Initial Shares (formerly, Capital Appreciation Portfolio)
- Growth & Income Portfolio: Initial Shares*

FEDERATED INSURANCE SERIES

- Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

- VIP Equity-Income Portfolio: Initial Class
- VIP Growth Portfolio: Initial Class
- VIP High Income Portfolio: Initial Class *
- VIP Overseas Portfolio: Initial Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

- VIP II Asset Manager Portfolio: Initial Class
- VIP II Contrafund(R) Portfolio: Initial Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

- VIP III Value Strategies Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)

- Dreyfus GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus NSAT Mid Cap Index Fund)
- Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)
- Gartmore GVIT Global Financial Services Fund: Class I
- Gartmore GVIT Global Health Sciences Fund: Class I
- Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)
- Gartmore GVIT Global Utilities Fund: Class I
- Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond
  Fund)
- Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation
  Fund)
- Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
- Gartmore GVIT Investor Destinations Funds
     - Gartmore GVIT Investor Destinations Conservative Fund
     - Gartmore GVIT Investor Destinations Moderately Conservative Fund
     - Gartmore GVIT Investor Destinations Moderate Fund
     - Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     - Gartmore GVIT Investor Destinations Aggressive Fund
- Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
- Gartmore GVIT Nationwide Leaders Fund: Class I
- Gartmore GVIT Total Return Fund: Class I (formerly, Total Return Fund)
- Gartmore GVIT U.S. Growth Leaders Fund: Class I

- GVIT Small Cap Growth Fund: Class I (formerly, Nationwide(R) Small Cap Growth Fund) (subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company)
- GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R) Small Cap Value Fund) (subadviser: The Dreyfus Corporation)
- GVIT Small Company Fund: Class I (formerly, Nationwide(R) Small Company Fund) (subadviser: The Dreyfus Corporation, Neuberger Berman, LLC, Strong Capital Management, Inc., Waddell & Reed Investment Management Company and Gartmore Global Partners)
- MAS GVIT Multi Sector Bond Fund: Class I* (formerly, MAS NSAT Multi Sector Bond Fund)
- Strong GVIT Mid Cap Growth Fund: Class I (formerly, Strong NSAT Mid Cap Growth Fund)

JANUS ASPEN SERIES

- Capital Appreciation Portfolio: Service Shares
- Global Technology Portfolio: Service Shares
- International Growth Portfolio: Service Shares

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST

- AMT Growth Portfolio
- AMT Guardian Portfolio
- AMT Limited Maturity Bond Portfolio
- AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNTS FUNDS

- Oppenheimer Aggressive Growth Fund/VA: Initial Class (Oppenheimer Capital Appreciation Fund)
- Oppenheimer Bond Fund/VA: Initial Class
- Oppenheimer Capital Appreciation Fund/VA: Initial Class (formerly, Oppenheimer Growth Fund)
- Oppenheimer Global Securities Fund/VA: Initial Class
- Oppenheimer Main Street Growth & Income Fund/VA: Initial Class
- Oppenheimer Multiple Strategies Fund/VA: Initial Class

STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)

VAN KAMPEN
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

- Emerging Markets Debt Portfolio
- U.S. Real Estate Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

- American Century VP Capital Appreciation Fund: Class I

STRONG VARIABLE INSURANCE FUNDS, INC.

- International Stock Fund II
- Strong Discovery Fund II, Inc.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST

- Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth Focus
  Fund)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

- VIP III Growth Opportunities Portfolio: Initial Class

VAN ECK WORLDWIDE INSURANCE TRUST

- Worldwide Bond Fund
- Worldwide Emerging Markets Fund
- Worldwide Hard Assets Fund

EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PREMIUM PAYMENTS:

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)

- Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital
  Portfolio)
- International Focus Portfolio (formerly, International Equity Portfolio)

DREYFUS

- Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares

* These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.

For general information or to obtain FREE copies of the:

- Nationwide's privacy statement;
- prospectus, annual report or semi-annual report for any underlying mutual fund; and
- any required Nationwide forms,

call:

                    1-800-547-7548
             TDD  1-800-238-3035
or write:

             NATIONWIDE LIFE INSURANCE COMPANY
             ONE NATIONWIDE PLAZA, RR1-04-D4
             COLUMBUS, OHIO 43215

Material incorporated by reference to this prospectus can be found on the SEC website at:

                                   WWW.SEC.GOV

Information about this and other Best of America Products can be found on the world-wide web at:

                              WWW.BESTOFAMERICA.COM

THIS POLICY:

- IS NOT A BANK DEPOSIT
- IS NOT FDIC INSURED
- IS NOT INSURED OR ENDORSED BY A BANK OR ANY
  FEDERAL GOVERNMENT AGENCY
- IS NOT AVAILABLE IN EVERY STATE
- MAY GO DOWN IN VALUE

The life insurance policies offered by this prospectus are flexible premium variable universal life insurance policies (flexible premium variable adjustable life insurance policies in Puerto Rico). They provide flexibility with the amount and frequency of premium payments.

No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account-2 or the fixed account, depending on how premium payments are invested.

DECLINING VALUES OR NEGATIVE INVESTMENT RESULTS MAY RESULT IN REDUCTIONS IN DEATH BENEFITS, CASH VALUES, AND THE LOSS OF INSURANCE COVERAGE IF ADDITIONAL PREMIUMS ARE NOT PAID.

Investors assume certain risks when investing in the policies, including the risk losing of money.

Nationwide guarantees the death benefit for as long as the policy is in force. Nationwide guarantees to keep the policy in force so long as minimum premium requirements have been met.

The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

BREAK POINT PREMIUM- The level annual premium at which the sales load is reduced on a current basis.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under reasonable mortality and expense charges with an annual effective interest rate of 5%. It is calculated pursuant to Rule 6e-3(T) of the Investment Company Act of 1940.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

MATURITY DATE- The policy anniversary on or next following the insured's 95th birthday.

NATIONWIDE- Nationwide Life Insurance Company.

NET PREMIUMS- Net premiums are equal to the actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SPECIFIED AMOUNT- The dollar amount used to determine the death benefit under a policy.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-2, a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS....................................4

SUMMARY OF POLICY EXPENSES...................................6

UNDERLYING MUTUAL FUND ANNUAL EXPENSES.......................7

SYNOPSIS OF THE POLICIES....................................10

NATIONWIDE LIFE INSURANCE COMPANY...........................10

NATIONWIDE INVESTMENT SERVICES
     CORPORATION............................................11

INVESTING IN THE POLICY.....................................11
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES..............................12
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES..............................................13
     Sales Load
     Tax Load
     Surrender Charges
     Reductions to Surrender Charges
     Monthly Cost of Insurance Charge
     Monthly Administrative Charge
     Increase Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH............................15
     Surrender (Redemption)
     Income Tax Withholding

VARIATION IN CASH VALUE.....................................16
     Error in Age or Sex

POLICY PROVISIONS...........................................17
     Policy Owner
     Beneficiary

     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY.....................................17
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE.............................................19

POLICY LOANS................................................19
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT..................................................20

POLICY OWNER SERVICES.......................................20
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION...................................20
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Suicide
     Maturity Proceeds

RIGHT OF CONVERSION.........................................22

GRACE PERIOD................................................22
     Reinstatement

TAX MATTERS.................................................23
     Policy Proceeds
     Withholding
     Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS........................................25

STATE REGULATION............................................25

REPORTS TO POLICY OWNERS....................................25

ADVERTISING.................................................26

LEGAL PROCEEDINGS...........................................26

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS....................27

REGISTRATION STATEMENT......................................27

DISTRIBUTION OF THE POLICIES................................27

ADDITIONAL INFORMATION ABOUT

     NATIONWIDE.............................................28

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS..........31

APPENDIX B: ILLUSTRATIONS OF SURRENDER CHARGES..............40

APPENDIX C: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER
VALUES, AND DEATH BENEFITS .................................42

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks.

Nationwide deducts a sales load and a tax load from premium payments.

The sales load is guaranteed never to exceed 3.5% of each premium payment. Currently, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium (see "Sales Load").

The tax load is approximately 3.5% of premiums for all states (see "Tax Expense Charge").

Nationwide deducts a mortality and expense risk charge equal to an annualized rate of 0.80% of the daily net assets of the variable account. For each policy anniversary starting on the 10th anniversary, if the cash surrender value is $25,000 or more, the mortality and expense risk charge is reduced to an annualized rate of 0.50% of the daily net assets of the variable account. For policies issued in New York, the reduction occurs regardless of the cash surrender value.

Nationwide deducts an administrative expense charge of $12.50 per month in the first year, and $5 per month in renewal years. Nationwide guarantees this charge will never exceed $25 per month in the first year and $7.50 per month in renewal years.

Nationwide deducts the following charges from the cash value of the policy:

- a monthly cost of insurance charge;
- a monthly cost of any additional benefits provided by riders to the policy;
- an increase charge (applied to increases in the specified amount); and
- a surrender charge.

The increase charge is comprised of an underwriting and administration component of $1.50 per year per $1,000 and a sales component of $0.54 per year per $1,000 (see "Increase Charge").

A surrender charge is assessed for policies surrendered during the first 9 policy years (see "Surrender Charges").

For more information about any policy charge, see "Policy Charges" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
   (as a percentage of underlying mutual fund net assets, after reimbursements and waivers)

                                                  MANAGEMENT  OTHER EXPENSES    12B-1           TOTAL MUTUAL
                                                     FEES                        FEES           FUND EXPENSES
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.           0.90%         0.00%         0.00%              0.90%
- American Century VP Balanced Fund:
Class I

American Century Variable Portfolios, Inc.           1.00%         0.00%         0.00%              1.00%
- American Century VP Capital Appreciation
Fund: Class I

American Century Variable Portfolios, Inc.           0.70%         0.00%         0.00%              0.70%
- American Century VP Income & Growth
Fund: Class I

American Century Variable Portfolios, Inc.           1.26%         0.00%         0.00%              1.26%
- American Century VP International Fund:
Class I

American Century Variable Portfolios, Inc.           1.00%         0.00%         0.00%              1.00%
- American Century VP Ultra Fund: Class I

American Century Variable Portfolios, Inc.           0.97%         0.00%         0.00%              0.97%
- American Century VP Value Fund: Class I

Credit Suisse Trust - Global Post-Venture            1.04%         0.36%         0.00%              1.40%
Capital Portfolio

Credit Suisse Trust  - International Focus           1.00%         0.30%         0.00%              1.30%
Portfolio

Credit Suisse Trust - Small Cap Growth               0.90%         0.22%         0.00%              1.12%
Portfolio

Dreyfus Investment Portfolios: European              0.81%         0.44%         0.00%              1.25%
Equity Portfolio: Initial Shares

Dreyfus Investment Portfolios - Small Cap            0.35%         0.00%         0.25%              0.60%
Stock Index Portfolios: Service Shares

The Dreyfus Socially Responsible Growth              0.75%         0.03%         0.00%              0.78%
Fund, Inc.: Initial Shares

Dreyfus Stock Index Fund, Inc.: Initial              0.25%         0.01%         0.00%              0.26%
Shares

Dreyfus Variable Investment Fund-                    0.75%         0.03%         0.00%              0.78%
Appreciation Portfolio: Initial Shares

Dreyfus Variable Investment Fund- Growth &           0.75%         0.05%         0.00%              0.80%
Income Portfolio: Initial Shares

Federated Insurance Series - Federated               0.55%         0.15%         0.00%              0.70%
Quality Bond Fund II: Primary Shares

Fidelity VIP Equity-Income Portfolio:                0.48%         0.10%         0.00%              0.58%
Initial Class

Fidelity VIP Growth Portfolio: Initial               0.58%         0.10%         0.00%              0.68%
Class

Fidelity VIP High Income Portfolio:                  0.58%         0.13%         0.00%              0.71%
Initial Class

Fidelity VIP Overseas Portfolio: Initial             0.73%         0.19%         0.00%              0.92%
Class

Fidelity VIP II Asset Manager Portfolio:             0.53%         0.11%         0.00%              0.64%
Initial Class

Fidelity VIP II Contrafund(R) Portfolio:             0.58%         0.10%         0.00%              0.68%
Initial Class

Fidelity VIP III Growth Opportunities                0.58%         0.11%         0.00%              0.69%
Portfolio: Initial Class

Fidelity VIP III Value Strategies                    0.58%         0.26%         0.10%              0.94%
Portfolio: Service Class

GVIT Dreyfus GVIT Mid Cap Index Fund:                0.50%         0.26%         0.00%              0.76%
Class I

GVIT Gartmore GVIT Emerging Markets Fund:            1.15%         0.21%         0.00%              1.36%
Class I

Gartmore GVIT Global Financial Services              1.00%         0.26%         0.00%              1.26%
Fund: Class I

Gartmore GVIT Global Health Sciences Fund:           1.00%         0.32%         0.00%              1.32%
Class I

                                                  MANAGEMENT  OTHER EXPENSES    12B-1           TOTAL MUTUAL
                                                     FEES                        FEES           FUND EXPENSES
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and             0.98%         0.26%         0.00%              1.24%
Communications Fund: Class I

Gartmore GVIT Global Utilities Fund:                 0.80%         0.28%         0.00%              1.08%
Class I
GVIT Gartmore GVIT Government Bond Fund:             0.50%         0.25%         0.00%              0.75%
Class I

GVIT Gartmore GVIT Growth Fund: Class I              0.59%         0.25%         0.00%              0.84%

GVIT Gartmore GVIT International Growth              1.00%         0.33%         0.00%              1.33%
Fund: Class I

GVIT Gartmore GVIT Investor Destinations             0.00%         0.36%         0.25%              0.61%
Conservative Fund

GVIT Gartmore GVIT Investor Destinations             0.00%         0.36%         0.25%              0.61%
Moderately Conservative Fund

GVIT Gartmore GVIT Investor Destinations             0.13%         0.20%         0.25%              0.58%
Moderate Fund

GVIT Gartmore GVIT Investor Destinations             0.10%         0.26%         0.25%              0.61%
Moderately Aggressive Fund

GVIT Gartmore GVIT Investor Destinations             0.07%         0.29%         0.25%              0.61%
Aggressive Fund

GVIT Gartmore GVIT Money Market Fund:                0.38%         0.25%         0.00%              0.63%
Class I

Gartmore GVIT Nationwide Leaders Fund:               0.84%         0.41%         0.00%              1.25%
Class I

GVIT Gartmore GVIT Total Return Fund:                0.59%         0.25%         0.00%              0.84%
Class I

Gartmore GVIT U.S. Growth Leaders Fund:              0.90%         0.22%         0.00%              1.12%
Class I

GVIT GVIT Small Cap Growth Fund: Class I             1.10%         0.28%         0.00%              1.38%

GVIT GVIT Small Cap Value Fund: Class I              0.86%         0.22%         0.00%              1.08%

GVIT GVIT Small Company Fund: Class I                0.93%         0.26%         0.00%              1.19%

GVIT MAS GVIT Multi Sector Bond Fund:                0.75%         0.27%         0.00%              1.02%
Class I

GVIT Strong GVIT Mid Cap Growth Fund:                0.90%         0.27%         0.00%              1.17%
Class I

GVIT Turner GVIT Growth Focus Fund: Class I          0.85%         0.43%         0.00%              1.28%

Janus Aspen Series - Capital Appreciation            0.65%         0.01%         0.25%              0.91%
Portfolio: Service Shares

Janus Aspen Series - Global Technology               0.65%         0.05%         0.25%              0.95%
Portfolio: Service Shares

Janus Aspen Series - International Growth            0.65%         0.06%         0.25%              0.96%
Portfolio: Service Shares

Neuberger Berman AMT Growth Portfolio                0.84%         0.05%         0.00%              0.89%

Neuberger Berman AMT Guardian Portfolio              0.85%         0.14%         0.00%              0.99%

Neuberger Berman AMT Limited Maturity Bond           0.65%         0.08%         0.00%              0.73%
Portfolio

Neuberger Berman AMT Partners Portfolio              0.82%         0.05%         0.00%              0.87%

Oppenheimer Variable Account Funds -                 0.64%         0.04%         0.00%              0.68%
Oppenheimer Aggressive Growth Fund/VA:
Initial Class

Oppenheimer Variable Account Funds -                 0.72%         0.05%         0.00%              0.77%
Oppenheimer Bond Fund/VA: Initial Class

Oppenheimer Variable Account Funds -                 0.64%         0.04%         0.00%              0.68%
Oppenheimer Capital Appreciation Fund/VA:
Initial Class

Oppenheimer Variable Account Funds -                 0.64%         0.06%         0.00%              0.70%
Oppenheimer Global Securities Fund/VA:
Initial Class

                                                  MANAGEMENT  OTHER EXPENSES    12B-1           TOTAL MUTUAL
                                                     FEES                        FEES           FUND EXPENSES
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                 0.68%         0.05%         0.00%              0.73%
Oppenheimer Main Street Growth & Income
Fund/VA: Initial Class

Oppenheimer Variable Account Funds -                 0.72%         0.04%         0.00%              0.76%
Oppenheimer Multiple Strategies Fund/VA:
Initial Class

Strong Opportunity Fund II, Inc.                     0.75%         0.35%         0.00%              1.10%

Strong Variable Insurance Funds, Inc. -              1.00%         0.03%         0.00%              1.03%
International Stock Fund II

Strong Variable Insurance Funds, Inc. -              1.00%         0.20%         0.00%              1.20%
Strong Discovery Fund II, Inc.

The Universal Institutional Funds, Inc. -            0.80%         0.37%         0.00%              1.17%
Emerging Markets Debt Portfolio

 The Universal Institutional Funds, Inc. -           0.75%         0.35%         0.00%              1.10%
 U.S. Real Estate Portfolio

Van Eck Worldwide Insurance Trust -                  1.00%         0.19%         0.00%              1.19%
Worldwide Bond Fund

Van Eck Worldwide Insurance Trust -                  1.00%         0.28%         0.00%              1.28%
Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust -                  1.00%         0.15%         0.00%              1.15%
Worldwide Hard Assets Fund

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
  (as a percentage of underlying mutual fund net assets, before reimbursements and waivers)


Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                          Management        Other       12b-1      Total Underlying
                                                             Fees         Expenses      Fees     Mutual Fund Expenses
Credit Suisse Trust - Global Post-Venture Capital           1.25%           0.36%       0.00%            1.61%
Portfolio

Federated Insurance Series - Federated Quality Bond         0.60%           0.40%       0.25%            1.25%
Fund II: Primary Shares

GVIT Gartmore GVIT Investor Destinations Conservative       0.13%           0.43%       0.25%            0.81%
Fund

GVIT Gartmore GVIT Investor Destinations Moderately         0.13%           0.42%       0.25%            0.80%
Conservative Fund

GVIT Gartmore GVIT Investor Destinations Moderately         0.13%           0.26%       0.25%            0.64%
Aggressive Fund

GVIT Gartmore GVIT Investor Destinations Aggressive         0.13%           0.29%       0.25%            0.67%
Fund

GVIT Gartmore GVIT Nationwide Leaders Fund : Class I        0.90%           0.41%       0.00%            1.31%

Strong Opportunity Fund II, Inc.                            0.75%           0.65%       0.00%            1.40%

The Universal Institutional Funds, Inc. - U.S. Real         0.80%           0.35%       0.00%            1.15%
Estate Portfolio

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

  (as a percentage of underlying mutual fund net assets, before reimbursements and waivers)

                                                          Management        Other       12b-1     Total Underlying
                                                             Fees         Expenses      Fees    Mutual Fund Expenses
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Bond          1.00%           0.24%       0.00%            1.24%
Fund

Van Eck Worldwide Insurance Trust - Worldwide               1.00%           0.30%       0.00%            1.30%
Emerging Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard          1.00%           0.18%       0.00%            1.18%
Assets Fund

SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value"). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to the minimum monthly premium. The initial premium is shown on the policy data page. Each premium payment must be at least equal to the minimum monthly premium.

Additional premium payments may be made at any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy (availability varies by state).

Riders currently include:

- Maturity Extension Endorsement;
- Spouse Rider;
- Child Rider;
- Waiver of Monthly Deductions Rider;
- Accidental Death Benefit Rider;
- Base Insured Term Rider;
- Accelerated Death Benefit Rider;
- Change of Insured Rider; and
- Guaranteed Minimum Death Benefit Rider.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide offers a wide array of investment products, including variable annuity and variable life insurance products. Each of these products has different charges, benefit features and underlying investment options. Investors are encouraged to compare and contrast the costs and benefits of the policies against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the investor's particular investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account-2 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on May 7, 1987, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, they may make an irrevocable, one time election to transfer all sub-account cash values to the fixed account. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible before the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

(1) shares of a current underlying mutual fund option are no longer available for investment; or

(2)  further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC and state insurance departments.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than this and those in other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks.

Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

Premium payments will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

Any interest in excess of 4.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 4.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR ISSUANCE OF A POLICY

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:

- the insured must be age 80 or younger;
- Nationwide may require satisfactory evidence of insurability (including a medical exam); and
- a minimum specified amount $50,000 ($100,000 in Pennsylvania and New Jersey).

PREMIUM PAYMENTS

Each premium payment must be at least equal to the minimum monthly premium. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

- Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk;

- during the first 3 policy years, the total premium payments, less any policy indebtedness, less any partial surrenders, less any partial surrender fee, must be greater than or equal to the minimum premium requirement in order to guarantee the policy remain in force. (The minimum premium requirement is shown on the policy data page.);

- premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded; and
- Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

- New Year's Day                      - Independence Day
- Martin Luther King, Jr. Day         - Labor Day
- Presidents' Day                     - Thanksgiving
- Good Friday                         - Christmas
- Memorial Day

Nationwide also will not price premium payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. It is guaranteed not to exceed 3.5% of each premium payment. Currently, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the break point premium. The break point premium is located on the policy data page.

The total sales load actually deducted from any policy will be equal to the sum of this front-end sales load plus any sales surrender charge.

TAX LOAD

Nationwide deducts a tax load equal to 3.5% from all premium payments. This charge is associated with the premium taxes imposed by various state and local jurisdictions and by the federal government under Section 848 of the Internal Revenue Code. The tax load may not equal the assessment paid by Nationwide during any particular year.

Nationwide does not expect to make a profit from these charges.

SURRENDER CHARGES

Nationwide deducts a surrender charge from the cash value of any policy surrendered during the first 9 years. The charge will be deducted proportionally from the cash value in each sub-account and the fixed account. The maximum initial surrender charge varies by issue age, sex, specified amount and underwriting classification. The surrender charge is calculated based on the initial specified amount.

The following tables illustrate the maximum initial surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis (see Appendix B for specific examples).

                    INITIAL SPECIFIED AMOUNT $50,000-$99,999

             Male        Female
 Issue       Non-          Non-        Male         Female
  Age      Tobacco       Tobacco     Standard      Standard
  25       $7.776        $7.521       $8.369        $7.818
  35       $8.817        $8.398       $9.811        $8.891
  45      $12.191       $11.396      $13.887       $12.169
  55      $15.636       $14.011      $18.415       $15.116
  65      $22.295       $19.086      $26.577       $20.641

                    INITIAL SPECIFIED AMOUNT $100,000 OR MORE

             Male        Female
 Issue       Non-          Non-        Male         Female
  Age      Tobacco       Tobacco     Standard      Standard
  25       $5.776        $5.521       $6.369        $5.818
  35       $6.817        $6.398       $7.811        $6.891
  45       $9.691        $8.896      $11.387        $9.669
  55      $13.136       $11.511      $15.915       $12.616
  65      $21.295       $18.086      $25.577       $19.641

The surrender charge is comprised of two components:

- an underwriting component; and
- sales component.

The underwriting component varies by issue age in the following manner:

                       $1,000 OF INITIAL SPECIFIED AMOUNT

                 Specified
  Issue         Amounts less         Specified Amounts
   Age          than $100,000         $100,000 or more
   0-35             $6.00                  $4.00
  36-55             $7.50                  $5.00
  56-80             $7.50                  $6.50

The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies, including the costs of:

- processing applications;
- conducting medical exams;
- determining insurability and the insured's underwriting class; and
- establishing policy records.

The remainder of the surrender charge that is not attributable to the underwriting component represents the sales component. In no event will this component exceed 26-1/2% of the lesser of the Guideline Level Premium required in the first year or the premiums actually paid in the first year. The purpose of the sales component is to reimburse Nationwide for expenses incurred in the distribution of the policies.

The surrender charge may be insufficient to recover certain expenses related to the sale of the policies. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges. Additional premiums and/or income earned on assets in the variable account have no effect on these charges.

REDUCTIONS TO SURRENDER CHARGES

Surrender charges are reduced in subsequent policy years as follows:

    COMPLETED         SURRENDER CHARGE AS A % OF
   POLICY YEARS       INITIAL SURRENDER CHARGES
        0                        100%
        1                        100%
        2                         90%
        3                         80%
        4                         70%
        5                         60%
        6                         50%
        7                         40%
        8                         30%
   9 and After                     0%

The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in the specified amount.

For the initial specified amount, a completed policy year (in the chart above) is measured from the issue date. For any increase in the specified amount, a completed policy year (in the chart above) is measured from the effective date of the increase.

Special guaranteed maximum surrender charges apply in Pennsylvania (see Appendix
B).

MONTHLY COST OF INSURANCE CHARGE

The cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the policy's cash value, each calculated at the beginning of the policy month. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If Death Benefit Option 1 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on specified amounts less than $100,000 are based on the 1980 Commissioner's Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on specified amounts of $100,000 or more are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

For policies issued in Texas on a standard basis ("Special Class - Standard" in Texas), guaranteed cost of insurance rates for specified amounts less than $100,000 are based on 130% of the 1980 CSO.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately to the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual expenses related to maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $12.50 per month in the first year and $5 per month in renewal years. Nationwide may, at its sole discretion, increase this charge. However, Nationwide guarantees that this charge will never exceed $25 per month in the first year and $7.50 per month in renewal years.

INCREASE CHARGE

The increase charge is deducted proportionally from the cash value in the sub-accounts and the fixed account when the policy owner requests an increase in the specified amount. It is used to cover the cost of underwriting the requested increase and processing and distribution expenses related to the increase.

The increase charge is comprised of two components: underwriting and administration; and sales. The underwriting and administration component is equal to $1.50 per year per $1,000. The sales component is equal to $0.54 per year per $1,000. Nationwide does not expect to realize a profit from this charge.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis. The charge is equivalent to an annualized rate of 0.80% of the daily net assets of the variable account. Each policy anniversary starting on the 10th anniversary, if the cash surrender value is $25,000 or more, the mortality and expense risk charge is reduced to 0.50% on an annualized basis. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

For policies issued in New York, the reduction occurs regardless of the cash surrender value.

All charges are guaranteed. Nationwide may realize a profit from the mortality and expense risk charge.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes assessed against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges), where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group or sponsored arrangements made available by Nationwide (including employees of Nationwide and their families).

Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

- the number of insureds;
- the total premium expected to be paid;
- total assets under management for the policy owner;
- the nature of the relationship among individual insureds;
- the purpose for which the policies are being purchased;
- the expected persistency of individual policies; and
- any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflect differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Cash Surrender Value

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

Partial Surrenders

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

(1)  the minimum partial surrender is $500;

(2) partial surrenders may not reduce the specified amount to less than $50,000;

(3) after a partial surrender, the cash surrender value is greater than $500 or an amount equal to three times the current monthly deduction if higher;

(4) maximum total partial surrenders in any policy year are limited to 10% of the total premium payments. Currently, this requirement is waived beginning in the 15th year if the cash surrender value is $10,000 or more after the withdrawal; and

(5) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Under Death Benefit Option 1, the specified amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of cash value. In that case, a partial surrender will decrease the specified amount by the amount the partial surrender exceeds the difference between the death benefit and specified amount.

Surrenders charges are waived for partial surrenders that satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

(1)  the value each year of the life insurance protection provided;

(2)  an amount equal to any employer-paid premiums; or

(3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation period plus any net premium applied since the previous valuation period, minus any partial surrenders, plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the death benefit and cash value will be adjusted. The cash value will be adjusted to reflect the cost of insurance charges on the correct age and sex from the policy date.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured and names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

(1)  the request must be applied for in writing;

(2)  satisfactory evidence of insurability must be provided;

(3)  the increase must be for a minimum of $10,000;

(4) the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

(5)  age limits are the same as for a new issue.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary date on or next following the date Nationwide receives the request. Any such decrease will reduce insurance in the following order:

(1)  against insurance provided by the most recent increase;

(2)  against the next most recent increases successively; and

(3)  against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

(1) reduce the specified amount to less than $50,000 ($100,000 in New Jersey and Pennsylvania); or

(2)  disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to sub-accounts on the application will be allocated to the GVIT Gartmore GVIT Money Market Fund: Class I during the period that a policy owner can cancel the policy, unless a specific state requires premiums to be allocated to the fixed account. At the expiration of this cancellation period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period.

NET INVESTMENT FACTOR

Net investment factor is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily mortality and expense risk charge. This factor is equal to an annualized rate of 0.80% of the daily net assets of the variable account. Each policy anniversary starting on the 10th the mortality and expense risk charge is reduced to 0.50% on an annualized basis of the daily net assets of the variable account if the cash surrender value is $25,000 or more each anniversary. For policies issued in New York, the charge is reduced regardless of the cash surrender value on each anniversary.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an annualized rate which Nationwide periodically declares. The annual effective rate will never be less than 4%. (For a description of the annualized credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer 100% of allocations without penalty or adjustment subject to the following conditions:

- Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year;
- transfers made to the fixed account may not be made in the first policy year;
- Nationwide reserves the right to restrict transfers from the fixed account to 25% of the cash value attributable to the fixed account; and
- Nationwide reserves the right to restrict transfers to the fixed account to 25% of cash value.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some policy owners (or third parties acting on their behalf).

If Nationwide determines that a policy owner (or a third party acting on the policy owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified policy owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected policy owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected policy owner.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

- 10 days after receiving the policy;
- 45 days after signing the application; or
- 10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time after the first policy year using the policy as security. Maximum policy indebtedness is limited to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary.

For policies issued in Texas, maximum policy indebtedness is limited to 90% of the cash value in the sub-accounts and 100% of the cash value in the fixed account, less surrender charges and interest due on the next policy anniversary.

Nationwide will not grant a loan for an amount less than $200. Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

Currently, policy loans are credited with an annual effective rate of 5.1% during policy years 2 through 14 and an annual effective rate of 6% during the 15th and subsequent policy years. Nationwide guarantees the rate will never be lower than 5.1%. Nationwide may change the current interest crediting rate on policy loans at any time at its sole discretion. The loan interest rate is 6% per year for all policy loans.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested or at the time of loan repayment. The earned interest will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 years.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.


ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual fund options: Fidelity VIP High Income Portfolio: Initial Class; GVIT Gartmore GVIT Government Bond Fund:
Class I; GVIT Gartmore GVIT Money Market Fund: Class I; and the Neuberger Berman AMT Limited Maturity Bond Portfolio.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of two death benefit options:

OPTION 1. The death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1 the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance may begin to affect death benefits, please see the illustrations.

OPTION 2. The death benefit will be the greater of the specified amount plus the cash value, or the applicable percentage of cash value and will vary directly with the investment performance.

The term "applicable percentage" means:

(1) 250% when the insured is attained age 40 or less at the beginning of a policy year; and

(2) when the insured is above attained age 40, the percentage shown in the "Applicable Percentage of Cash Value Table."

                    APPLICABLE PERCENTAGE OF CASH VALUE TABLE

  ATTAINED     PERCENTAGE OF      ATTAINED    PERCENTAGE OF    ATTAINED     PERCENTAGE OF
    AGE         CASH VALUE          AGE         CASH VALUE        AGE        CASH VALUE
    0-40            250%             60            130%            80            105%
     41             243%             61            128%            81            105%
     42             236%             62            126%            82            105%
     43             229%             63            124%            83            105%
     44             222%             64            122%            84            105%
     45             215%             65            120%            85            105%
     46             209%             66            119%            86            105%
     47             203%             67            118%            87            105%
     48             197%             68            117%            88            105%
     49             191%             69            116%            89            105%
     50             185%             70            115%            90            105%
     51             178%             71            113%            91            104%
     52             171%             72            111%            92            103%
     53             164%             73            109%            93            102%
     54             157%             74            107%            94            101%
     55             150%             75            105%            95            100%
     56             146%             76            105%
     57             142%             77            105%
     58             138%             78            105%
     59             134%             79            105%

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary date following the date the change is approved by Nationwide.

If the change is from Option 1 to Option 2, the specified amount will be decreased by the amount of the cash value. Nationwide may require evidence of insurability for a change from Option 1 to Option 2. If the change is from Option 2 to Option 1, the specified amount will be increased by the amount of the cash value.

A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the current maximum premium limitations under
Section 7702 of the Internal Revenue Code.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

SUICIDE

If the insured dies by suicide, while sane or insane, within 2 years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness. If the insured dies by suicide, while sane or insane, within 2 years from the date Nationwide accepts an application for an increase in the specified amount, Nationwide will pay no more than the death benefit associated with the initial specified amount, plus the Cost of Insurance Charges associated with the increase in specified amount.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 95th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

RIGHT OF CONVERSION

The policy owner may, within 24 months of the policy date, make an irrevocable election to transfer all sub-account cash value to the fixed account. This election must be in writing and received at Nationwide's home office. This right of conversion may not be available in every state.

GRACE PERIOD

First Three Policy Years

The policies will not lapse during the first three policy years provided that on each monthly anniversary date (1) is greater than or equal to (2), where:

     (1) is the sum of all premiums paid to date minus any policy indebtedness, minus any partial surrenders, and minus any partial surrender fee; and

     (2) is the sum of monthly premiums required since the policy date, including the monthly minimum premium for the current monthly anniversary date.

If (1) is less than (2) and the cash surrender value is less than zero, a grace period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient premium to satisfy the minimum premium requirement. If sufficient premium is not paid by the end of the grace period, the policy will lapse without value. In any event, the policy will not lapse as long as there is a positive cash surrender value.

Policy Years Four and After

If the cash surrender value on a monthly anniversary day is not sufficient to cover the current policy charges, a grace period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient premium to cover the current policy charges due, plus an amount equal to three times the current monthly deduction.

All Policy Years

Nationwide will send a notice at the start of the grace period to the policy owner's last known address. If the insured dies during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

     (1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

     (2)  providing evidence of insurability satisfactory to Nationwide;

     (3) paying an amount of premium equal to the minimum monthly premiums missed since the beginning of the grace period, if the policy terminated in the first 3 policy years;

     (4) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period if the policy terminated in the fourth or later policy year;

     (5) paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

     (6) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

     (1)  the cash value at the end of the grace period; or

     (2) the surrender charge for the policy year in which the policy was reinstated.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are generally excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies").

As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase riders are treated as distributions; dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to the policy owner and may be treated as ordinary income in whole or in part.

The Internal Revenue Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals). Under these special rules, such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59-1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual," as that term is defined in the Internal Revenue Code, are treated as death proceeds and are subject to the death benefit rules of Section 101 of the Internal Revenue Code described above.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts, such as the variable account, be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed to be the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a life insurance policy (including a modified endowment contract) are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the income that is distributed. The mandatory backup withholding may arise if no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2002, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in such insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy. Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability. The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes, any such distributions may be subject to back-up withholding at the statutory rate if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, you should consult your independent legal, tax and/or financial adviser.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

- an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;
- annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and
- statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide and other unspecified compensatory damages. On November 15, 2001, Nationwide filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide's motion to dismiss the amended complaint. On February 22, 2002, Nationwide filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of Nationwide VLI Separate Account-2 and Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

Nationwide has filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the policies discussed in this prospectus. However, the prospectus does not contain all the information included in the registration statement. The registration statement may also contain amendments and exhibits that are not included in the prospectus. The prospectus is meant to be a summary and explanation of the policy, which is the legal binding instrument for the policies. Please refer to the policy for additional information.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC. NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

- Nationwide VLI Separate Account-2;
- Nationwide VLI Separate Account-3;
- Nationwide VLI Separate Account-4;
- Nationwide VLI Separate Account-5;
- Nationwide Multi-Flex Variable Account;
- Nationwide Variable Account;
- Nationwide Variable Account-II;
- Nationwide Variable Account-4;
- Nationwide Variable Account-5;
- Nationwide Variable Account-6;
- Nationwide Variable Account-7;
- Nationwide Variable Account-8;
- Nationwide Variable Account-9;
- Nationwide Variable Account-10;
- Nationwide VA Separate Account-A;
- Nationwide VA Separate Account-B;
- Nationwide VA Separate Account-C;
- Nationwide VL Separate Account-C; and
- Nationwide VL Separate Account-D.

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 99% of the target premium plus 4% of any excess premium payments. Gross renewal commissions in years 2 through 10 paid by Nationwide will not exceed 4% of actual premium payment, and will not exceed 1% in policy years 11 and thereafter.

No underwriting commissions have been paid by Nationwide to NISC.

NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

The following is a list of Directors and Officers of NISC.

Joseph J. Gasper, Director and Chairman of the Board
Richard A. Karas, Director and Vice Chairman
Mark A. Thresher, Director and Senior Vice President and Treasurer
Duane C. Meek, President
Robert A. Oakley, Executive Vice President-Chief Financial Officer
Robert J. Woodward, Jr., Executive Vice President-Chief Investment Officer Barbara J. Shane, Vice President-Compliance Officer
Alan A. Todryk, Vice President-Taxation
Carol L. Dove, Associate Vice President-Treasury Services and Assistant
Treasurer
Glenn W. Soden, Associate Vice President and Secretary
John F. Delaloye, Assistant Secretary
E. Gary Berndt, Assistant Treasurer
Terry C. Smetzer, Assistant Treasurer

The business address of the Directors and Officers listed above is One Nationwide Plaza, Columbus, Ohio 43215.

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

- Nationwide Variable Account;
- Nationwide Variable Account-II;
- Nationwide Variable Account-3;
- Nationwide Variable Account-4;
- Nationwide Variable Account-5;
- Nationwide Variable Account-6;
- Nationwide Variable Account-7;
- Nationwide Variable Account-8;
- Nationwide Variable Account-9;
- Nationwide Variable Account-10;
- Nationwide Variable Account-11;
- MFS Variable Account;
- Nationwide Multi-Flex Variable Account;
- Nationwide VLI Separate Account;
- Nationwide VLI Separate Account-2;
- Nationwide VLI Separate Account-3;
- Nationwide VLI Separate Account-4; and
- Nationwide VLI Separate Account-5.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

COMPANY MANAGEMENT

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. The business address of the directors and officers listed below is One Nationwide Plaza, Columbus, Ohio 43215.

W. G. JURGENSEN has been Chief Executive Officer of Nationwide since August 2000, Chief Executive Officer-Elect from May to August 2000 and a Director of Nationwide since May 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to 2000. Mr. Jurgensen was Executive Vice President of First Chicago NBD Corporation and Chairman of FCC National Bank from 1996 to 1998. Mr. Jurgensen has been with Nationwide for 2 years.

JOSEPH J. GASPER has been President and Chief Operating Officer and a Director of Nationwide since April 1996. Previously, he was Executive Vice President-Property and Casualty Operations of Nationwide from April 1995 to April 1996. He was Senior Vice President-Property and Casualty Operations of Nationwide from September 1993 to April 1995. Prior to that time, Mr. Gasper held various management positions with the Nationwide companies. Mr. Gasper has been with Nationwide for 35 years.

GALEN R. BARNES has been a Director of Nationwide since May 2001. He served as President of Nationwide Insurance Enterprise from April 1996 to April 1999. He was Director and Vice Chairman of the Wausau Insurance Companies, a Nationwide affiliate, from September 1996 to December 1998; and Director, President and Chief Operating Officer from May 1993 to September 1996. Mr. Barnes was Senior Vice President of Nationwide from May 1993 to April 1996. Prior to that time, Mr. Barnes held several positions within Nationwide. Mr. Barnes has been with Nationwide for 25 years.

RICHARD D. HEADLEY has been Executive Vice President of Nationwide since July 2000. Previously, he was Executive Vice President-Chief Information Technology Officer of Nationwide from August 1999 to August 2000, and Senior Vice President-Chief Information Technology Officer of Nationwide from October 1997 to May 1999. Prior to that time, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. Mr. Headley has been with Nationwide for 4 years.

MICHAEL S. HELFER has been Executive Vice President-Corporate Strategy of Nationwide since August 2000. He has been a Director of Nationwide since May 2001. Prior to that time, Mr. Helfer was a partner with Wilmer, Cutler and Pickering from 1978 to October 2000. Mr. Helfer has been with Nationwide for 2 years.

DONNA A. JAMES has been Executive Vice President-Chief Administrative Officer of Nationwide since July 2000 and a Director of Nationwide since May 2001. Ms. James was Senior Vice President-Chief Human Resources Officer from May 1999 to July 2000 and Senior Vice President-Human Resources of Nationwide from December 1997 to May 1999. Previously, she was Vice President-Human Resources of Nationwide from July 1996 to December 1997. Previously, Ms. James was Vice President-Assistant to the CEO of Nationwide from March 1996 to July 1996 and Associate Vice President-Assistant to the CEO from May 1994 to March 1996. Prior to that time, Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 20 years.

MICHAEL C. KELLER has been Executive Vice President-Chief Information Officer of Nationwide since June 2001. Prior to that time, Mr. Keller was Senior Vice President of Bank One from January 1998 to June 2001, and held various management positions with IBM from July 1982 to December 1997. Mr. Keller has been with Nationwide for 1 year.

ROBERT A. OAKLEY has been Executive Vice President-Chief Financial Officer of Nationwide since April 1995 and a Director of Nationwide since May 2001. Previously, he was Senior Vice President-Chief Financial Officer of Nationwide from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 26 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President-Chief Investment Officer of Nationwide since August 1995 and a Director of Nationwide since May 2001. Previously, he was Senior Vice President-Fixed Income Investments of Nationwide from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 37 years.

JOHN R. COOK, JR. has been Senior Vice President-Chief Communications Officer of Nationwide since May 1997. Previously, Mr. Cook was Senior Vice President-Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 5 years.

DAVID A. DIAMOND has been Senior Vice President-Corporate Strategy since December 2000. Previously, he was Senior Vice President-Corporate Controller of Nationwide from August 1999 to December 2000. He was Vice President-Controller of Nationwide from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 13 years.

PHILIP C. GATH has been Senior Vice President-Chief Actuary-Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President-Product
Manager-Individual Variable Annuity from July 1997 to May 1998, and Vice President-Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 33 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary of Nationwide since April 2000, and was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999. Ms. Hatler has been with Nationwide for 3 years.

DAVID K. HOLLINGSWORTH has been Senior Vice President-President Nationwide Insurance Sales since August 2001. Mr. Hollingsworth has been with Nationwide for 12 years.

DAVID R. JAHN has been Senior Vice President-Product Management since November 2000. Mr. Jahn has been with Nationwide for 30 years.

RICHARD A. KARAS has been Senior Vice President-Sales-Financial Services of Nationwide since March 1993. Previously, he was Vice President-Sales-Financial Services of Nationwide from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 37 years.

GREGORY S. LASHUTKA has been Senior Vice President-Corporate Relations of Nationwide since January 2000. Prior to that time, he was Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. Mr. Lashutka has been with Nationwide for 2 years.

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President-Fixed Income Securities since April 1998. Prior to joining Nationwide, he was Vice President-Managing Director of Massachusetts Life Insurance Company. Mr. McCausland has been with Nationwide for 5 years.

ROBERT H. MCNAGHTEN has been Senior Vice President-Real Estate Investments since November 2001. Prior to joining Nationwide in 1987 he was Executive Vice President with Buckeye Federal Savings & Loan. Mr. McNaghten has been with Nationwide for 15 years.

MICHAEL D. MILLER has been Senior Vice President-NI Finance since May 2001. Prior to joining Nationwide in 1985 he was P/C Accounting Manager with Celina Group. Mr. Miller has been with Nationwide for 17 years.

BRIAN W. NOCCO has been Senior Vice President and Treasurer of Nationwide since April 2001. Prior to that time, he was Executive Vice President of Imperial Bank and subsidiaries from May 1998 to June 2001. He was Senior Vice President-Chief Compliance Officer with The Chubb Corporation from 1994 to 1998 and Treasurer and Vice President-Finance of Continental Bank Corporation from 1986 to 1994. From 1974 to 1986 he held management positions in several companies. Mr. Nocco has been with Nationwide for 1 year.

MARK D. PHELAN has been Senior Vice President-Technology and Operations of Nationwide since December 2000. Prior to that time, he was Executive Vice President of Check Free Corporation from October 1992 to November 1997, Sales Vice President of AT&T Corporation from February 1982 to November 1992, and Operations Manager with IBM Corporation from April 1977 to February 1982. Mr. Phelan has been with Nationwide for 2 years.

DOUGLAS C. ROBINETTE has been Senior Vice President-Claims since November 2000. Prior to joining Nationwide, he was a CPA with KPMG LLP. Mr. Robinette has been with Nationwide for 15 years.

JOHN S. SKUBIK has been Senior Vice President-Strategic Initiatives since November 2001. Prior to joining Nationwide in 2001, Mr. Skubik was an Executive Vice President with Bank One.

MARK R. THRESHER has been Senior Vice President-Finance-Nationwide Financial since May 1999. Previously, he was Vice President-Controller of Nationwide from August 1996 to May 1999. He was Vice President and Treasurer of Nationwide from June 1996 to August 1996. Prior to that time, Mr. Thresher served as a partner with KPMG LLP from July 1988 to May 1996. Mr. Thresher has been with Nationwide for 6 years.

RICHARD M. WAGGONER has been Senior Vice President-Operations since August 1999. Mr. Waggoner has been with Nationwide for 18 years.

SUSAN A. WOLKEN has been Senior Vice President-Product Management and Nationwide Financial Marketing since May 1999. Previously, she was Senior Vice President-Life Company Operations of Nationwide from June 1997 to May 1999. She was Senior Vice President-Enterprise Administration of Nationwide from July 1996 to June 1997. Prior to that time, she was Senior Vice President-Human Resources of Nationwide from April 1995 to July 1996, Vice President-Human Resources of Nationwide from September 1993 to April 1995, and Vice President-Individual Life and Health Operations from September 1993 to April 1995. Ms. Wolken has been with Nationwide for 27 years.

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP BALANCED FUND: CLASS I

     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and the remainder in fixed income securities.

     AMERICAN CENTURY VP CAPITAL APPRECIATION FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)

     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I

     Investment Objective: Capital growth. The Fund seeks to achieve its investment objective by investing in common stocks. Income is a secondary objective. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. The Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL FUND:
     CLASS I

     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund managers intend to keep the Fund essentially fully invested regardless of the movement of the market generally.

     AMERICAN CENTURY VP ULTRA FUND: CLASS I

     Investment Objective: Capital growth by investing in common stocks of growing companies. The basis of the strategy used by the Fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. This strategy looks for stocks of large companies with earnings and revenues that are not only growing, but growing at a successively faster or accelerating pace. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

     AMERICAN CENTURY VP VALUE FUND: CLASS I

     Investment Objective: Long-term capital growth; income is a secondary objective. The managers look for companies whose stock prices are less than they believe the company is worth. The managers attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the Fund may invest a portion of its assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt securities.

CREDIT SUISSE TRUST

The Credit Suisse Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The portfolios are managed by Credit Suisse Asset Management, LLC. ("Credit Suisse").

     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (NOT AVAILABLE TO RECEIVE TRANSFERS OR PREMIUM PAYMENTS AS OF MAY 1, 2002)

     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is on that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of the restructuring or recapitalization of the company. The Portfolio will invest in at least three countries, including the United States.

     INTERNATIONAL FOCUS PORTFOLIO (NOT AVAILABLE TO RECEIVE TRANSFERS OR PREMIUM PAYMENTS AS OF MAY 1, 2002)

     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     SMALL CAP GROWTH PORTFOLIO

     Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

DREYFUS INVESTMENT PORTFOLIOS

Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO: INITIAL SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PREMIUM PAYMENTS AS OF MAY 1, 2002)

     Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

     SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES

     Investment Objective: Seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, the Portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is related to the Index, rather than attempt to replicate the Index. The Portfolio attempts to have a correlation between its performance and that of the Index of at least .95, before expenses. The Portfolio's investments are selected by a "sampling" process based on market capitalization, industry representation and other means. By using this sampling process, the Portfolio typically will not invest in all 600 stocks in the S&P SmallCap 600 Index.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES

The Dreyfus Socially Responsible Growth Fund is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance companies. The Dreyfus Corporation serves as the Fund's investment advisor. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the

     Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES

Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     APPRECIATION PORTFOLIO: INITIAL SHARES

     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

     GROWTH AND INCOME PORTFOLIO: INITIAL SHARES

     Investment Objective: Long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

FEDERATED INSURANCE SERIES

Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II: PRIMARY SHARES

     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. VIP's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS

     Investment Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

     VIP GROWTH PORTFOLIO: INITIAL CLASS

     Investment Objective: Capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).

     VIP HIGH INCOME PORTFOLIO: INITIAL CLASS

     Investment Objective: A high level of current income while also considering growth of capital. Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

     VIP OVERSEAS PORTFOLIO: INITIAL CLASS

     Investment Objective: Long-term capital growth. Normally invests at least 65% of total assets in foreign securities, primarily in common stocks.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the manager of VIP II and its portfolios.

     VIP II ASSET MANAGER PORTFOLIO: INITIAL CLASS

     Investment Objective: High total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Assets are allocated among stocks, bonds, and short-term money market instruments, maintaining a neutral mix over time of 50% of assets in stock, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

     VIP II CONTRAFUND PORTFOLIO: INITIAL CLASS

     Investment Objective: Long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance and annuity contracts. FMR is the manager of VIP III and its portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: INITIAL CLASS (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)

     Investment Objective: Capital growth. Normally invests primarily in common stocks, investing in both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both.

     VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS

     Investment Objective: Capital appreciation. The Portfolio pursues its objective by investing primarily in common stocks.

GARTMORE VARIABLE INSURANCE TRUST

Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     DREYFUS GVIT MID CAP INDEX FUND: CLASS I

     Subadviser: The Dreyfus Corporation

     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     GARTMORE GVIT EMERGING MARKETS FUND: CLASS I

     Subadviser: Gartmore Global Partners

     Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

     GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS I

     Subadviser: Gartmore Global Partners

     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I

     Investment Objective: Long-term capital appreciation. To achieve its objective, the Fund normally invests at least 80% of its assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health sciences orientation (those that focus on maintaining or improving one's quality of life). These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I

     Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I

     Subadviser: Gartmore Global Partners

     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I

     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT GROWTH FUND: CLASS I

     Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

     GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I

     Subadviser: Gartmore Global Partners

     Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

     GARTMORE GVIT INVESTOR DESTINATIONS FUNDS

          GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

          Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

          Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

          Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

          Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

          Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

     GARTMORE GVIT MONEY MARKET FUND: CLASS I

     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

     GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS I

     Investment Objective: High total return from a concentrated portfolio of U.S. securities. To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities, primarily in common stocks and convertible securities of U.S. leaders. A U.S. leader is a company with a strong and improving franchise that is well positioned to take advantage of opportunities in the marketplace. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GARTMORE GVIT TOTAL RETURN FUND: CLASS I

     Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

     GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS I

     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of U.S. growth leaders. The Fund will invest in companies whose earnings are expected to grow faster than other companies in the market. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GVIT SMALL CAP GROWTH FUND: CLASS I

     Subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company

     Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

     GVIT SMALL CAP VALUE FUND: CLASS I

     Subadviser: The Dreyfus Corporation

     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

     GVIT SMALL COMPANY FUND: CLASS I

     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company

     Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     MAS GVIT MULTI SECTOR BOND FUND: CLASS I

     Subadviser: Miller, Anderson & Sherrerd, LLP

     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

     STRONG GVIT MID CAP GROWTH FUND: CLASS I

     Subadviser: Strong Capital Management Inc.

     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

     TURNER GVIT GROWTH FOCUS FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER JANUARY 25, 2002)

     Subadviser: Turner Investment Partners, Inc.

     Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.

JANUS ASPEN SERIES

The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital. Under normal circumstances, the portfolio invests at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")

Neuberger Berman AMT is an open-end, diversified management investment company that offers its Portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the Portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the Portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GROWTH PORTFOLIO

     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in the common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT GUARDIAN PORTFOLIO

     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT LIMITED MATURITY BOND PORTFOLIO

     Investment Objective: The highest available current income consistent with liquidity and low risk to principal; total return is a secondary objective. The Portfolio pursues these goals by investing mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.

     AMT PARTNERS PORTFOLIO

     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS

     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER BOND FUND/VA: INITIAL CLASS

     Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally-recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS

     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (having an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS

     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA: INITIAL CLASS

     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

     OPPENHEIMER MULTIPLE STRATEGIES FUND/VA: INITIAL CLASS

     Investment Objective: Total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC.

Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

     INTERNATIONAL STOCK FUND II (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)

     Investment Objective: Capital growth by investing primarily in the equity securities of issuers located outside the United States.

     STRONG DISCOVERY FUND II, INC. (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)

     Investment Objective: Maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     EMERGING MARKETS DEBT PORTFOLIO

     Investment Objective: High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

     U. S. REAL ESTATE PORTFOLIO

     Investment Objective: Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Van Eck Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies. The investment adviser and manager isVan Eck Associates Corporation.

     WORLDWIDE BOND FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1,
     2002)

     Investment Objective: High total return through a flexible policy of investing globally, primarily in debt securities.

     WORLDWIDE EMERGING MARKETS FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)

     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)

     Investment Objective: Long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." For the Fund's purpose Hard assets are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

APPENDIX B:  ILLUSTRATIONS OF SURRENDER CHARGES

Example 1. A female non-tobacco, age 45, purchases a policy with a specified amount of $50,000 and a scheduled premium of $750. She now wishes to surrender the policy during the first policy year. By using the "Initial Surrender Charge" table reproduced below, (also see "Surrender Charges") the total surrender charge per thousand, multiplied by the specified amount expressed in thousands, equals the total Surrender Charge of $569.80 ($11.396 x 50=569.80).

Example 2. A male non-tobacco, age 35, purchases a policy with a specified amount of $100,000 and a scheduled premium of $1,100. He now wants to surrender the policy in the sixth policy year. The total initial surrender charge is calculated using the method illustrated above. (Surrender charge per 1,000=6.817 x 100 for a total of $681.70 maximum initial surrender charge). Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges"). In this case, $681.70 x 60%=$409.02 which is the amount Nationwide deducts as a total surrender charge.

The following tables illustrate the maximum initial surrender charge per $1,000 of initial specified amount for policies that are issued on a standard basis.

                    INITIAL SPECIFIED AMOUNT $50,000-$99,999

        ISSUE                  MALE                FEMALE                MALE                FEMALE
         AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
          25                  $7.776               $7.521               $8.369               $7.818
          35                   8.817                8.398                9.811                8.891
          45                  12.191               11.396               13.887               12.169
          55                  15.636               14.011               18.415               15.116
          65                  22.295               19.086               26.577               20.641

                    INITIAL SPECIFIED AMOUNT $100,000 OR MORE

        ISSUE                  MALE                FEMALE                MALE                FEMALE
         AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
          25                  $5.776               $5.521               $6.369               $5.818
          35                   6.817                6.398                7.811                6.891
          45                   9.691                8.896               11.387                9.669
          55                  13.136               11.511               15.915               12.616
          65                  21.295               18.086               25.577               19.641

                         REDUCTIONS TO SURRENDER CHARGES

                                     SURRENDER CHARGE                                SURRENDER CHARGE
           COMPLETED                 AS A % OF INITIAL          COMPLETED           AS A % OF INITIAL
          POLICY YEARS               SURRENDER CHARGES         POLICY YEARS         SURRENDER CHARGES
               0                             100%                   5                        60%
               1                             100%                   6                        50%
               2                              90%                   7                        40%
               3                              80%                   8                        30%
               4                              70%                    9+                       0%

The current surrender charges are the same for all states. However, in Pennsylvania, the guaranteed maximum surrender charges are spread out over 14 years. The guaranteed maximum surrender charges in subsequent years in Pennsylvania are reduced in the following manner.

                     SURRENDER CHARGE                    SURRENDER CHARGE                     SURRENDER CHARGE
   COMPLETED        AS A % OF INITIAL   COMPLETED      AS A % OF INITIAL      COMPLETED     AS A % OF INITIAL
    POLICY              SURRENDER        POLICY           SURRENDER            POLICY           SURRENDER
     YEARS               CHARGES          YEARS             CHARGES             YEARS            CHARGES
       0                   100%             5                 60%                10                20%
       1                   100%             6                 50%                11                15%
       2                    90%             7                 40%                12                10%
       3                    80%             8                 30%                13                 5%
       4                    70%             9                 25%                14+                0%

The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact the home office for an illustration.

Nationwide has no plans to change the current surrender charges.

APPENDIX C:  ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The mortality and expense risk charges are equivalent to an annualized rate of 0.80% of the daily net assets of the variable account. On each policy anniversary beginning with the 10th, the mortality and expense risk charge is reduced to 0.50% on an annualized basis of the daily net assets of the variable account, provided the cash surrender value is $25,000 or more on such anniversary. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annualized effective rate of 0.72% of the daily net assets of the variable account. This annualized rate is based on the average of the fund expenses, after expense reimbursement, for the preceding year for all underlying mutual fund options available under the policy as of December 31, 2001. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annualized rate would have been 0.93%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.73%, 4.27% and 10.27%. On each policy anniversary beginning with the 10th, the gross annual rates of return of 0%, 6%, and 12% correspond to net investment experience at constant annual rates of - 1.43%, 4.57%, and 10.57%, provided the cash surrender value is $25,000 or more on such anniversary. This is due to a guaranteed reduction in the mortality and expense risk charge from an annualized rate of 0.80% to an annualized rate of 0.50% if the aforementioned conditions apply.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment. Current values reflect a deduction of 3.5% of each premium payment up to break point premium and 1.5% of any excess. Guaranteed values reflect a deduction of 3.5% of each premium payment. The illustrations also reflect the fact that Nationwide deducts a tax load for state premium taxes equal to 3.5% of all premium payments.

The cash surrender values shown in the illustrations reflect the fact that Nationwide will deduct a surrender charge from the cash value for any policy surrendered in full during the first 9 years.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is $12.50 per month in the first year and $5 per month in renewal years. The illustrations assume a monthly administrative expense charge of $25 per month in the first year and $7.50 per month in renewal years. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed Insured's age, sex, smoking classification, rating classification and premium payment requested.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                 CURRENT VALUES

                             0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                               INVESTMENT RETURN                 INVESTMENT RETURN                  INVESTMENT RETURN
           PREMIUMS
          PAID PLUS                  CASH                             CASH                               CASH
 POLICY   INTEREST AT     CASH     SURRENDER    DEATH      CASH     SURRENDER   DEATH        CASH      SURRENDER      DEATH
  YEAR        5%          VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT      VALUE       VALUE        BENEFIT
    1         788          390          0      50,000        422          0     50,000         454           0        50,000
    2       1,614          851        278      50,000        942        368     50,000       1,037         463        50,000
    3       2,483        1,295        779      50,000      1,475        958     50,000       1,669       1,153        50,000
    4       3,394        1,716      1,257      50,000      2,014      1,555     50,000       2,350       1,891        50,000
    5       4,351        2,114      1,712      50,000      2,560      2,159     50,000       3,084       2,683        50,000
    6       5,357        2,490      2,146      50,000      3,115      2,771     50,000       3,879       3,534        50,000
    7       6,412        2,850      2,563      50,000      3,684      3,397     50,000       4,745       4,459        50,000
    8       7,520        3,188      2,959      50,000      4,262      4,032     50,000       5,687       5,458        50,000
    9       8,683        3,506      3,334      50,000      4,851      4,679     50,000       6,713       6,540        50,000
   10       9,905        3,803      3,803      50,000      5,451      5,451     50,000       7,831       7,831        50,000
   11      11,188        4,075      4,075      50,000      6,058      6,058     50,000       9,049       9,049        50,000
   12      12,535        4,320      4,320      50,000      6,672      6,672     50,000      10,377      10,377        50,000
   13      13,949        4,536      4,536      50,000      7,290      7,290     50,000      11,824      11,824        50,000
   14      15,434        4,717      4,717      50,000      7,907      7,907     50,000      13,401      13,401        50,000
   15      16,993        4,856      4,856      50,000      8,516      8,516     50,000      15,118      15,118        50,000
   16      18,630        4,953      4,953      50,000      9,120      9,120     50,000      16,993      16,993        50,000
   17      20,349        5,001      5,001      50,000      9,709      9,709     50,000      19,041      19,041        50,000
   18      22,154        4,990      4,990      50,000     10,276     10,276     50,000      21,281      21,281        50,000
   19      24,049        4,921      4,921      50,000     10,822     10,822     50,000      23,740      23,740        50,000
   20      26,039        4,784      4,784      50,000     11,338     11,338     50,000      26,445      26,445        50,000
   21      28,129        4,573      4,573      50,000     11,820     11,820     50,000      29,520      29,520        50,000
   22      30,323        4,279      4,279      50,000     12,259     12,259     50,000      32,938      32,938        50,000
   23      32,626        3,891      3,891      50,000     12,646     12,646     50,000      36,751      36,751        50,000
   24      35,045        3,395      3,395      50,000     12,970     12,970     50,000      41,024      41,024        50,000
   25      37,585        2,788      2,788      50,000     13,228     13,228     50,000      45,814      45,814        53,144
   26      40,252        2,055      2,055      50,000     13,407     13,407     50,000      51,084      51,084        58,746
   27      43,052        1,162      1,162      50,000     13,481     13,481     50,000      56,887      56,887        64,283
   28      45,992          101        101      50,000     13,443     13,443     50,000      63,287      63,287        70,249
   29      49,079          (*)        (*)         (*)     13,272     13,272     50,000      70,353      70,353        76,685
   30      52,321          (*)        (*)         (*)     12,949     12,949     50,000      78,169      78,169        83,641

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $12.50 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                GUARANTEED VALUES

                                0% HYPOTHETICAL GROSS                6% HYPOTHETICAL GROSS              12% HYPOTHETICAL GROSS
                                  INVESTMENT RETURN                   INVESTMENT RETURN                    INVESTMENT RETURN
           PREMIUMS
           PAID PLUS                   CASH                                  CASH                                 CASH
 POLICY   INTEREST AT      CASH      SURRENDER      DEATH       CASH      SURRENDER     DEATH       CASH       SURRENDER   DEATH
  YEAR          5%         VALUE       VALUE       BENEFIT      VALUE        VALUE     BENEFIT      VALUE         VALUE    BENEFIT
    1           788          175           0        50,000        200            0      50,000        225             0    50,000
    2         1,614          538           0        50,000        606           32      50,000        677           103    50,000
    3         2,483          878         362        50,000      1,012          495      50,000      1,157           641    50,000
    4         3,394        1,193         734        50,000      1,415          956      50,000      1,666         1,207    50,000
    5         4,351        1,482       1,080        50,000      1,814        1,413      50,000      2,206         1,804    50,000
    6         5,357        1,742       1,398        50,000      2,207        1,863      50,000      2,777         2,433    50,000
    7         6,412        1,970       1,684        50,000      2,589        2,302      50,000      3,380         3,093    50,000
    8         7,520        2,163       1,934        50,000      2,956        2,727      50,000      4,014         3,785    50,000
    9         8,683        2,316       2,143        50,000      3,303        3,131      50,000      4,679         4,507    50,000
   10         9,905        2,424       2,424        50,000      3,624        3,624      50,000      5,375         5,375    50,000
   11        11,188        2,484       2,484        50,000      3,915        3,915      50,000      6,101         6,101    50,000
   12        12,535        2,493       2,493        50,000      4,169        4,169      50,000      6,859         6,859    50,000
   13        13,949        2,446       2,446        50,000      4,383        4,383      50,000      7,650         7,650    50,000
   14        15,434        2,338       2,338        50,000      4,548        4,548      50,000      8,476         8,476    50,000
   15        16,993        2,161       2,161        50,000      4,654        4,654      50,000      9,334         9,334    50,000
   16        18,630        1,907       1,907        50,000      4,691        4,691      50,000     10,225        10,225    50,000
   17        20,349        1,565       1,565        50,000      4,646        4,646      50,000     11,147        11,147    50,000
   18        22,154        1,122       1,122        50,000      4,500        4,500      50,000     12,097        12,097    50,000
   19        24,049          560         560        50,000      4,233        4,233      50,000     13,071        13,071    50,000
   20        26,039          (*)         (*)           (*)      3,823        3,823      50,000     14,066        14,066    50,000
   21        28,129          (*)         (*)           (*)      3,244        3,244      50,000     15,082        15,082    50,000
   22        30,323          (*)         (*)           (*)      2,471        2,471      50,000     16,118        16,118    50,000
   23        32,626          (*)         (*)           (*)      1,470        1,470      50,000     17,175        17,175    50,000
   24        35,045          (*)         (*)           (*)        200          200      50,000     18,255        18,255    50,000
   25        37,585          (*)         (*)           (*)        (*)          (*)         (*)     19,355        19,355    50,000
   26        40,252          (*)         (*)           (*)        (*)          (*)         (*)     20,469        20,469    50,000
   27        43,052          (*)         (*)           (*)        (*)          (*)         (*)     21,591        21,591    50,000
   28        45,992          (*)         (*)           (*)        (*)          (*)         (*)     22,707        22,707    50,000
   29        49,079          (*)         (*)           (*)        (*)          (*)         (*)     23,809        23,809    50,000
   30        52,321          (*)         (*)           (*)        (*)          (*)         (*)     24,889        24,889    50,000

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $25 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                 CURRENT VALUES

                           0% HYPOTHETICAL GROSS              6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                              INVESTMENT RETURN                  INVESTMENT RETURN                  INVESTMENT RETURN
            PREMIUMS
           PAID PLUS                  CASH                              CASH                                CASH
 POLICY   INTEREST AT     CASH      SURRENDER   DEATH       CASH      SURRENDER      DEATH       CASH     SURRENDER      DEATH
  YEAR         5%         VALUE       VALUE     BENEFIT     VALUE       VALUE        BENEFIT     VALUE      VALUE        BENEFIT
    1          788          388           0     50,388        420           0        50,420        452          0        50,452
    2        1,614          846         273     50,846        937         363        50,937      1,031        457        51,031
    3        2,483        1,285         769     51,285      1,463         947        51,463      1,656      1,140        51,656
    4        3,394        1,699       1,240     51,699      1,993       1,534        51,993      2,326      1,867        52,326
    5        4,351        2,087       1,686     52,087      2,527       2,125        52,527      3,043      2,642        53,043
    6        5,357        2,451       2,107     52,451      3,065       2,720        53,065      3,814      3,470        53,814
    7        6,412        2,797       2,510     52,797      3,612       3,326        53,612      4,650      4,364        54,650
    8        7,520        3,118       2,889     53,118      4,164       3,935        54,164      5,551      5,322        55,551
    9        8,683        3,416       3,244     53,416      4,720       4,548        54,720      6,524      6,352        56,524
   10        9,905        3,691       3,691     53,691      5,281       5,281        55,281      7,575      7,575        57,575
   11       11,188        3,936       3,936     53,936      5,840       5,840        55,840      8,706      8,706        58,706
   12       12,535        4,152       4,152     54,152      6,396       6,396        56,396      9,925      9,925        59,925
   13       13,949        4,334       4,334     54,334      6,945       6,945        56,945     11,234     11,234        61,234
   14       15,434        4,477       4,477     54,477      7,479       7,479        57,479     12,637     12,637        62,637
   15       16,993        4,573       4,573     54,573      7,989       7,989        57,989     14,134     14,134        64,134
   16       18,630        4,621       4,621     54,621      8,474       8,474        58,474     15,734     15,734        65,734
   17       20,349        4,615       4,615     54,615      8,923       8,923        58,923     17,437     17,437        67,437
   18       22,154        4,543       4,543     54,543      9,324       9,324        59,324     19,243     19,243        69,243
   19       24,049        4,408       4,408     54,408      9,674       9,674        59,674     21,161     21,161        71,161
   20       26,039        4,199       4,199     54,199      9,961       9,961        59,961     23,193     23,193        73,193
   21       28,129        3,912       3,912     53,912     10,176      10,176        60,176     25,343     25,343        75,343
   22       30,323        3,540       3,540     53,540     10,306      10,306        60,306     27,697     27,697        77,697
   23       32,626        3,071       3,071     53,071     10,335      10,335        60,335     30,187     30,187        80,187
   24       35,045        2,495       2,495     52,495     10,248      10,248        60,248     32,814     32,814        82,814
   25       37,585        1,815       1,815     51,815     10,038      10,038        60,038     35,592     35,592        85,592
   26       40,252        1,019       1,019     51,019      9,689       9,689        59,689     38,525     38,525        88,525
   27       43,052           81          81     50,081      9,163       9,163        59,163     41,597     41,597        91,597
   28       45,992          (*)         (*)        (*)      8,455       8,455        58,455     44,822     44,822        94,822
   29       49,079          (*)         (*)        (*)      7,542       7,542        57,542     48,203     48,203        98,203
   30       52,321          (*)         (*)        (*)      6,404       6,404        56,404     51,743     51,743       101,743


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $12.50 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                GUARANTEED VALUES

                       0% HYPOTHETICAL GROSS                       6% HYPOTHETICAL GROSS                  12% HYPOTHETICAL GROSS
                         INVESTMENT RETURN                            INVESTMENT RETURN                     INVESTMENT RETURN
             PREMIUMS
             PAID PLUS                    CASH                                CASH                                 CASH
POLICY      INTEREST AT        CASH     SURRENDER     DEATH      CASH      SURRENDER      DEATH       CASH      SURRENDER    DEATH
 YEAR         5%             VALUE        VALUE       BENEFIT    VALUE       VALUE        BENEFIT     VALUE       VALUE      BENEFIT
   1           788             173           0        50,173       198           0        50,198        223           0      50,223
   2         1,614             533           0        50,533       600          26        50,600        671          97      50,671
   3         2,483             867         351        50,867       999         483        50,999      1,143         626      51,143
   4         3,394           1,175         716        51,175     1,393         934        51,393      1,640       1,181      51,640
   5         4,351           1,453       1,052        51,453     1,779       1,377        51,779      2,162       1,760      52,162
   6         5,357           1,701       1,357        51,701     2,154       1,810        52,154      2,709       2,364      52,709
   7         6,412           1,914       1,627        51,914     2,513       2,226        52,513      3,278       2,991      53,278
   8         7,520           2,088       1,859        52,088     2,851       2,622        52,851      3,868       3,639      53,868
   9         8,683           2,219       2,047        52,219     3,162       2,990        53,162      4,475       4,303      54,475
  10         9,905           2,303       2,303        52,303     3,440       3,440        53,440      5,095       5,095      55,095
  11        11,188           2,335       2,335        52,335     3,677       3,677        53,677      5,724       5,724      55,724
  12        12,535           2,312       2,312        52,312     3,868       3,868        53,868      6,358       6,358      56,358
  13        13,949           2,232       2,232        52,232     4,007       4,007        54,007      6,995       6,995      56,995
  14        15,434           2,089       2,089        52,089     4,085       4,085        54,085      7,628       7,628      57,628
  15        16,993           1,875       1,875        51,875     4,092       4,092        54,092      8,247       8,247      58,247
  16        18,630           1,584       1,584        51,584     4,015       4,015        54,015      8,842       8,842      58,842
  17        20,349           1,207       1,207        51,207     3,843       3,843        53,843      9,401       9,401      59,401
  18        22,154             733         733        50,733     3,555       3,555        53,555      9,906       9,906      59,906
  19        24,049             149         149        50,149     3,132       3,132        53,132     10,336      10,336      60,336
  20        26,039             (*)         (*)           (*)     2,557       2,557        52,557     10,669      10,669      60,669
  21        28,129             (*)         (*)           (*)     1,807       1,807        51,807     10,882      10,882      60,882
  22        30,323             (*)         (*)           (*)       864         864        50,864     10,949      10,949      60,949
  23        32,626             (*)         (*)           (*)       (*)         (*)           (*)     10,843      10,843      60,843
  24        35,045             (*)         (*)           (*)       (*)         (*)           (*)     10,531      10,531      60,531
  25        37,585             (*)         (*)           (*)       (*)         (*)           (*)      9,970       9,970      59,970
  26        40,252             (*)         (*)           (*)       (*)         (*)           (*)      9,105       9,105      59,105
  27        43,052             (*)         (*)           (*)       (*)         (*)           (*)      7,869       7,869      57,869
  28        45,992             (*)         (*)           (*)       (*)         (*)           (*)      6,180       6,180      56,180
  29        49,079             (*)         (*)           (*)       (*)         (*)           (*)      3,945       3,945      53,945
  30        52,321             (*)         (*)           (*)       (*)         (*)           (*)      1,070       1,070      51,070

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $25 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                 CURRENT VALUES

                              0% HYPOTHETICAL GROSS              6% HYPOTHETICAL GROSS                 12% HYPOTHETICAL GROSS
                                INVESTMENT RETURN                   INVESTMENT RETURN                    INVESTMENT RETURN
           PREMIUMS
           PAID PLUS                   CASH                               CASH                                   CASH
POLICY    INTEREST AT     CASH      SURRENDER    DEATH        CASH      SURRENDER      DEATH        CASH      SURRENDER     DEATH
 YEAR         5%          VALUE       VALUE      BENEFIT      VALUE       VALUE        BENEFIT      VALUE       VALUE       BENEFIT
   1         1,260          641           0      50,000         693           0        50,000          745          52      50,000
   2         2,583        1,340         647      50,000       1,486         793        50,000        1,639         946      50,000
   3         3,972        2,003       1,379      50,000       2,289       1,665        50,000        2,599       1,976      50,000
   4         5,431        2,626       2,071      50,000       3,097       2,542        50,000        3,630       3,075      50,000
   5         6,962        3,200       2,715      50,000       3,903       3,417        50,000        4,730       4,245      50,000
   6         8,570        3,730       3,314      50,000       4,708       4,292        50,000        5,910       5,494      50,000
   7        10,259        4,205       3,859      50,000       5,506       5,160        50,000        7,173       6,826      50,000
   8        12,032        4,619       4,342      50,000       6,288       6,011        50,000        8,521       8,243      50,000
   9        13,893        4,972       4,765      50,000       7,055       6,847        50,000        9,967       9,759      50,000
  10        15,848        5,257       5,257      50,000       7,800       7,800        50,000       11,519      11,519      50,000
  11        17,901        5,469       5,469      50,000       8,518       8,518        50,000       13,190      13,190      50,000
  12        20,056        5,601       5,601      50,000       9,202       9,202        50,000       14,992      14,992      50,000
  13        22,318        5,643       5,643      50,000       9,844       9,844        50,000       16,940      16,940      50,000
  14        24,694        5,583       5,583      50,000      10,432      10,432        50,000       19,052      19,052      50,000
  15        27,189        5,421       5,421      50,000      10,967      10,967        50,000       21,360      21,360      50,000
  16        29,808        5,144       5,144      50,000      11,438      11,438        50,000       23,893      23,893      50,000
  17        32,559        4,724       4,724      50,000      11,819      11,819        50,000       26,680      26,680      50,000
  18        35,447        4,155       4,155      50,000      12,106      12,106        50,000       29,864      29,864      50,000
  19        38,479        3,420       3,420      50,000      12,284      12,284        50,000       33,439      33,439      50,000
  20        41,663        2,499       2,499      50,000      12,335      12,335        50,000       37,482      37,482      50,000
  21        45,006        1,356       1,356      50,000      12,231      12,231        50,000       42,092      42,092      50,000
  22        48,517          (*)         (*)         (*)      11,936      11,936        50,000       47,395      47,395      50,000
  23        52,202          (*)         (*)         (*)      11,409      11,409        50,000       53,365      53,365      56,034
  24        56,073          (*)         (*)         (*)      10,608      10,608        50,000       59,923      59,923      62,919
  25        60,136          (*)         (*)         (*)       9,471       9,471        50,000       67,121      67,121      70,477
  26        64,403          (*)         (*)         (*)       7,924       7,924        50,000       75,018      75,018      78,769
  27        68,883          (*)         (*)         (*)       5,874       5,874        50,000       83,676      83,676      87,859
  28        73,587          (*)         (*)         (*)       3,205       3,205        50,000       93,162      93,162      97,820
  29        78,527          (*)         (*)         (*)         (*)         (*)           (*)      103,548     103,548     108,726
  30        83,713          (*)         (*)         (*)         (*)         (*)           (*)      114,911     114,911     120,656

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $12.50 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                GUARANTEED VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS               12% HYPOTHETICAL GROSS
                                  INVESTMENT RETURN                 INVESTMENT RETURN                  INVESTMENT RETURN
           PREMIUMS
           PAID PLUS                    CASH                               CASH                               CASH
POLICY    INTEREST AT      CASH       SURRENDER   DEATH        CASH     SURRENDER      DEATH      CASH      SURRENDER    DEATH
 YEAR          5%         VALUE        VALUE      BENEFIT      VALUE      VALUE        BENEFIT    VALUE       VALUE      BENEFIT
   1         1,260          287            0      50,000         327          0        50,000       368           0      50,000
   2         2,583          728           35      50,000         833        140        50,000       944         251      50,000
   3         3,972        1,109          486      50,000       1,308        684        50,000     1,525         901      50,000
   4         5,431        1,427          873      50,000       1,745      1,190        50,000     2,108       1,553      50,000
   5         6,962        1,674        1,189      50,000       2,135      1,650        50,000     2,685       2,200      50,000
   6         8,570        1,843        1,427      50,000       2,469      2,053        50,000     3,251       2,835      50,000
   7        10,259        1,925        1,579      50,000       2,735      2,388        50,000     3,795       3,449      50,000
   8        12,032        1,908        1,631      50,000       2,916      2,639        50,000     4,305       4,027      50,000
   9        13,893        1,777        1,569      50,000       2,994      2,786        50,000     4,763       4,556      50,000
  10        15,848        1,517        1,517      50,000       2,950      2,950        50,000     5,155       5,155      50,000
  11        17,901        1,115        1,115      50,000       2,762      2,762        50,000     5,459       5,459      50,000
  12        20,056          553          553      50,000       2,407      2,407        50,000     5,656       5,656      50,000
  13        22,318          (*)          (*)         (*)       1,858      1,858        50,000     5,721       5,721      50,000
  14        24,694          (*)          (*)         (*)       1,079      1,079        50,000     5,621       5,621      50,000
  15        27,189          (*)          (*)         (*)          26         26        50,000     5,312       5,312      50,000
  16        29,808          (*)          (*)         (*)         (*)        (*)           (*)     4,733       4,733      50,000
  17        32,559          (*)          (*)         (*)         (*)        (*)           (*)     3,803       3,803      50,000
  18        35,447          (*)          (*)         (*)         (*)        (*)           (*)     2,410       2,410      50,000
  19        38,479          (*)          (*)         (*)         (*)        (*)           (*)       414         414      50,000
  20        41,663          (*)          (*)         (*)         (*)        (*)           (*)       (*)         (*)         (*)
  21        45,006          (*)          (*)         (*)         (*)        (*)           (*)       (*)         (*)         (*)
  22        48,517          (*)          (*)         (*)         (*)        (*)           (*)       (*)         (*)         (*)
  23        52,202          (*)          (*)         (*)         (*)        (*)           (*)       (*)         (*)         (*)
  24        56,073          (*)          (*)         (*)         (*)        (*)           (*)       (*)         (*)         (*)
  25        60,136          (*)          (*)         (*)         (*)        (*)           (*)       (*)         (*)         (*)
  26        64,403          (*)          (*)         (*)         (*)        (*)           (*)       (*)         (*)         (*)
  27        68,883          (*)          (*)         (*)         (*)        (*)           (*)       (*)         (*)         (*)
  28        73,587          (*)          (*)         (*)         (*)        (*)           (*)       (*)         (*)         (*)
  29        78,527          (*)          (*)         (*)         (*)        (*)           (*)       (*)         (*)         (*)
  30        83,713          (*)          (*)         (*)         (*)        (*)           (*)       (*)         (*)         (*)

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $25 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                 CURRENT VALUES

                            0% HYPOTHETICAL GROSS              6% HYPOTHETICAL GROSS                12% HYPOTHETICAL GROSS
                              INVESTMENT RETURN                   INVESTMENT RETURN                     INVESTMENT RETURN
           PREMIUMS
           PAID PLUS                 CASH                                CASH                                CASH
POLICY    INTEREST AT    CASH      SURRENDER    DEATH        CASH      SURRENDER      DEATH       CASH      SURRENDER     DEATH
 YEAR         5%         VALUE       VALUE      BENEFIT      VALUE       VALUE        BENEFIT     VALUE       VALUE       BENEFIT
   1         1,260         635           0      50,635         686           0        50,686         738          45      50,738
   2         2,583       1,323         630      51,323       1,468         775        51,468       1,618         925      51,618
   3         3,972       1,969       1,346      51,969       2,250       1,626        52,250       2,555       1,932      52,555
   4         5,431       2,569       2,014      52,569       3,028       2,474        53,028       3,549       2,994      53,549
   5         6,962       3,112       2,627      53,112       3,793       3,307        53,793       4,594       4,109      54,594
   6         8,570       3,602       3,186      53,602       4,543       4,127        54,543       5,697       5,281      55,697
   7        10,259       4,029       3,682      54,029       5,268       4,921        55,268       6,854       6,507      56,854
   8        12,032       4,383       4,105      54,383       5,956       5,679        55,956       8,057       7,780      58,057
   9        13,893       4,666       4,458      54,666       6,606       6,398        56,606       9,313       9,105      59,313
  10        15,848       4,868       4,868      54,868       7,205       7,205        57,205      10,615      10,615      60,615
  11        17,901       4,986       4,986      54,986       7,745       7,745        57,745      11,962      11,962      61,962
  12        20,056       5,011       5,011      55,011       8,214       8,214        58,214      13,348      13,348      63,348
  13        22,318       4,932       4,932      54,932       8,596       8,596        58,596      14,765      14,765      64,765
  14        24,694       4,741       4,741      54,741       8,877       8,877        58,877      16,203      16,203      66,203
  15        27,189       4,438       4,438      54,438       9,050       9,050        59,050      17,664      17,664      67,664
  16        29,808       4,013       4,013      54,013       9,100       9,100        59,100      19,137      19,137      69,137
  17        32,559       3,439       3,439      53,439       8,991       8,991        58,991      20,593      20,593      70,593
  18        35,447       2,719       2,719      52,719       8,716       8,716        58,716      22,028      22,028      72,028
  19        38,479       1,842       1,842      51,842       8,255       8,255        58,255      23,430      23,430      73,430
  20        41,663         799         799      50,799       7,587       7,587        57,587      24,779      24,779      74,779
  21        45,006         (*)         (*)         (*)       6,680       6,680        56,680      26,047      26,047      76,047
  22        48,517         (*)         (*)         (*)       5,497       5,497        55,497      27,282      27,282      77,282
  23        52,202         (*)         (*)         (*)       4,002       4,002        54,002      28,375      28,375      78,375
  24        56,073         (*)         (*)         (*)       2,161       2,161        52,161      29,289      29,289      79,289
  25        60,136         (*)         (*)         (*)         (*)         (*)           (*)      29,981      29,981      79,981
  26        64,403         (*)         (*)         (*)         (*)         (*)           (*)      30,399      30,399      80,399
  27        68,883         (*)         (*)         (*)         (*)         (*)           (*)      30,488      30,488      80,488
  28        73,587         (*)         (*)         (*)         (*)         (*)           (*)      30,193      30,193      80,193
  29        78,527         (*)         (*)         (*)         (*)         (*)           (*)      29,439      29,439      79,439
  30        83,713         (*)         (*)         (*)         (*)         (*)           (*)      28,140      28,140      78,140

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $12.50 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                GUARANTEED VALUES

                               0% HYPOTHETICAL GROSS                6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                    INVESTMENT RETURN                   INVESTMENT RETURN
             PREMIUMS
             PAID PLUS                 CASH                                  CASH                                CASH
POLICY      INTEREST AT    CASH      SURRENDER      DEATH        CASH      SURRENDER    DEATH        CASH      SURRENDER    DEATH
 YEAR           5%         VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
   1           1,260         279           0        50,279         319           0      50,319         360           0      50,360
   2           2,583         707          14        50,707         810         117      50,810         919         226      50,919
   3           3,972       1,070         446        51,070       1,262         638      51,262       1,472         849      51,472
   4           5,431       1,362         808        51,362       1,666       1,112      51,666       2,014       1,459      52,014
   5           6,962       1,577       1,092        51,577       2,012       1,527      52,012       2,532       2,047      52,532
   6           8,570       1,706       1,291        51,706       2,289       1,873      52,289       3,016       2,601      53,016
   7          10,259       1,744       1,397        51,744       2,485       2,138      52,485       3,454       3,107      53,454
   8          12,032       1,676       1,399        51,676       2,581       2,303      52,581       3,825       3,547      53,825
   9          13,893       1,491       1,283        51,491       2,558       2,350      52,558       4,107       3,899      54,107
  10          15,848       1,178       1,178        51,178       2,399       2,399      52,399       4,277       4,277      54,277
  11          17,901         725         725        50,725       2,084       2,084      52,084       4,310       4,310      54,310
  12          20,056         123         123        50,123       1,593       1,593      51,593       4,180       4,180      54,180
  13          22,318         (*)         (*)           (*)         908         908      50,908       3,857       3,857      53,857
  14          24,694         (*)         (*)           (*)           4           4      50,004       3,306       3,306      53,306
  15          27,189         (*)         (*)           (*)         (*)         (*)         (*)       2,482       2,482      52,482
  16          29,808         (*)         (*)           (*)         (*)         (*)         (*)       1,328       1,328      51,328
  17          32,559         (*)         (*)           (*)         (*)         (*)         (*)         (*)         (*)         (*)
  18          35,447         (*)         (*)           (*)         (*)         (*)         (*)         (*)         (*)         (*)
  19          38,479         (*)         (*)           (*)         (*)         (*)         (*)         (*)         (*)         (*)
  20          41,663         (*)         (*)           (*)         (*)         (*)         (*)         (*)         (*)         (*)
  21          45,006         (*)         (*)           (*)         (*)         (*)         (*)         (*)         (*)         (*)
  22          48,517         (*)         (*)           (*)         (*)         (*)         (*)         (*)         (*)         (*)
  23          52,202         (*)         (*)           (*)         (*)         (*)         (*)         (*)         (*)         (*)
  24          56,073         (*)         (*)           (*)         (*)         (*)         (*)         (*)         (*)         (*)
  25          60,136         (*)         (*)           (*)         (*)         (*)         (*)         (*)         (*)         (*)
  26          64,403         (*)         (*)           (*)         (*)         (*)         (*)         (*)         (*)         (*)
  27          68,883         (*)         (*)           (*)         (*)         (*)         (*)         (*)         (*)         (*)
  28          73,587         (*)         (*)           (*)         (*)         (*)         (*)         (*)         (*)         (*)
  29          78,527         (*)         (*)           (*)         (*)         (*)         (*)         (*)         (*)         (*)
  30          83,713         (*)         (*)           (*)         (*)         (*)         (*)         (*)         (*)         (*)

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $25 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                 $1500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                 CURRENT VALUES

                              0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS                12% HYPOTHETICAL GROSS
                                INVESTMENT RETURN                 INVESTMENT RETURN                     INVESTMENT RETURN
           PREMIUMS
           PAID PLUS                  CASH                               CASH                                   CASH
POLICY    INTEREST AT     CASH      SURRENDER     DEATH       CASH     SURRENDER     DEATH          CASH      SURRENDER  DEATH
 YEAR         5%          VALUE       VALUE       BENEFIT     VALUE      VALUE       BENEFIT        VALUE       VALUE    BENEFIT
   1         1,575          947          49       100,000     1,016        118       100,000        1,085         188    100,000
   2         3,229        1,946       1,048       100,000     2,145      1,248       100,000        2,353       1,456    100,000
   3         4,965        2,908       2,100       100,000     3,302      2,494       100,000        3,730       2,922    100,000
   4         6,788        3,834       3,116       100,000     4,488      3,770       100,000        5,227       4,509    100,000
   5         8,703        4,726       4,098       100,000     5,707      5,079       100,000        6,858       6,229    100,000
   6        10,713        5,585       5,047       100,000     6,959      6,421       100,000        8,638       8,100    100,000
   7        12,824        6,400       5,952       100,000     8,237      7,788       100,000       10,573      10,124    100,000
   8        15,040        7,162       6,803       100,000     9,530      9,171       100,000       12,669      12,310    100,000
   9        17,367        7,872       7,602       100,000    10,841     10,572       100,000       14,946      14,676    100,000
  10        19,810        8,520       8,520       100,000    12,163     12,163       100,000       17,414      17,414    100,000
  11        22,376        9,121       9,121       100,000    13,508     13,508       100,000       20,110      20,110    100,000
  12        25,069        9,682       9,682       100,000    14,885     14,885       100,000       23,066      23,066    100,000
  13        27,898       10,206      10,206       100,000    16,300     16,300       100,000       26,315      26,315    100,000
  14        30,868       10,673      10,673       100,000    17,736     17,736       100,000       29,964      29,964    100,000
  15        33,986       11,068      11,068       100,000    19,179     19,179       100,000       33,969      33,969    100,000
  16        37,261       11,394      11,394       100,000    20,635     20,635       100,000       38,379      38,379    100,000
  17        40,699       11,645      11,645       100,000    22,100     22,100       100,000       43,242      43,242    100,000
  18        44,309       11,806      11,806       100,000    23,562     23,562       100,000       48,609      48,609    100,000
  19        48,099       11,873      11,873       100,000    25,020     25,020       100,000       54,548      54,548    100,000
  20        52,079       11,850      11,850       100,000    26,561     26,561       100,000       61,139      61,139    100,000
  21        56,258       11,725      11,725       100,000    28,106     28,106       100,000       68,471      68,471    100,000
  22        60,646       11,468      11,468       100,000    29,633     29,633       100,000       76,640      76,640    100,000
  23        65,253       11,071      11,071       100,000    31,141     31,141       100,000       85,773      85,773    101,212
  24        70,091       10,505      10,505       100,000    32,612     32,612       100,000       95,883      95,883    112,183
  25        75,170        9,760       9,760       100,000    34,044     34,044       100,000      106,996     106,996    124,116
  26        80,504        8,823       8,823       100,000    35,432     35,432       100,000      119,213     119,213    137,095
  27        86,104        7,655       7,655       100,000    36,754     36,754       100,000      132,675     132,675    149,922
  28        91,984        6,237       6,237       100,000    38,007     38,007       100,000      147,523     147,523    163,751
  29        98,158        4,542       4,542       100,000    39,180     39,180       100,000      163,920     163,920    178,672
  30       104,641        2,520       2,520       100,000    40,249     40,249       100,000      182,047     182,047    194,790

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $12.50 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                 $1500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                GUARANTEED VALUES

                              0% HYPOTHETICAL GROSS                6% HYPOTHETICAL GROSS                12% HYPOTHETICAL GROSS
                                INVESTMENT RETURN                     INVESTMENT RETURN                     INVESTMENT RETURN
           PREMIUMS
           PAID PLUS                  CASH                                  CASH                                  CASH
POLICY    INTEREST AT     CASH      SURRENDER     DEATH         CASH      SURRENDER     DEATH         CASH      SURRENDER   DEATH
 YEAR         5%          VALUE       VALUE       BENEFIT       VALUE       VALUE       BENEFIT       VALUE       VALUE     BENEFIT
   1         1,575          750           0       100,000         813           0       100,000         876           0     100,000
   2         3,229        1,671         773       100,000       1,850         952       100,000       2,037       1,139     100,000
   3         4,965        2,550       1,743       100,000       2,904       2,096       100,000       3,288       2,481     100,000
   4         6,788        3,387       2,669       100,000       3,975       3,257       100,000       4,638       3,920     100,000
   5         8,703        4,178       3,550       100,000       5,060       4,432       100,000       6,095       5,467     100,000
   6        10,713        4,921       4,382       100,000       6,156       5,618       100,000       7,667       7,128     100,000
   7        12,824        5,611       5,162       100,000       7,260       6,811       100,000       9,360       8,912     100,000
   8        15,040        6,242       5,883       100,000       8,365       8,006       100,000      11,184      10,825     100,000
   9        17,367        6,809       6,540       100,000       9,466       9,197       100,000      13,147      12,877     100,000
  10        19,810        7,307       7,307       100,000      10,557      10,557       100,000      15,260      15,260     100,000
  11        22,376        7,729       7,729       100,000      11,632      11,632       100,000      17,535      17,535     100,000
  12        25,069        8,070       8,070       100,000      12,686      12,686       100,000      19,988      19,988     100,000
  13        27,898        8,327       8,327       100,000      13,715      13,715       100,000      22,640      22,640     100,000
  14        30,868        8,492       8,492       100,000      14,710      14,710       100,000      25,509      25,509     100,000
  15        33,986        8,555       8,555       100,000      15,662      15,662       100,000      28,703      28,703     100,000
  16        37,261        8,504       8,504       100,000      16,558      16,558       100,000      32,181      32,181     100,000
  17        40,699        8,326       8,326       100,000      17,386      17,386       100,000      35,975      35,975     100,000
  18        44,309        8,002       8,002       100,000      18,125      18,125       100,000      40,123      40,123     100,000
  19        48,099        7,512       7,512       100,000      18,757      18,757       100,000      44,666      44,666     100,000
  20        52,079        6,834       6,834       100,000      19,258      19,258       100,000      49,662      49,662     100,000
  21        56,258        5,947       5,947       100,000      19,608      19,608       100,000      55,178      55,178     100,000
  22        60,646        4,828       4,828       100,000      19,781      19,781       100,000      61,301      61,301     100,000
  23        65,253        3,452       3,452       100,000      19,752      19,752       100,000      68,134      68,134     100,000
  24        70,091        1,788       1,788       100,000      19,487      19,487       100,000      75,806      75,806     100,000
  25        75,170          (*)         (*)           (*)      18,941      18,941       100,000      84,471      84,471     100,000
  26        80,504          (*)         (*)           (*)      18,054      18,054       100,000      94,200      94,200     108,330
  27        86,104          (*)         (*)           (*)      16,746      16,746       100,000     104,911     104,911     118,549
  28        91,984          (*)         (*)           (*)      14,915      14,915       100,000     116,710     116,710     129,548
  29        98,158          (*)         (*)           (*)      12,436      12,436       100,000     129,728     129,728     141,403
  30       104,641          (*)         (*)           (*)       9,167       9,167       100,000     144,123     144,123     154,212

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $25 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                 $1500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                 CURRENT VALUES

                              0% HYPOTHETICAL GROSS              6% HYPOTHETICAL GROSS                 12% HYPOTHETICAL GROSS
                                INVESTMENT RETURN                  INVESTMENT RETURN                      INVESTMENT RETURN
           PREMIUMS
           PAID PLUS                  CASH                                 CASH                                  CASH
POLICY    INTEREST AT     CASH      SURRENDER     DEATH        CASH      SURRENDER     DEATH         CASH      SURRENDER   DEATH
 YEAR         5%          VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT       VALUE       VALUE     BENEFIT
   1         1,575          943          46       100,943      1,012         115       101,012       1,081         184     101,081
   2         3,229        1,935       1,038       101,935      2,134       1,236       102,134       2,341       1,443     102,341
   3         4,965        2,887       2,079       102,887      3,278       2,470       103,278       3,702       2,895     103,702
   4         6,788        3,799       3,081       103,799      4,446       3,728       104,446       5,176       4,458     105,176
   5         8,703        4,672       4,044       104,672      5,639       5,011       105,639       6,775       6,146     106,775
   6        10,713        5,508       4,969       105,508      6,859       6,321       106,859       8,510       7,971     108,510
   7        12,824        6,294       5,846       106,294      8,094       7,645       108,094      10,383       9,934     110,383
   8        15,040        7,021       6,662       107,021      9,332       8,973       109,332      12,395      12,036     112,395
   9        17,367        7,688       7,419       107,688     10,575      10,306       110,575      14,562      14,292     114,562
  10        19,810        8,287       8,287       108,287     11,810      11,810       111,810      16,885      16,885     116,885
  11        22,376        8,831       8,831       108,831     13,051      13,051       113,051      19,395      19,395     119,395
  12        25,069        9,328       9,328       109,328     14,305      14,305       114,305      22,119      22,119     122,119
  13        27,898        9,781       9,781       109,781     15,576      15,576       115,576      25,080      25,080     125,080
  14        30,868       10,170      10,170       110,170     16,840      16,840       116,840      28,364      28,364     128,364
  15        33,986       10,474      10,474       110,474     18,078      18,078       118,078      31,909      31,909     131,909
  16        37,261       10,700      10,700       110,700     19,292      19,292       119,292      35,744      35,744     135,744
  17        40,699       10,840      10,840       110,840     20,471      20,471       120,471      39,891      39,891     139,891
  18        44,309       10,877      10,877       110,877     21,597      21,597       121,597      44,363      44,363     144,363
  19        48,099       10,807      10,807       110,807     22,661      22,661       122,661      49,188      49,188     149,188
  20        52,079       10,638      10,638       110,638     23,664      23,664       123,664      54,408      54,408     154,408
  21        56,258       10,354      10,354       110,354     24,589      24,589       124,589      60,046      60,046     160,046
  22        60,646        9,925       9,925       109,925     25,398      25,398       125,398      66,113      66,113     166,113
  23        65,253        9,344       9,344       109,344     26,157      26,157       126,157      72,642      72,642     172,642
  24        70,091        8,585       8,585       108,585     26,755      26,755       126,755      79,650      79,650     179,650
  25        75,170        7,641       7,641       107,641     27,175      27,175       127,175      87,177      87,177     187,177
  26        80,504        6,506       6,506       106,506     27,401      27,401       127,401      95,268      95,268     195,268
  27        86,104        5,143       5,143       105,143     27,381      27,381       127,381     103,938     103,938     203,938
  28        91,984        3,549       3,549       103,549     27,096      27,096       127,096     113,239     113,239     213,239
  29        98,158        1,707       1,707       101,707     26,515      26,515       126,515     123,217     123,217     223,217
  30       104,641          (*)         (*)           (*)     25,584      25,584       125,584     133,901     133,901     233,901

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $12.50 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                GUARANTEED VALUES

                              0% HYPOTHETICAL GROSS                 6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                                INVESTMENT RETURN                     INVESTMENT RETURN                  INVESTMENT RETURN
           PREMIUMS
           PAID PLUS                  CASH                                  CASH                                CASH
POLICY    INTEREST AT     CASH      SURRENDER     DEATH         CASH      SURRENDER     DEATH        CASH     SURRENDER    DEATH
 YEAR         5%          VALUE       VALUE       BENEFIT       VALUE       VALUE       BENEFIT      VALUE      VALUE      BENEFIT
   1         1,575          746           0       100,746         809           0       100,809        872          0      100,872
   2         3,229        1,660         763       101,660       1,838         940       101,838      2,023      1,126      102,023
   3         4,965        2,529       1,721       102,529       2,879       2,071       102,879      3,259      2,452      103,259
   4         6,788        3,349       2,631       103,349       3,930       3,212       103,930      4,585      3,867      104,585
   5         8,703        4,120       3,492       104,120       4,988       4,360       104,988      6,007      5,378      106,007
   6        10,713        4,837       4,299       104,837       6,048       5,510       106,048      7,528      6,990      107,528
   7        12,824        5,495       5,046       105,495       7,104       6,656       107,104      9,153      8,704      109,153
   8        15,040        6,088       5,729       106,088       8,149       7,790       108,149     10,885     10,526      110,885
   9        17,367        6,609       6,339       106,609       9,174       8,905       109,174     12,726     12,457      112,726
  10        19,810        7,052       7,052       107,052      10,172      10,172       110,172     14,679     14,679      114,679
  11        22,376        7,411       7,411       107,411      11,131      11,131       111,131     16,748     16,748      116,748
  12        25,069        7,680       7,680       107,680      12,044      12,044       112,044     18,936     18,936      118,936
  13        27,898        7,855       7,855       107,855      12,904      12,904       112,904     21,250     21,250      121,250
  14        30,868        7,928       7,928       107,928      13,697      13,697       113,697     23,692     23,692      123,692
  15        33,986        7,889       7,889       107,889      14,409      14,409       114,409     26,263     26,263      126,263
  16        37,261        7,726       7,726       107,726      15,022      15,022       115,022     29,049     29,049      129,049
  17        40,699        7,428       7,428       107,428      15,519      15,519       115,519     31,977     31,977      131,977
  18        44,309        6,975       6,975       106,975      15,871      15,871       115,871     35,041     35,041      135,041
  19        48,099        6,348       6,348       106,348      16,050      16,050       116,050     38,230     38,230      138,230
  20        52,079        5,530       5,530       105,530      16,030      16,030       116,030     41,537     41,537      141,537
  21        56,258        4,505       4,505       104,505      15,780      15,780       115,780     44,953     44,953      144,953
  22        60,646        3,258       3,258       103,258      15,271      15,271       115,271     48,468     48,468      148,468
  23        65,253        1,774       1,774       101,774      14,476      14,476       114,476     52,076     52,076      152,076
  24        70,091           35          35       100,035      13,357      13,357       113,357     55,759     55,759      155,759
  25        75,170          (*)         (*)           (*)      11,869      11,869       111,869     59,494     59,494      159,494
  26        80,504          (*)         (*)           (*)       9,954       9,954       109,954     63,241     63,241      163,241
  27        86,104          (*)         (*)           (*)       7,539       7,539       107,539     66,946     66,946      166,946
  28        91,984          (*)         (*)           (*)       4,538       4,538       104,538     70,536     70,536      170,536
  29        98,158          (*)         (*)           (*)         860         860       100,860     73,930     73,930      173,930
  30       104,641          (*)         (*)           (*)         (*)         (*)           (*)     77,048     77,048      177,048

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $25 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                 CURRENT VALUES

                               0% HYPOTHETICAL GROSS               6% HYPOTHETICAL GROSS              12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                   INVESTMENT RETURN                   INVESTMENT RETURN
           PREMIUMS
           PAID PLUS                   CASH                                 CASH                                CASH
POLICY    INTEREST AT     CASH       SURRENDER     DEATH        CASH      SURRENDER     DEATH        CASH     SURRENDER    DEATH
 YEAR         5%          VALUE        VALUE       BENEFIT      VALUE       VALUE       BENEFIT      VALUE      VALUE      BENEFIT
   1         2,625        1,533          370       100,000      1,647         484       100,000       1,761        599     100,000
   2         5,381        3,102        1,940       100,000      3,429       2,266       100,000       3,770      2,607     100,000
   3         8,275        4,622        3,576       100,000      5,264       4,217       100,000       5,960      4,914     100,000
   4        11,314        6,073        5,143       100,000      7,135       6,205       100,000       8,334      7,404     100,000
   5        14,505        7,440        6,626       100,000      9,027       8,213       100,000      10,893     10,080     100,000
   6        17,855        8,727        8,029       100,000     10,947      10,249       100,000      13,667     12,970     100,000
   7        21,373        9,930        9,349       100,000     12,892      12,311       100,000      16,676     16,095     100,000
   8        25,066       11,036       10,571       100,000     14,852      14,387       100,000      19,936     19,471     100,000
   9        28,945       12,042       11,694       100,000     16,825      16,476       100,000      23,477     23,128     100,000
  10        33,017       12,956       12,956       100,000     18,820      18,820       100,000      27,344     27,344     100,000
  11        37,293       13,765       13,765       100,000     20,831      20,831       100,000      31,666     31,666     100,000
  12        41,782       14,444       14,444       100,000     22,837      22,837       100,000      36,404     36,404     100,000
  13        46,497       14,987       14,987       100,000     24,837      24,837       100,000      41,617     41,617     100,000
  14        51,446       15,372       15,372       100,000     26,814      26,814       100,000      47,365     47,365     100,000
  15        56,644       15,592       15,592       100,000     28,857      28,857       100,000      53,732     53,732     100,000
  16        62,101       15,638       15,638       100,000     30,888      30,888       100,000      60,821     60,821     100,000
  17        67,831       15,478       15,478       100,000     32,890      32,890       100,000      68,744     68,744     100,000
  18        73,848       15,100       15,100       100,000     34,862      34,862       100,000      77,650     77,650     100,000
  19        80,165       14,485       14,485       100,000     36,803      36,803       100,000      87,720     87,720     100,000
  20        86,798       13,592       13,592       100,000     38,694      38,694       100,000      99,116     99,116     106,054
  21        93,763       12,386       12,386       100,000     40,528      40,528       100,000     111,759    111,759     117,347
  22       101,076       10,784       10,784       100,000     42,265      42,265       100,000     125,667    125,667     131,950
  23       108,755        8,720        8,720       100,000     43,885      43,885       100,000     140,957    140,957     148,005
  24       116,818        6,117        6,117       100,000     45,366      45,366       100,000     157,760    157,760     165,648
  25       125,284        2,871        2,871       100,000     46,678      46,678       100,000     176,214    176,214     185,024
  26       134,173          (*)          (*)           (*)     47,791      47,791       100,000     196,469    196,469     206,293
  27       143,506          (*)          (*)           (*)     48,676      48,676       100,000     218,691    218,691     229,625
  28       153,307          (*)          (*)           (*)     49,285      49,285       100,000     243,052    243,052     255,204
  29       163,597          (*)          (*)           (*)     49,560      49,560       100,000     269,739    269,739     283,226
  30       174,402          (*)          (*)           (*)     49,407      49,407       100,000     298,946    298,946     313,894

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $12.50 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                GUARANTEED VALUES

                             0% HYPOTHETICAL GROSS                6% HYPOTHETICAL GROSS                12% HYPOTHETICAL GROSS
                               INVESTMENT RETURN                    INVESTMENT RETURN                      INVESTMENT RETURN
           PREMIUMS
           PAID PLUS                 CASH                                  CASH                                   CASH
POLICY    INTEREST AT    CASH      SURRENDER     DEATH         CASH      SURRENDER     DEATH          CASH      SURRENDER   DEATH
 YEAR         5%         VALUE       VALUE       BENEFIT       VALUE       VALUE       BENEFIT        VALUE       VALUE     BENEFIT
   1         2,625       1,210          47       100,000       1,314         151       100,000        1,418         256     100,000
   2         5,381       2,536       1,374       100,000       2,825       1,663       100,000        3,128       1,965     100,000
   3         8,275       3,767       2,720       100,000       4,327       3,281       100,000        4,937       3,891     100,000
   4        11,314       4,894       3,964       100,000       5,811       4,881       100,000        6,851       5,921     100,000
   5        14,505       5,910       5,096       100,000       7,268       6,454       100,000        8,873       8,059     100,000
   6        17,855       6,806       6,108       100,000       8,687       7,990       100,000       11,008      10,310     100,000
   7        21,373       7,570       6,989       100,000      10,057       9,476       100,000       13,261      12,680     100,000
   8        25,066       8,186       7,721       100,000      11,360      10,895       100,000       15,634      15,169     100,000
   9        28,945       8,637       8,288       100,000      12,575      12,227       100,000       18,130      17,782     100,000
  10        33,017       8,905       8,905       100,000      13,686      13,686       100,000       20,757      20,757     100,000
  11        37,293       8,974       8,974       100,000      14,671      14,671       100,000       23,526      23,526     100,000
  12        41,782       8,825       8,825       100,000      15,512      15,512       100,000       26,453      26,453     100,000
  13        46,497       8,440       8,440       100,000      16,187      16,187       100,000       29,651      29,651     100,000
  14        51,446       7,794       7,794       100,000      16,668      16,668       100,000       33,077      33,077     100,000
  15        56,644       6,850       6,850       100,000      16,917      16,917       100,000       36,760      36,760     100,000
  16        62,101       5,558       5,558       100,000      16,882      16,882       100,000       40,734      40,734     100,000
  17        67,831       3,853       3,853       100,000      16,494      16,494       100,000       45,041      45,041     100,000
  18        73,848       1,647       1,647       100,000      15,665      15,665       100,000       49,733      49,733     100,000
  19        80,165         (*)         (*)           (*)      14,289      14,289       100,000       54,884      54,884     100,000
  20        86,798         (*)         (*)           (*)      12,249      12,249       100,000       60,605      60,605     100,000
  21        93,763         (*)         (*)           (*)       9,407       9,407       100,000       67,048      67,048     100,000
  22       101,076         (*)         (*)           (*)       5,600       5,600       100,000       74,417      74,417     100,000
  23       108,755         (*)         (*)           (*)         625         625       100,000       82,986      82,986     100,000
  24       116,818         (*)         (*)           (*)         (*)         (*)           (*)       93,115      93,115     100,000
  25       125,284         (*)         (*)           (*)         (*)         (*)           (*)      104,823     104,823     110,064
  26       134,173         (*)         (*)           (*)         (*)         (*)           (*)      117,636     117,636     123,518
  27       143,506         (*)         (*)           (*)         (*)         (*)           (*)      131,644     131,644     138,226
  28       153,307         (*)         (*)           (*)         (*)         (*)           (*)      146,936     146,936     154,283
  29       163,597         (*)         (*)           (*)         (*)         (*)           (*)      163,609     163,609     171,789
  30       174,402         (*)         (*)           (*)         (*)         (*)           (*)      181,759     181,759     190,847

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $25 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                 CURRENT VALUES

                             0% HYPOTHETICAL GROSS               6% HYPOTHETICAL GROSS                 12% HYPOTHETICAL GROSS
                               INVESTMENT RETURN                    INVESTMENT RETURN                     INVESTMENT RETURN
           PREMIUMS
           PAID PLUS                 CASH                                 CASH                                   CASH
POLICY    INTEREST AT    CASH      SURRENDER     DEATH        CASH      SURRENDER     DEATH          CASH      SURRENDER    DEATH
 YEAR         5%         VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT        VALUE       VALUE      BENEFIT
   1         2,625       1,520         357       101,520      1,633         471       101,633        1,747         584      101,747
   2         5,381       3,066       1,904       103,066      3,389       2,226       103,389        3,725       2,563      103,725
   3         8,275       4,550       3,504       104,550      5,181       4,135       105,181        5,866       4,820      105,866
   4        11,314       5,952       5,022       105,952      6,990       6,060       106,990        8,161       7,231      108,161
   5        14,505       7,253       6,439       107,253      8,794       7,981       108,794       10,607       9,793      110,607
   6        17,855       8,458       7,760       108,458     10,598       9,901       110,598       13,220      12,522      113,220
   7        21,373       9,560       8,978       109,560     12,393      11,812       112,393       16,009      15,428      116,009
   8        25,066      10,543      10,078       110,543     14,160      13,695       114,160       18,974      18,509      118,974
   9        28,945      11,403      11,054       111,403     15,892      15,543       115,892       22,124      21,776      122,124
  10        33,017      12,147      12,147       112,147     17,591      17,591       117,591       25,485      25,485      125,485
  11        37,293      12,761      12,761       112,761     19,241      19,241       119,241       29,149      29,149      129,149
  12        41,782      13,216      13,216       113,216     20,805      20,805       120,805       33,035      33,035      133,035
  13        46,497      13,503      13,503       113,503     22,271      22,271       122,271       37,156      37,156      137,156
  14        51,446      13,597      13,597       113,597     23,603      23,603       123,603       41,506      41,506      141,506
  15        56,644      13,491      13,491       113,491     24,787      24,787       124,787       46,098      46,098      146,098
  16        62,101      13,180      13,180       113,180     25,807      25,807       125,807       50,948      50,948      150,948
  17        67,831      12,628      12,628       112,628     26,698      26,698       126,698       56,040      56,040      156,040
  18        73,848      11,829      11,829       111,829     27,365      27,365       127,365       61,390      61,390      161,390
  19        80,165      10,770      10,770       110,770     27,778      27,778       127,778       67,005      67,005      167,005
  20        86,798       9,416       9,416       109,416     27,886      27,886       127,886       72,871      72,871      172,871
  21        93,763       7,743       7,743       107,743     27,646      27,646       127,646       78,984      78,984      178,984
  22       101,076       5,680       5,680       105,680     26,962      26,962       126,962       85,288      85,288      185,288
  23       108,755       3,186       3,186       103,186     25,766      25,766       125,766       91,752      91,752      191,752
  24       116,818         223         223       100,223     23,986      23,986       123,986       98,344      98,344      198,344
  25       125,284         (*)         (*)           (*)     21,465      21,465       121,465      105,015     105,015      205,015
  26       134,173         (*)         (*)           (*)     18,198      18,198       118,198      111,720     111,720      211,720
  27       143,506         (*)         (*)           (*)     14,113      14,113       114,113      118,421     118,421      218,421
  28       153,307         (*)         (*)           (*)      9,113       9,113       109,113      125,051     125,051      225,051
  29       163,597         (*)         (*)           (*)      3,096       3,096       103,096      131,538     131,538      231,538
  30       174,402         (*)         (*)           (*)        (*)         (*)           (*)      137,765     137,765      237,765

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $25 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                GUARANTEED VALUES

                           0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                             INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
           PREMIUMS
           PAID PLUS                CASH                                  CASH                                CASH
POLICY    INTEREST AT    CASH     SURRENDER     DEATH         CASH      SURRENDER     DEATH        CASH     SURRENDER     DEATH
 YEAR         5%         VALUE      VALUE       BENEFIT       VALUE       VALUE       BENEFIT      VALUE      VALUE       BENEFIT
   1         2,625       1,195         33       101,195       1,298         135       101,298      1,401        239       101,401
   2         5,381       2,494      1,332       102,494       2,778       1,616       102,778      3,076      1,914       103,076
   3         8,275       3,682      2,636       103,682       4,229       3,183       104,229      4,825      3,779       104,825
   4        11,314       4,750      3,820       104,750       5,638       4,708       105,638      6,646      5,716       106,646
   5        14,505       5,689      4,876       105,689       6,992       6,178       106,992      8,531      7,717       108,531
   6        17,855       6,488      5,791       106,488       8,274       7,577       108,274     10,475      9,777       110,475
   7        21,373       7,135      6,554       107,135       9,467       8,886       109,467     12,467     11,886       112,467
   8        25,066       7,611      7,146       107,611      10,545      10,080       110,545     14,491     14,026       114,491
   9        28,945       7,897      7,548       107,897      11,481      11,132       111,481     16,525     16,177       116,525
  10        33,017       7,977      7,977       107,977      12,248      12,248       112,248     18,551     18,551       118,551
  11        37,293       7,834      7,834       107,834      12,819      12,819       112,819     20,545     20,545       120,545
  12        41,782       7,454      7,454       107,454      13,166      13,166       113,166     22,486     22,486       122,486
  13        46,497       6,822      6,822       106,822      13,262      13,262       113,262     24,348     24,348       124,348
  14        51,446       5,921      5,921       105,921      13,071      13,071       113,071     26,099     26,099       126,099
  15        56,644       4,723      4,723       104,723      12,551      12,551       112,551     27,782     27,782       127,782
  16        62,101       3,191      3,191       103,191      11,643      11,643       111,643     29,264     29,264       129,264
  17        67,831       1,279      1,279       101,279      10,279      10,279       110,279     30,467     30,467       130,467
  18        73,848         (*)        (*)           (*)       8,372       8,372       108,372     31,295     31,295       131,295
  19        80,165         (*)        (*)           (*)       5,834       5,834       105,834     31,640     31,640       131,640
  20        86,798         (*)        (*)           (*)       2,580       2,580       102,580     31,391     31,391       131,391
  21        93,763         (*)        (*)           (*)         (*)         (*)           (*)     30,441     30,441       130,441
  22       101,076         (*)        (*)           (*)         (*)         (*)           (*)     28,673     28,673       128,673
  23       108,755         (*)        (*)           (*)         (*)         (*)           (*)     25,964     25,964       125,964
  24       116,818         (*)        (*)           (*)         (*)         (*)           (*)     22,175     22,175       122,175
  25       125,284         (*)        (*)           (*)         (*)         (*)           (*)     17,060     17,060       117,060
  26       134,173         (*)        (*)           (*)         (*)         (*)           (*)     10,464     10,464       110,464
  27       143,506         (*)        (*)           (*)         (*)         (*)           (*)      2,112      2,112       102,112
  28       153,307         (*)        (*)           (*)         (*)         (*)           (*)        (*)        (*)           (*)
  29       163,597         (*)        (*)           (*)         (*)         (*)           (*)        (*)        (*)           (*)
  30       174,402         (*)        (*)           (*)         (*)         (*)           (*)        (*)        (*)           (*)

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $25 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.


(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide VLI Separate Account-2:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
Columbus, Ohio
February 20, 2002

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2001

ASSETS:

  Investments at fair value:

    American Century VP - American Century VP Balanced (ACVPBal)
      781,490 shares (cost $5,821,077) ..................................................   $  5,150,017

    American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
      2,173,271 shares (cost $24,043,046) ...............................................     16,299,534

    American Century VP - American Century VP Income & Growth (ACVPIncGr)
      662,065 shares (cost $4,752,168) ..................................................      4,276,937

    American Century VP - American Century VP International (ACVPInt)
      2,220,164 shares (cost $18,974,637) ...............................................     14,630,883

    American Century VP - American Century VP Value (ACVPValue)
      1,653,746 shares (cost $11,583,135) ...............................................     12,303,870

    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSWPGPV)
      177,315 shares (cost $2,145,061) ..................................................      1,723,501

    Credit Suisse Trust - International Equity Portfolio (CSWPIntEq)
      811,829 shares (cost $6,619,592) ..................................................      6,770,656

    Credit Suisse Trust - Small Cap Growth Portfolio (CSWPSmCo)
      1,301,131 shares (cost $21,273,729) ...............................................     18,228,846

    Dreyfus IP - European Equity Portfolio (DryEuroEq)
      7,666 shares (cost $81,306) .......................................................         81,944

    The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
      510,423 shares (cost $18,276,231) .................................................     13,612,983

    Dreyfus Stock Index Fund (DryStkIx)
      3,025,332 shares (cost $97,823,554) ...............................................     88,823,754

    Dreyfus VIF - Appreciation Portfolio (DryAp)
      192,936 shares (cost $7,293,541) ..................................................      6,748,906

    Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
      133,404 shares (cost $3,193,858) ..................................................      2,888,194

    Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
      3,385,841 shares (cost $81,987,638) ...............................................     77,027,880

    Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
      3,551,766 shares (cost $159,626,892) ..............................................    119,374,842

    Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
      2,596,303 shares (cost $22,319,658) ...............................................     16,642,300

    Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
      1,245,436 shares (cost $25,570,260) ...............................................     17,286,658

    Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
      1,834,323 shares (cost $29,818,675) ...............................................     26,616,026

    Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
      2,612,730 shares (cost $63,463,282) ...............................................     52,594,255

    Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
      272,910 shares (cost $5,244,133) ..................................................      4,129,133

    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
      127,773 shares (cost $2,893,416) ..................................................      2,628,288

    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
      461,980 shares (cost $1,907,991) ..................................................      1,884,877

    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
      83,743 shares (cost $1,859,200) ...................................................      1,951,218

    Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
      1,770,510 shares (cost $37,635,429) ...............................................     18,678,881

    Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
      253,656 shares (cost $3,293,702) ..................................................      3,340,652

    Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt)
      60,392 shares (cost $394,939) .....................................................        427,574

    Nationwide(R) SAT -
    Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
      83,133 shares (cost $367,567) .....................................................        349,990

    Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr)
      8,999 shares (cost $54,414) .......................................................         55,252

    Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
      1,602,637 shares (cost $18,941,535) ...............................................     18,686,753

    Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I (NSATMSecBd)
      68,346 shares (cost $625,323) .....................................................        624,683

    Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
      51,651,981 shares (cost $51,651,981) ..............................................     51,651,981

    Nationwide(R) SAT - Small Cap Growth Fund Class I (NSATSmCapG)
      92,044 shares (cost $1,322,196) ...................................................      1,332,790

    Nationwide(R) SAT - Small Cap Value Fund Class I (NSATSmCapV)
      1,523,366 shares (cost $15,782,867) ...............................................     15,782,072

    Nationwide(R) SAT - Small Company Fund Class I (NSATSmCo)
      1,373,785 shares (cost $28,912,245) ...............................................     25,607,361

    Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
      79,823 shares (cost $915,284) .....................................................        925,153

    Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
      7,808,043 shares (cost $114,619,147) ..............................................     77,221,541

    Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)
      55,997 shares (cost $201,411) .....................................................        203,829

    Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
      1,476 shares (cost $14,135) .......................................................         14,260

    Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
      2,059,243 shares (cost $27,220,898) ...............................................     23,722,484

    Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
      176,527 shares (cost $2,801,821) ..................................................      2,584,354

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

    Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
      367,681 shares (cost $4,848,302) ..................................................      4,952,667

    Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
      1,566,122 shares (cost $26,356,552) ...............................................     23,648,440

    Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
      44,046 shares (cost $1,921,533) ...................................................      1,793,534

    Oppenheimer Bond Fund/VA (OppBdFd)
      1,168,321 shares (cost $13,301,583) ...............................................     13,096,874

    Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
      456,413 shares (cost $21,761,302) .................................................     16,695,583

    Oppenheimer Global Securities Fund/VA (OppGlSec)
      1,459,363 shares (cost $37,422,502) ...............................................     33,331,862

    Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
      45,030 shares (cost $891,831) .....................................................        855,117

    Oppenheimer Multiple Strategies Fund/VA (OppMult)
      947,213 shares (cost $15,452,114) .................................................     14,587,088

    Strong Opportunity Fund II, Inc. (StOpp2)
      2,217,437 shares (cost $48,190,456) ...............................................     43,129,141

    Strong VIF - Strong Discovery Fund II (StDisc2)
      666,299 shares (cost $6,698,848) ..................................................      6,876,204

    Strong VIF - Strong International Stock Fund II (StIntStk2)
      308,039 shares (cost $2,462,548) ..................................................      2,291,811

    UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
      183,848 shares (cost $1,327,245) ..................................................      1,275,905

    UIF - U.S. Real Estate Portfolio (UIFUSRE)
      734,078 shares (cost $8,923,116) ..................................................      8,867,664

    Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
      238,713 shares (cost $2,297,143) ..................................................      2,248,680

    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      444,033 shares (cost $3,491,190) ..................................................      3,614,431

    Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
      308,515 shares (cost $3,310,810) ..................................................      3,298,022
                                                                                            ------------
        Total investments ...............................................................    933,448,135

  Accounts receivable ...................................................................        --
                                                                                            ------------
        Total assets ....................................................................    933,448,135

ACCOUNTS PAYABLE ........................................................................         43,158
                                                                                            ------------
CONTRACT OWNERS' EQUITY (NOTE 7) ........................................................   $933,404,977
                                                                                            ============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                          TOTAL
                                                     -----------------------------------------------
                                                          2001             2000             1999
                                                     -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $  14,498,694       14,156,269       14,098,293
  Mortality and expense risk charges (note 3) ....      (7,447,011)      (8,863,841)      (7,660,149)
                                                     -------------    -------------    -------------
    Net investment income ........................       7,051,683        5,292,428        6,438,144
                                                     -------------    -------------    -------------

  Proceeds from mutual funds shares sold .........     667,653,990      891,657,787      955,670,735
  Cost of mutual fund shares sold ................    (763,360,903)    (830,522,167)    (897,919,980)
                                                     -------------    -------------    -------------
    Realized gain (loss) on investments ..........     (95,706,913)      61,135,620       57,750,755
  Change in unrealized gain (loss)
    on investments ...............................    (102,443,273)    (263,179,099)      93,482,590
                                                     -------------    -------------    -------------
    Net gain (loss) on investments ...............    (198,150,186)    (202,043,479)     151,233,345
                                                     -------------    -------------    -------------
  Reinvested capital gains .......................      59,973,994      117,294,274       39,898,769
                                                     -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(131,124,509)     (79,456,777)     197,570,258
                                                     =============    =============    =============

                                                                          ACVPBAL
                                                     -----------------------------------------------
                                                          2001             2000             1999
                                                     -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         149,365          142,768          104,861
  Mortality and expense risk charges (note 3) ....         (39,398)         (43,349)         (43,480)
                                                     -------------    -------------    -------------
    Net investment income ........................         109,967           99,419           61,381
                                                     -------------    -------------    -------------

  Proceeds from mutual funds shares sold .........         707,642        1,172,289          971,140
  Cost of mutual fund shares sold ................        (856,776)      (1,257,855)      (1,022,836)
                                                     -------------    -------------    -------------
    Realized gain (loss) on investments ..........        (149,134)         (85,566)         (51,696)
  Change in unrealized gain (loss)
    on investments ...............................        (374,866)        (306,371)        (209,153)
                                                     -------------    -------------    -------------
    Net gain (loss) on investments ...............        (524,000)        (391,937)        (260,849)
                                                     -------------    -------------    -------------
  Reinvested capital gains .......................         177,314           89,903          723,542
                                                     -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        (236,719)        (202,615)         524,074
                                                     =============    =============    =============

                                                                        ACVPCAPAP
                                                     -----------------------------------------------
                                                          2001             2000             1999
                                                     -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................              --               --               --
  Mortality and expense risk charges (note 3) ....        (157,084)        (225,875)        (108,580)
                                                     -------------    -------------    -------------
    Net investment income ........................        (157,084)        (225,875)        (108,580)
                                                     -------------    -------------    -------------

  Proceeds from mutual funds shares sold .........      10,422,004       25,900,893       22,591,735
  Cost of mutual fund shares sold ................     (19,980,200)     (17,223,897)     (21,828,544)
                                                     -------------    -------------    -------------
    Realized gain (loss) on investments ..........      (9,558,196)       8,676,996          763,191
  Change in unrealized gain (loss)
    on investments ...............................      (5,254,647)      (7,733,755)       6,761,369
                                                     -------------    -------------    -------------
    Net gain (loss) on investments ...............     (14,812,843)         943,241        7,524,560
                                                     -------------    -------------    -------------
  Reinvested capital gains .......................       7,598,012          750,781               --
                                                     -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      (7,371,915)       1,468,147        7,415,980
                                                     =============    =============    =============

                                                                     ACVPINCGR
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    35,914         25,931            655
  Mortality and expense risk charges (note 3) ....       (31,543)       (33,212)       (27,101)
                                                     -----------    -----------    -----------
    Net investment income ........................         4,371         (7,281)       (26,446)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     1,306,804      6,896,325      4,520,179
  Cost of mutual fund shares sold ................    (1,674,238)    (6,623,978)    (4,059,023)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (367,434)       272,347        461,156
  Change in unrealized gain (loss)
    on investments ...............................       (36,896)      (817,445)       247,602
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (404,330)      (545,098)       708,758
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  (399,959)      (552,379)       682,312
                                                     ===========    ===========    ===========

                                                                      ACVPINT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        16,208         31,996             --
  Mortality and expense risk charges (note 3) ....      (131,716)      (192,630)      (123,973)
                                                     -----------    -----------    -----------
    Net investment income ........................      (115,508)      (160,634)      (123,973)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    18,165,796     28,784,239     25,003,227
  Cost of mutual fund shares sold ................   (24,504,893)   (24,108,086)   (22,517,439)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (6,339,097)     4,676,153      2,485,788
  Change in unrealized gain (loss)
    on investments ...............................    (1,840,599)    (9,830,737)     6,850,984
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (8,179,696)    (5,154,584)     9,336,772
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................     1,789,528        478,387             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (6,505,676)    (4,836,831)     9,212,799
                                                     ===========    ===========    ===========

                                                                     ACVPVALUE
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        89,617         34,989         26,285
  Mortality and expense risk charges (note 3) ....       (66,662)       (27,164)       (20,993)
                                                     -----------    -----------    -----------
    Net investment income ........................        22,955          7,825          5,292
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    33,073,002     53,718,428     10,125,505
  Cost of mutual fund shares sold ................   (32,800,437)   (53,369,596)   (10,140,086)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........       272,565        348,832        (14,581)
  Change in unrealized gain (loss)
    on investments ...............................       549,875        414,821       (279,501)
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............       822,440        763,653       (294,082)
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --         89,531        249,026
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       845,395        861,009        (39,764)
                                                     ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       CSWPGPV
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $        --             --             --
  Mortality and expense risk charges (note 3) ....       (15,488)       (26,477)       (13,686)
                                                     -----------    -----------    -----------
    Net investment income ........................       (15,488)       (26,477)       (13,686)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     3,317,543     21,730,640     11,451,361
  Cost of mutual fund shares sold ................    (4,552,542)   (21,573,716)   (10,619,693)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (1,234,999)       156,924        831,668
  Change in unrealized gain (loss)
    on investments ...............................       471,352     (1,447,278)       489,466
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (763,647)    (1,290,354)     1,321,134
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --        359,529             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  (779,135)      (957,302)     1,307,448
                                                     ===========    ===========    ===========

                                                                     CSWPINTEQ
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            --         51,283        106,392
  Mortality and expense risk charges (note 3) ....       (56,285)       (81,674)       (70,225)
                                                     -----------    -----------    -----------
    Net investment income ........................       (56,285)       (30,391)        36,167
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    29,337,215     11,655,731     19,261,615
  Cost of mutual fund shares sold ................   (33,297,876)   (11,306,949)   (18,047,381)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (3,960,661)       348,782      1,214,234
  Change in unrealized gain (loss)
    on investments ...............................     2,099,268     (4,794,748)     3,271,039
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (1,861,393)    (4,445,966)     4,485,273
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --      1,233,063             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (1,917,678)    (3,243,294)     4,521,440
                                                     ===========    ===========    ===========

                                                                      CSWPSMCO
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            --             --             --
  Mortality and expense risk charges (note 3) ....      (138,697)      (216,538)      (114,737)
                                                     -----------    -----------    -----------
    Net investment income ........................      (138,697)      (216,538)      (114,737)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    12,518,866     42,618,463     12,560,036
  Cost of mutual fund shares sold ................   (23,848,090)   (37,312,904)   (11,995,881)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........   (11,329,224)     5,305,559        564,155
  Change in unrealized gain (loss)
    on investments ...............................     7,104,902    (18,360,336)     8,391,845
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (4,224,322)   (13,054,777)     8,956,000
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --      5,714,137        709,970
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (4,363,019)    (7,557,178)     9,551,233
                                                     ===========    ===========    ===========

                                                                     DRYEUROEQ
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $       809            234             --
  Mortality and expense risk charges (note 3) ....        (1,545)          (527)            --
                                                     -----------    -----------    -----------
    Net investment income ........................          (736)          (293)            --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     4,515,612        633,945             --
  Cost of mutual fund shares sold ................    (4,512,771)      (640,858)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........         2,841         (6,913)            --
  Change in unrealized gain (loss)
    on investments ...............................          (878)         1,517             --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............         1,963         (5,396)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --          1,253             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $     1,227         (4,436)            --
                                                     ===========    ===========    ===========

                                                                      DRYSRGRO
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         9,820        157,148          2,403
  Mortality and expense risk charges (note 3) ....      (119,024)      (157,030)      (114,846)
                                                     -----------    -----------    -----------
    Net investment income ........................      (109,204)           118       (112,443)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     4,586,357      4,108,551     17,180,969
  Cost of mutual fund shares sold ................    (4,955,722)    (3,386,569)   (15,391,528)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (369,365)       721,982      1,789,441
  Change in unrealized gain (loss)
    on investments ...............................    (3,939,932)    (3,257,761)     1,688,692
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (4,309,297)    (2,535,779)     3,478,133
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --        646,972
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (4,418,501)    (2,535,661)     4,012,662
                                                     ===========    ===========    ===========

                                                                      DRYSTKIX
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................       997,440      1,011,600      1,066,045
  Mortality and expense risk charges (note 3) ....      (664,865)      (797,960)      (719,164)
                                                     -----------    -----------    -----------
    Net investment income ........................       332,575        213,640        346,881
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    18,098,585     16,033,223     20,339,759
  Cost of mutual fund shares sold ................   (18,088,650)   (11,951,284)   (15,264,747)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........         9,935      4,081,939      5,075,012
  Change in unrealized gain (loss)
    on investments ...............................   (13,687,873)   (16,940,040)    11,113,462
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............   (13,677,938)   (12,858,101)    16,188,474
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................       467,526      1,618,261        920,361
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   (12,877,837)   (11,026,200)    17,455,716
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                        DRYAP
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $     58,719          47,656          43,739
  Mortality and expense risk charges (note 3) ....        (50,539)        (58,150)        (57,406)
                                                     ------------    ------------    ------------
    Net investment income ........................          8,180         (10,494)        (13,667)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      1,565,000       3,065,559       6,550,844
  Cost of mutual fund shares sold ................     (1,658,890)     (2,858,894)     (6,135,399)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........        (93,890)        206,665         415,445
  Change in unrealized gain (loss)
    on investments ...............................       (617,829)       (365,322)        269,060
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............       (711,719)       (158,657)        684,505
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --          80,911          29,215
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $   (703,539)        (88,240)        700,053
                                                     ============    ============    ============

                                                                       DRYGRINC
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         15,122          18,343          16,508
  Mortality and expense risk charges (note 3) ....        (20,036)        (19,919)        (15,950)
                                                     ------------    ------------    ------------
    Net investment income ........................         (4,914)         (1,576)            558
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........        744,456         319,148       1,753,038
  Cost of mutual fund shares sold ................       (752,434)       (251,568)     (1,678,061)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........         (7,978)         67,580          74,977
  Change in unrealized gain (loss)
    on investments ...............................       (258,534)       (314,432)        230,049
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............       (266,512)       (246,852)        305,026
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................         45,863         113,207          87,323
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       (225,563)       (135,221)        392,907
                                                     ============    ============    ============

                                                                       FIDVIPEI
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................      1,346,217       1,394,973       1,233,625
  Mortality and expense risk charges (note 3) ....       (625,985)       (630,229)       (714,035)
                                                     ------------    ------------    ------------
    Net investment income ........................        720,232         764,744         519,590
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      6,533,958      29,031,941      21,969,547
  Cost of mutual fund shares sold ................     (6,478,110)    (24,700,721)    (15,562,997)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........         55,848       4,331,220       6,406,550
  Change in unrealized gain (loss)
    on investments ...............................     (9,359,446)     (5,231,085)     (5,267,170)
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (9,303,598)       (899,865)      1,139,380
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................      3,782,228       5,255,479       2,726,961
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........     (4,801,138)      5,120,358       4,385,931
                                                     ============    ============    ============

                                                                       FIDVIPGR
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    107,526         196,483         215,538
  Mortality and expense risk charges (note 3) ....     (1,036,867)     (1,438,136)     (1,145,435)
                                                     ------------    ------------    ------------
    Net investment income ........................       (929,341)     (1,241,653)       (929,897)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........     14,172,289      20,493,336      91,394,903
  Cost of mutual fund shares sold ................    (18,446,053)    (16,880,509)    (75,684,409)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........     (4,273,764)      3,612,827      15,710,494
  Change in unrealized gain (loss)
    on investments ...............................    (33,423,042)    (42,932,678)     17,198,414
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............    (37,696,806)    (39,319,851)     32,908,908
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................     10,107,480      19,550,081      13,551,946
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(28,518,667)    (21,011,423)     45,530,957
                                                     ============    ============    ============

                                                                       FIDVIPHI
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................      2,383,612       1,693,393       2,570,090
  Mortality and expense risk charges (note 3) ....       (136,475)       (168,596)       (197,828)
                                                     ------------    ------------    ------------
    Net investment income ........................      2,247,137       1,524,797       2,372,262
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      8,880,061       9,968,353      29,571,691
  Cost of mutual fund shares sold ................    (13,585,088)    (10,903,346)    (32,450,313)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........     (4,705,027)       (934,993)     (2,878,622)
  Change in unrealized gain (loss)
    on investments ...............................        (27,924)     (6,237,391)      2,437,032
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (4,732,951)     (7,172,384)       (441,590)
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --          96,078
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........     (2,485,814)     (5,647,587)      2,026,750
                                                     ============    ============    ============

                                                                       FIDVIPOV
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................      1,100,964         425,125         332,184
  Mortality and expense risk charges (note 3) ....       (162,010)       (230,607)       (199,894)
                                                     ------------    ------------    ------------
    Net investment income ........................        938,954         194,518         132,290
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      7,182,379      10,777,638      34,092,869
  Cost of mutual fund shares sold ................    (10,030,666)     (9,504,431)    (31,976,653)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........     (2,848,287)      1,273,207       2,116,216
  Change in unrealized gain (loss)
    on investments ...............................     (4,902,933)    (10,130,820)      6,394,423
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (7,751,220)     (8,857,613)      8,510,639
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................      1,740,234       2,677,139         535,780
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........     (5,072,032)     (5,985,956)      9,178,709
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      FIDVIPAM
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $ 1,179,485      1,031,299      1,040,155
  Mortality and expense risk charges (note 3) ....      (233,118)      (267,155)      (270,444)
                                                     -----------    -----------    -----------
    Net investment income ........................       946,367        764,144        769,711
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     2,948,969      4,375,902      4,829,331
  Cost of mutual fund shares sold ................    (3,146,043)    (3,632,011)    (3,813,802)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (197,074)       743,891      1,015,529
  Change in unrealized gain (loss)
    on investments ...............................    (2,656,974)    (5,439,784)        26,818
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (2,854,048)    (4,695,893)     1,042,347
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................       442,307      2,429,670      1,317,530
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(1,465,374)    (1,502,079)     3,129,588
                                                     ===========    ===========    ===========

                                                                     FIDVIPCON
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................       456,978        244,158        261,343
  Mortality and expense risk charges (note 3) ....      (413,391)      (521,700)      (460,248)
                                                     -----------    -----------    -----------
    Net investment income ........................        43,587       (277,542)      (198,905)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     7,291,690      7,260,544     25,340,625
  Cost of mutual fund shares sold ................    (7,489,134)    (5,658,545)   (16,733,032)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (197,444)     1,601,999      8,607,593
  Change in unrealized gain (loss)
    on investments ...............................    (9,738,153)   (15,273,672)     2,632,252
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (9,935,597)   (13,671,673)    11,239,845
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................     1,612,865      8,862,945      1,916,516
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (8,279,145)    (5,086,270)    12,957,456
                                                     ===========    ===========    ===========

                                                                     FIDVIPGROP
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        17,465         77,263         58,964
  Mortality and expense risk charges (note 3) ....       (31,285)       (40,980)       (47,088)
                                                     -----------    -----------    -----------
    Net investment income ........................       (13,820)        36,283         11,876
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     1,573,054      5,312,933      3,165,507
  Cost of mutual fund shares sold ................    (2,207,850)    (5,576,382)    (2,711,647)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (634,796)      (263,449)       453,860
  Change in unrealized gain (loss)
    on investments ...............................      (126,832)    (1,250,959)      (343,328)
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (761,628)    (1,514,408)       110,532
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --        391,834        110,237
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      (775,448)    (1,086,291)       232,645
                                                     ===========    ===========    ===========

                                                                      JANCAPAP
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    25,263         19,570             --
  Mortality and expense risk charges (note 3) ....       (21,001)       (10,464)            --
                                                     -----------    -----------    -----------
    Net investment income ........................         4,262          9,106             --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     5,487,669      1,441,203             --
  Cost of mutual fund shares sold ................    (6,621,307)    (1,508,835)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (1,133,638)       (67,632)            --
  Change in unrealized gain (loss)
    on investments ...............................       244,422       (509,550)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (889,216)      (577,182)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  (884,954)      (568,076)            --
                                                     ===========    ===========    ===========

                                                                     JANGLTECH
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        12,133         14,871             --
  Mortality and expense risk charges (note 3) ....       (15,286)       (10,447)            --
                                                     -----------    -----------    -----------
    Net investment income ........................        (3,153)         4,424             --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    10,060,090        733,862             --
  Cost of mutual fund shares sold ................   (12,182,785)      (720,686)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (2,122,695)        13,176             --
  Change in unrealized gain (loss)
    on investments ...............................     1,125,331     (1,148,444)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (997,364)    (1,135,268)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (1,000,517)    (1,130,844)            --
                                                     ===========    ===========    ===========

                                                                     JANINTGRO
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        14,370         68,254             --
  Mortality and expense risk charges (note 3) ....       (16,892)        (8,795)            --
                                                     -----------    -----------    -----------
    Net investment income ........................        (2,522)        59,459             --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     3,309,639      1,279,606             --
  Cost of mutual fund shares sold ................    (4,315,738)    (1,460,939)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (1,006,099)      (181,333)            --
  Change in unrealized gain (loss)
    on investments ...............................       441,311       (349,293)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (564,788)      (530,626)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      (567,310)      (471,167)            --
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                     NSATCAPAP
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $        --         64,829        277,922
  Mortality and expense risk charges (note 3) ....      (149,321)      (262,581)      (323,069)
                                                     -----------    -----------    -----------
    Net investment income ........................      (149,321)      (197,752)       (45,147)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     3,987,142      9,898,396     14,859,491
  Cost of mutual fund shares sold ................    (8,267,452)    (9,942,866)   (13,314,168)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (4,280,310)       (44,470)     1,545,323
  Change in unrealized gain (loss)
    on investments ...............................    (3,202,773)   (16,033,473)    (2,937,651)
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (7,483,083)   (16,077,943)    (1,392,328)
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --      6,018,129      2,820,485
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(7,632,404)   (10,257,566)     1,383,010
                                                     ===========    ===========    ===========

                                                                    NSATMIDCAPIX
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        13,844          5,044             --
  Mortality and expense risk charges (note 3) ....       (17,915)        (4,225)            --
                                                     -----------    -----------    -----------
    Net investment income ........................        (4,071)           819             --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     5,810,245      5,847,137             --
  Cost of mutual fund shares sold ................    (6,065,948)    (5,829,612)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (255,703)        17,525             --
  Change in unrealized gain (loss)
    on investments ...............................       115,892        (68,941)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (139,811)       (51,416)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................        25,776         59,565             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      (118,106)         8,968             --
                                                     ===========    ===========    ===========

                                                                     NSATEMMKT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         1,129             --             --
  Mortality and expense risk charges (note 3) ....        (1,054)           (21)            --
                                                     -----------    -----------    -----------
    Net investment income ........................            75            (21)            --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........       925,621         21,742             --
  Cost of mutual fund shares sold ................      (950,127)       (22,889)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........       (24,506)        (1,147)            --
  Change in unrealized gain (loss)
    on investments ...............................        33,345           (711)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............         8,839         (1,858)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........         8,914         (1,879)            --
                                                     ===========    ===========    ===========

                                                                     NSATGLOBTC
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $        --             --             --
  Mortality and expense risk charges (note 3) ....        (2,955)          (918)            --
                                                     -----------    -----------    -----------
    Net investment income ........................        (2,955)          (918)            --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........       410,266         16,330             --
  Cost of mutual fund shares sold ................      (835,201)       (22,265)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (424,935)        (5,935)            --
  Change in unrealized gain (loss)
    on investments ...............................       215,502       (233,078)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (209,433)      (239,013)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --          8,554             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  (212,388)      (231,377)            --
                                                     ===========    ===========    ===========

                                                                     NSATINTGR
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            28             --             --
  Mortality and expense risk charges (note 3) ....          (193)           (14)            --
                                                     -----------    -----------    -----------
    Net investment income ........................          (165)           (14)            --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........       427,289         23,858             --
  Cost of mutual fund shares sold ................      (430,379)       (24,091)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........        (3,090)          (233)            --
  Change in unrealized gain (loss)
    on investments ...............................         1,005           (168)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............        (2,085)          (401)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        (2,250)          (415)            --
                                                     ===========    ===========    ===========

                                                                     NSATGVTBD
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................       811,537        692,626        787,049
  Mortality and expense risk charges (note 3) ....      (128,835)       (99,480)      (121,678)
                                                     -----------    -----------    -----------
    Net investment income ........................       682,702        593,146        665,371
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    21,314,906     10,368,266     29,946,083
  Cost of mutual fund shares sold ................   (20,624,557)   (10,500,566)   (30,797,415)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........       690,349       (132,300)      (851,332)
  Change in unrealized gain (loss)
    on investments ...............................      (567,238)       822,785       (301,600)
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............       123,111        690,485     (1,152,932)
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................        25,190             --         25,753
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       831,003      1,283,631       (461,808)
                                                     ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      NSATMSECBD
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $     29,490           3,708              --
  Mortality and expense risk charges (note 3) ....         (2,786)           (220)             --
                                                     ------------    ------------    ------------
    Net investment income ........................         26,704           3,488              --
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      1,985,743         237,528              --
  Cost of mutual fund shares sold ................     (2,002,292)       (238,314)             --
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........        (16,549)           (786)             --
  Change in unrealized gain (loss)
    on investments ...............................         (1,097)            457              --
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............        (17,646)           (329)             --
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $      9,058           3,159              --
                                                     ============    ============    ============

                                                                      NSATMYMKT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................      1,894,859       3,057,620       2,607,883
  Mortality and expense risk charges (note 3) ....       (423,551)       (413,875)       (415,133)
                                                     ------------    ------------    ------------
    Net investment income ........................      1,471,308       2,643,745       2,192,750
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........    207,472,704     292,342,512     257,299,024
  Cost of mutual fund shares sold ................   (207,472,704)   (292,342,512)   (257,299,024)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........             --              --              --
  Change in unrealized gain (loss)
    on investments ...............................             --              --              --
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............             --              --              --
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      1,471,308       2,643,745       2,192,750
                                                     ============    ============    ============

                                                                     NSATSMCAPG
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................             --              --              --
  Mortality and expense risk charges (note 3) ....         (8,611)         (2,514)             --
                                                     ------------    ------------    ------------
    Net investment income ........................         (8,611)         (2,514)             --
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........     11,138,422       1,286,406              --
  Cost of mutual fund shares sold ................    (11,361,555)     (1,360,619)             --
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........       (223,133)        (74,213)             --
  Change in unrealized gain (loss)
    on investments ...............................        178,447        (167,853)             --
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............        (44,686)       (242,066)             --
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --           2,683              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        (53,297)       (241,897)             --
                                                     ============    ============    ============

                                                                      NSATSMCAPV
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $      3,877              --              --
  Mortality and expense risk charges (note 3) ....        (97,351)        (51,635)        (12,857)
                                                     ------------    ------------    ------------
    Net investment income ........................        (93,474)        (51,635)        (12,857)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........     41,798,997       9,626,402      38,165,993
  Cost of mutual fund shares sold ................    (41,688,579)     (9,463,196)    (37,730,603)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........        110,418         163,206         435,390
  Change in unrealized gain (loss)
    on investments ...............................      1,228,548      (1,082,758)       (178,227)
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............      1,338,966        (919,552)        257,163
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................      1,026,030       1,418,043         463,979
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  2,271,522         446,856         708,285
                                                     ============    ============    ============

                                                                       NSATSMCO
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         29,451           8,275              --
  Mortality and expense risk charges (note 3) ....       (195,239)       (220,692)       (133,984)
                                                     ------------    ------------    ------------
    Net investment income ........................       (165,788)       (212,417)       (133,984)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........     12,888,373      34,607,733      12,258,303
  Cost of mutual fund shares sold ................    (17,290,472)    (25,554,105)    (11,935,965)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........     (4,402,099)      9,053,628         322,338
  Change in unrealized gain (loss)
    on investments ...............................      2,206,825     (12,312,627)      6,521,648
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (2,195,274)     (3,258,999)      6,843,986
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --       5,338,437       1,017,362
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........     (2,361,062)      1,867,021       7,727,364
                                                     ============    ============    ============

                                                                      NSATSTMCAP
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................             --              --              --
  Mortality and expense risk charges (note 3) ....         (6,440)         (2,791)             --
                                                     ------------    ------------    ------------
    Net investment income ........................         (6,440)         (2,791)             --
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      6,243,931       1,977,764              --
  Cost of mutual fund shares sold ................     (6,691,865)     (2,065,729)             --
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........       (447,934)        (87,965)             --
  Change in unrealized gain (loss)
    on investments ...............................        118,872        (109,003)             --
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............       (329,062)       (196,968)             --
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --          14,918              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       (335,502)       (184,841)             --
                                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      NSATTOTRE
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    622,347         612,176         663,979
  Mortality and expense risk charges (note 3) ....       (612,246)       (736,850)       (774,887)
                                                     ------------    ------------    ------------
    Net investment income ........................         10,101        (124,674)       (110,908)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      5,229,380      13,544,946       7,683,042
  Cost of mutual fund shares sold ................     (6,985,175)     (9,201,670)     (4,796,181)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........     (1,755,795)      4,343,276       2,886,861
  Change in unrealized gain (loss)
    on investments ...............................    (11,829,407)    (40,766,537)       (615,625)
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............    (13,585,202)    (36,423,261)      2,271,236
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................      2,194,987      33,726,301       3,857,973
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(11,380,114)     (2,821,634)      6,018,301
                                                     ============    ============    ============

                                                                      NSATGRFOC
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................             --              --              --
  Mortality and expense risk charges (note 3) ....         (1,295)           (100)             --
                                                     ------------    ------------    ------------
    Net investment income ........................         (1,295)           (100)             --
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      5,355,883           7,483              --
  Cost of mutual fund shares sold ................     (5,498,348)        (10,247)             --
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........       (142,465)         (2,764)             --
  Change in unrealized gain (loss)
    on investments ...............................         26,613         (24,195)             --
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............       (115,852)        (26,959)             --
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       (117,147)        (27,059)             --
                                                     ============    ============    ============

                                                                       NBAMTBAL
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................             --              --              --
  Mortality and expense risk charges (note 3) ....            (43)             --              --
                                                     ------------    ------------    ------------
    Net investment income ........................            (43)             --              --
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........            357              --              --
  Cost of mutual fund shares sold ................           (373)             --              --
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........            (16)             --              --
  Change in unrealized gain (loss)
    on investments ...............................            125              --              --
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............            109              --              --
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........             66              --              --
                                                     ============    ============    ============

                                                                       NBAMTGRO
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $         --              --              --
  Mortality and expense risk charges (note 3) ....       (193,586)       (326,947)       (183,268)
                                                     ------------    ------------    ------------
    Net investment income ........................       (193,586)       (326,947)       (183,268)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........     15,400,054      29,136,062      90,781,328
  Cost of mutual fund shares sold ................    (44,397,183)    (19,441,919)    (88,544,143)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........    (28,997,129)      9,694,143       2,237,185
  Change in unrealized gain (loss)
    on investments ...............................      6,433,848     (18,572,555)      7,073,105
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............    (22,563,281)     (8,878,412)      9,310,290
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................     12,536,350       3,211,533       1,124,154
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(10,220,517)     (5,993,826)     10,251,176
                                                     ============    ============    ============

                                                                      NBAMTGUARD
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         10,656          12,425           4,569
  Mortality and expense risk charges (note 3) ....        (16,691)        (14,688)        (12,787)
                                                     ------------    ------------    ------------
    Net investment income ........................         (6,035)         (2,263)         (8,218)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      1,068,268       2,733,360       8,197,327
  Cost of mutual fund shares sold ................     (1,061,536)     (2,651,491)     (8,110,096)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........          6,732          81,869          87,231
  Change in unrealized gain (loss)
    on investments ...............................       (216,517)        (98,383)         43,771
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............       (209,785)        (16,514)        131,002
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................        152,227              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        (63,593)        (18,777)        122,784
                                                     ============    ============    ============

                                                                      NBAMTLMAT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        255,613         306,913         277,113
  Mortality and expense risk charges (note 3) ....        (35,234)        (32,093)        (35,738)
                                                     ------------    ------------    ------------
    Net investment income ........................        220,379         274,820         241,375
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      3,377,140       9,275,328       1,296,663
  Cost of mutual fund shares sold ................     (3,287,910)     (9,541,403)     (1,370,958)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........         89,230        (266,075)        (74,295)
  Change in unrealized gain (loss)
    on investments ...............................         11,853         223,548        (128,665)
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............        101,083         (42,527)       (202,960)
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        321,462         232,293          38,415
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                     NBAMTPART
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    90,620        217,800        395,343
  Mortality and expense risk charges (note 3) ....      (165,930)      (194,093)      (234,549)
                                                     -----------    -----------    -----------
    Net investment income ........................       (75,310)        23,707        160,794
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     2,321,375     11,982,768     10,213,406
  Cost of mutual fund shares sold ................    (3,124,641)   (14,409,112)   (10,762,285)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (803,266)    (2,426,344)      (548,879)
  Change in unrealized gain (loss)
    on investments ...............................      (872,728)    (2,383,122)     1,854,882
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (1,675,994)    (4,809,466)     1,306,003
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................       860,887      4,631,886        687,554
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  (890,417)      (153,873)     2,154,351
                                                     ===========    ===========    ===========

                                                                     OPPAGGGRO
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        20,230             --             --
  Mortality and expense risk charges (note 3) ....       (16,032)        (9,718)            --
                                                     -----------    -----------    -----------
    Net investment income ........................         4,198         (9,718)            --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     4,586,812      8,805,282             --
  Cost of mutual fund shares sold ................    (6,129,642)    (9,294,608)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (1,542,830)      (489,326)            --
  Change in unrealized gain (loss)
    on investments ...............................       307,499       (435,498)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (1,235,331)      (924,824)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................       315,653             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      (915,480)      (934,542)            --
                                                     ===========    ===========    ===========

                                                                      OPPBDFD
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................       864,092        888,727        563,814
  Mortality and expense risk charges (note 3) ....       (92,640)       (84,563)       (91,553)
                                                     -----------    -----------    -----------
    Net investment income ........................       771,452        804,164        472,261
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     6,081,563      2,331,159      3,691,017
  Cost of mutual fund shares sold ................    (6,575,644)    (2,569,226)    (3,697,719)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (494,081)      (238,067)        (6,702)
  Change in unrealized gain (loss)
    on investments ...............................       471,071         16,219       (794,086)
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............       (23,010)      (221,848)      (800,788)
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --         54,146
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       748,442        582,316       (274,381)
                                                     ===========    ===========    ===========

                                                                      OPPCAPAP
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $   110,415         18,905         16,006
  Mortality and expense risk charges (note 3) ....      (129,492)      (129,760)       (48,619)
                                                     -----------    -----------    -----------
    Net investment income ........................       (19,077)      (110,855)       (32,613)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     3,376,810     10,473,722     25,212,861
  Cost of mutual fund shares sold ................    (4,406,616)    (8,613,035)   (24,502,814)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........    (1,029,806)     1,860,687        710,047
  Change in unrealized gain (loss)
    on investments ...............................    (3,248,518)    (3,665,305)     1,735,399
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (4,278,324)    (1,804,618)     2,445,446
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................     1,656,912      1,008,850        175,824
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $(2,640,489)      (906,623)     2,588,657
                                                     ===========    ===========    ===========

                                                                      OPPGLSEC
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................       250,956         99,579        255,944
  Mortality and expense risk charges (note 3) ....      (268,070)      (313,312)      (190,529)
                                                     -----------    -----------    -----------
    Net investment income ........................       (17,114)      (213,733)        65,415
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     8,061,340      4,035,642      6,535,136
  Cost of mutual fund shares sold ................    (7,350,064)    (2,393,689)    (4,397,501)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........       711,276      1,641,953      2,137,635
  Change in unrealized gain (loss)
    on investments ...............................   (10,336,593)    (5,708,731)     9,595,322
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............    (9,625,317)    (4,066,778)    11,732,957
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................     4,652,673      5,565,874        717,222
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........    (4,989,758)     1,285,363     12,515,594
                                                     ===========    ===========    ===========

                                                                    OPPMSGRINC
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         2,647             --             --
  Mortality and expense risk charges (note 3) ....        (4,216)          (965)            --
                                                     -----------    -----------    -----------
    Net investment income ........................        (1,569)          (965)            --
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........       271,972        100,863             --
  Cost of mutual fund shares sold ................      (340,552)       (98,302)            --
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........       (68,580)         2,561             --
  Change in unrealized gain (loss)
    on investments ...............................         3,903        (40,617)            --
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............       (64,677)       (38,056)            --
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........       (66,246)       (39,021)            --
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       OPPMULT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    585,774         684,260         480,400
  Mortality and expense risk charges (note 3) ....       (122,655)       (125,117)       (115,579)
                                                     ------------    ------------    ------------
    Net investment income ........................        463,119         559,143         364,821
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      2,496,202       4,981,698       2,796,637
  Cost of mutual fund shares sold ................     (2,749,417)     (4,584,087)     (2,391,468)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........       (253,215)        397,611         405,169
  Change in unrealized gain (loss)
    on investments ...............................       (788,871)     (1,160,185)         10,270
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (1,042,086)       (762,574)        415,439
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................        782,407         993,822         694,901
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $    203,440         790,391       1,475,161
                                                     ============    ============    ============

                                                                        STOPP2
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        254,345              --              --
  Mortality and expense risk charges (note 3) ....       (345,200)       (355,887)       (283,101)
                                                     ------------    ------------    ------------
    Net investment income ........................        (90,855)       (355,887)       (283,101)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      4,912,670       5,753,763       6,031,119
  Cost of mutual fund shares sold ................     (4,102,002)     (3,771,596)     (4,291,744)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........        810,668       1,982,167       1,739,375
  Change in unrealized gain (loss)
    on investments ...............................     (9,214,867)     (4,879,451)      5,430,662
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (8,404,199)     (2,897,284)      7,170,037
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................      6,568,447       5,562,609       3,541,869
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........     (1,926,607)      2,309,438      10,428,805
                                                     ============    ============    ============

                                                                       STDISC2
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         48,229              --              --
  Mortality and expense risk charges (note 3) ....        (56,087)        (58,904)        (53,820)
                                                     ------------    ------------    ------------
    Net investment income ........................         (7,858)        (58,904)        (53,820)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      8,810,961       6,435,185       8,370,593
  Cost of mutual fund shares sold ................    (10,205,721)     (5,682,290)     (9,362,894)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........     (1,394,760)        752,895        (992,301)
  Change in unrealized gain (loss)
    on investments ...............................        323,479        (482,257)        125,370
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............     (1,071,281)        270,638        (866,931)
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................      1,246,478              --       1,035,670
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        167,339         211,734         114,919
                                                     ============    ============    ============

                                                                       STINTSTK2
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $         --              --           7,958
  Mortality and expense risk charges (note 3) ....        (19,820)        (49,525)        (22,468)
                                                     ------------    ------------    ------------
    Net investment income ........................        (19,820)        (49,525)        (14,510)
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........     19,473,590      45,151,810      12,615,085
  Cost of mutual fund shares sold ................    (20,141,787)    (45,538,936)    (11,285,141)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........       (668,197)       (387,126)      1,329,944
  Change in unrealized gain (loss)
    on investments ...............................        (12,561)     (1,546,991)      1,572,604
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............       (680,758)     (1,934,117)      2,902,548
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................         94,952              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $   (605,626)     (1,983,642)      2,888,038
                                                     ============    ============    ============

                                                                       UIFEMMKT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        109,934         108,788          84,322
  Mortality and expense risk charges (note 3) ....         (6,381)         (6,391)         (3,195)
                                                     ------------    ------------    ------------
    Net investment income ........................        103,553         102,397          81,127
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      1,558,402         696,248       1,067,995
  Cost of mutual fund shares sold ................     (1,555,432)       (669,859)     (1,041,803)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........          2,970          26,389          26,192
  Change in unrealized gain (loss)
    on investments ...............................        (10,775)        (38,552)         29,379
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............         (7,805)        (12,163)         55,571
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........         95,748          90,234         136,698
                                                     ============    ============    ============

                                                                       UIFUSRE
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        324,384         514,484         400,217
  Mortality and expense risk charges (note 3) ....        (63,716)        (46,629)        (44,010)
                                                     ------------    ------------    ------------
    Net investment income ........................        260,668         467,855         356,207
                                                     ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........      9,726,902      11,404,275       6,089,310
  Cost of mutual fund shares sold ................     (9,227,767)    (10,957,678)     (7,139,977)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........        499,135         446,597      (1,050,667)
  Change in unrealized gain (loss)
    on investments ...............................       (151,471)        443,730         478,383
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............        347,664         890,327        (572,284)
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................         71,668          36,959              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        680,000       1,395,141        (216,077)
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      VEWRLDBD
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $   101,924        125,433        135,225
  Mortality and expense risk charges (note 3) ....       (19,527)       (21,681)       (25,601)
                                                     -----------    -----------    -----------
    Net investment income ........................        82,397        103,752        109,624
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........     6,609,847     11,085,379      4,442,114
  Cost of mutual fund shares sold ................    (6,708,322)   (11,357,847)    (4,822,035)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........       (98,475)      (272,468)      (379,921)
  Change in unrealized gain (loss)
    on investments ...............................      (128,804)       148,290        (74,747)
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (227,279)      (124,178)      (454,668)
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --         60,420
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........   $  (144,882)       (20,426)      (284,624)
                                                     ===========    ===========    ===========

                                                                     VEWRLDEMKT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            --             --             --
  Mortality and expense risk charges (note 3) ....       (26,750)       (53,777)       (32,044)
                                                     -----------    -----------    -----------
    Net investment income ........................       (26,750)       (53,777)       (32,044)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    27,874,002     22,197,969     26,145,515
  Cost of mutual fund shares sold ................   (28,521,629)   (22,523,533)   (24,002,878)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (647,627)      (325,564)     2,142,637
  Change in unrealized gain (loss)
    on investments ...............................       690,151     (2,614,711)     1,939,640
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............        42,524     (2,940,275)     4,082,277
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        15,774     (2,994,052)     4,050,233
                                                     ===========    ===========    ===========

                                                                     VEWRLDHAS
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        45,286         47,340         61,762
  Mortality and expense risk charges (note 3) ....       (31,957)       (36,261)       (36,567)
                                                     -----------    -----------    -----------
    Net investment income ........................        13,329         11,079         25,195
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold .........    10,858,141     17,958,019     19,298,812
  Cost of mutual fund shares sold ................   (11,323,718)   (17,432,316)   (18,689,697)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments ..........      (465,577)       525,703        609,115
  Change in unrealized gain (loss)
    on investments ...............................       (17,134)      (152,863)       199,401
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ...............      (482,711)       372,840        808,516
                                                     -----------    -----------    -----------
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........      (469,382)       383,919        833,711
                                                     ===========    ===========    ===========

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                             TOTAL
                                                     -----------------------------------------------------
                                                           2001               2000               1999
                                                     ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $     7,051,683          5,292,428          6,438,144
  Realized gain (loss) on investments ............       (95,706,913)        61,135,620         57,750,755
  Change in unrealized gain (loss)
    on investments ...............................      (102,443,273)      (263,179,099)        93,482,590
  Reinvested capital gains .......................        59,973,994        117,294,274         39,898,769
                                                     ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (131,124,509)       (79,456,777)       197,570,258
                                                     ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       103,755,686        120,946,341        155,876,754
  Transfers between funds ........................                --                 --                 --
  Surrenders .....................................       (47,591,030)       (41,340,894)       (29,241,082)
  Death benefits (note 4) ........................        (3,310,640)        (2,753,264)        (5,189,106)
  Policy loans (net of repayments) (note 5) ......        (8,284,301)       (18,700,994)       (16,840,767)
  Deductions for surrender charges (note 2d) .....        (4,259,124)        (3,783,229)        (4,371,271)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (46,802,944)       (46,656,142)       (46,509,797)
  Asset charges (note 3):
    MSP contracts ................................          (487,482)          (600,986)          (560,395)
    LSFP contracts ...............................          (374,976)          (385,150)          (275,681)
                                                     ---------------    ---------------    ---------------
      Net equity transactions ....................        (7,354,811)         6,725,682         52,888,655
                                                     ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (138,479,320)       (72,731,095)       250,458,913
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     1,071,884,297      1,144,615,392        894,156,479
                                                     ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $   933,404,977      1,071,884,297      1,144,615,392
                                                     ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................        44,184,383         42,923,800         39,766,962
                                                     ---------------    ---------------    ---------------
  Units purchased ................................         8,105,043          9,659,168         12,461,932
  Units redeemed .................................        (7,779,263)        (8,398,585)        (9,305,094)
                                                     ---------------    ---------------    ---------------
  Ending units ...................................        44,510,163         44,184,383         42,923,800
                                                     ===============    ===============    ===============


                                                                            ACVPBAL
                                                     -----------------------------------------------------
                                                           2001               2000               1999
                                                     ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ..........................           109,967             99,419             61,381
  Realized gain (loss) on investments ............          (149,134)           (85,566)           (51,696)
  Change in unrealized gain (loss)
    on investments ...............................          (374,866)          (306,371)          (209,153)
  Reinvested capital gains .......................           177,314             89,903            723,542
                                                     ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................          (236,719)          (202,615)           524,074
                                                     ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................           537,559            657,944            765,352
  Transfers between funds ........................           (18,553)          (516,182)           (71,304)
  Surrenders .....................................          (274,881)          (287,549)          (170,759)
  Death benefits (note 4) ........................           (19,851)            (2,238)            (3,696)
  Policy loans (net of repayments) (note 5) ......            (7,043)           (90,905)          (109,266)
  Deductions for surrender charges (note 2d) .....           (24,600)           (26,315)           (25,527)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................          (264,440)          (253,169)          (273,361)
  Asset charges (note 3):
    MSP contracts ................................            (4,877)            (5,232)            (4,829)
    LSFP contracts ...............................            (1,571)            (1,420)              (912)
                                                     ---------------    ---------------    ---------------
      Net equity transactions ....................           (78,257)          (525,066)           105,698
                                                     ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............          (314,976)          (727,681)           629,772
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................         5,464,950          6,192,631          5,562,859
                                                     ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............         5,149,974          5,464,950          6,192,631
                                                     ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           280,165            306,093            299,058
                                                     ---------------    ---------------    ---------------
  Units purchased ................................            32,188             35,007             51,610
  Units redeemed .................................           (36,385)           (60,935)           (44,575)
                                                     ---------------    ---------------    ---------------
  Ending units ...................................           275,968            280,165            306,093
                                                     ===============    ===============    ===============

                                                                           ACVPCAPAP
                                                     -----------------------------------------------------
                                                           2001               2000               1999
                                                     ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ..........................          (157,084)          (225,875)          (108,580)
  Realized gain (loss) on investments ............        (9,558,196)         8,676,996            763,191
  Change in unrealized gain (loss)
    on investments ...............................        (5,254,647)        (7,733,755)         6,761,369
  Reinvested capital gains .......................         7,598,012            750,781                 --
                                                     ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        (7,371,915)         1,468,147          7,415,980
                                                     ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................         1,922,090          2,321,398          1,955,940
  Transfers between funds ........................        (3,106,083)         6,725,158            261,755
  Surrenders .....................................          (994,264)        (1,026,955)          (723,035)
  Death benefits (note 4) ........................           (26,610)           (20,053)           (23,318)
  Policy loans (net of repayments) (note 5) ......          (266,547)          (635,720)          (241,323)
  Deductions for surrender charges (note 2d) .....           (88,981)           (93,980)          (108,087)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................          (917,212)        (1,000,118)          (687,205)
  Asset charges (note 3):
    MSP contracts ................................            (8,721)           (12,135)            (3,806)
    LSFP contracts ...............................            (4,237)            (4,320)            (1,392)
                                                     ---------------    ---------------    ---------------
      Net equity transactions ....................        (3,490,565)         6,253,275            429,529
                                                     ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       (10,862,480)         7,721,422          7,845,509
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................        27,161,584         19,440,162         11,594,653
                                                     ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        16,299,104         27,161,584         19,440,162
                                                     ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,120,543            851,973            825,873
                                                     ---------------    ---------------    ---------------
  Units purchased ................................           114,186            379,881            175,114
  Units redeemed .................................          (289,549)          (111,311)          (149,014)
                                                     ---------------    ---------------    ---------------
  Ending units ...................................           945,180          1,120,543            851,973
                                                     ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                     ACVPINCGR
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $     4,371         (7,281)       (26,446)
  Realized gain (loss) on investments ............      (367,434)       272,347        461,156
  Change in unrealized gain (loss)
    on investments ...............................       (36,896)      (817,445)       247,602
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (399,959)      (552,379)       682,312
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       463,372        588,512        482,154
  Transfers between funds ........................       (30,266)        51,206      2,244,545
  Surrenders .....................................      (128,813)      (103,924)       (56,332)
  Death benefits (note 4) ........................            --        (25,723)            --
  Policy loans (net of repayments) (note 5) ......          (177)       (54,872)        49,802
  Deductions for surrender charges (note 2d) .....       (11,528)        (9,510)        (8,421)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (171,662)      (149,381)      (109,013)
  Asset charges (note 3):
    MSP contracts ................................        (2,384)        (3,446)        (3,326)
    LSFP contracts ...............................        (2,139)        (3,118)        (4,278)
                                                     -----------    -----------    -----------
      Net equity transactions ....................       116,403        289,744      2,595,131
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (283,556)      (262,635)     3,277,443
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     4,560,448      4,823,083      1,545,640
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 4,276,892      4,560,448      4,823,083
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       403,910        378,466        142,086
                                                     -----------    -----------    -----------
  Units purchased ................................        56,641        100,713        256,957
  Units redeemed .................................       (44,262)       (75,269)       (20,577)
                                                     -----------    -----------    -----------
  Ending units ...................................       416,289        403,910        378,466
                                                     ===========    ===========    ===========

                                                                      ACVPINT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................      (115,508)      (160,634)      (123,973)
  Realized gain (loss) on investments ............    (6,339,097)     4,676,153      2,485,788
  Change in unrealized gain (loss)
    on investments ...............................    (1,840,599)    (9,830,737)     6,850,984
  Reinvested capital gains .......................     1,789,528        478,387             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (6,505,676)    (4,836,831)     9,212,799
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     1,563,930      1,859,782      1,793,620
  Transfers between funds ........................    (1,610,440)     2,472,737      1,521,029
  Surrenders .....................................      (411,527)      (699,631)      (363,715)
  Death benefits (note 4) ........................       (16,220)       (56,581)       (15,489)
  Policy loans (net of repayments) (note 5) ......      (123,790)      (164,750)      (508,785)
  Deductions for surrender charges (note 2d) .....       (36,829)       (64,025)       (54,372)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (668,820)      (777,200)      (578,192)
  Asset charges (note 3):
    MSP contracts ................................        (7,104)       (13,908)        (9,808)
    LSFP contracts ...............................       (10,541)       (14,309)        (5,962)
                                                     -----------    -----------    -----------
      Net equity transactions ....................    (1,321,341)     2,542,115      1,778,326
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (7,827,017)    (2,294,716)    10,991,125
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................    22,457,622     24,752,338     13,761,213
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    14,630,605     22,457,622     24,752,338
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................     1,027,636        935,555        847,041
                                                     -----------    -----------    -----------
  Units purchased ................................        97,198        201,426        177,900
  Units redeemed .................................      (174,047)      (109,345)       (89,386)
                                                     -----------    -----------    -----------
  Ending units ...................................       950,787      1,027,636        935,555
                                                     ===========    ===========    ===========

                                                                     ACVPVALUE
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................        22,955          7,825          5,292
  Realized gain (loss) on investments ............       272,565        348,832        (14,581)
  Change in unrealized gain (loss)
    on investments ...............................       549,875        414,821       (279,501)
  Reinvested capital gains .......................            --         89,531        249,026
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       845,395        861,009        (39,764)
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       582,884        396,314        536,794
  Transfers between funds ........................     4,815,841      2,843,992        (10,220)
  Surrenders .....................................      (424,152)      (139,365)       (44,773)
  Death benefits (note 4) ........................       (32,416)            --        (18,972)
  Policy loans (net of repayments) (note 5) ......       258,803       (132,570)       (46,175)
  Deductions for surrender charges (note 2d) .....       (37,959)       (12,754)        (6,693)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (320,328)      (122,278)      (138,847)
  Asset charges (note 3):
    MSP contracts ................................        (5,886)        (2,874)        (3,246)
    LSFP contracts ...............................        (4,940)        (4,255)        (1,972)
                                                     -----------    -----------    -----------
      Net equity transactions ....................     4,831,847      2,826,210        265,896
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     5,677,242      3,687,219        226,132
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     6,626,601      2,939,382      2,713,250
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    12,303,843      6,626,601      2,939,382
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       435,109        225,895        205,278
                                                     -----------    -----------    -----------
  Units purchased ................................       340,692        242,795         49,493
  Units redeemed .................................       (53,917)       (33,581)       (28,876)
                                                     -----------    -----------    -----------
  Ending units ...................................       721,884        435,109        225,895
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      CSWPGPV
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $   (15,488)       (26,477)       (13,686)
  Realized gain (loss) on investments ............    (1,234,999)       156,924        831,668
  Change in unrealized gain (loss)
    on investments ...............................       471,352     (1,447,278)       489,466
  Reinvested capital gains .......................            --        359,529             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (779,135)      (957,302)     1,307,448
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       175,113        246,696        139,661
  Transfers between funds ........................      (290,162)      (728,042)     2,043,854
  Surrenders .....................................       (95,856)       (35,654)       (28,894)
  Death benefits (note 4) ........................        (2,390)            --             --
  Policy loans (net of repayments) (note 5) ......        36,298        (69,160)       (72,651)
  Deductions for surrender charges (note 2d) .....        (8,579)        (3,263)        (4,319)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (90,037)      (103,357)       (50,521)
  Asset charges (note 3):
    MSP contracts ................................          (952)        (1,735)          (847)
    LSFP contracts ...............................          (980)        (1,618)          (855)
                                                     -----------    -----------    -----------
      Net equity transactions ....................      (277,545)      (696,133)     2,025,428
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (1,056,680)    (1,653,435)     3,332,876
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     2,780,103      4,433,538      1,100,662
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 1,723,423      2,780,103      4,433,538
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       176,075        227,326         91,311
                                                     -----------    -----------    -----------
  Units purchased ................................        20,442         37,149        157,184
  Units redeemed .................................       (42,279)       (88,400)       (21,169)
                                                     -----------    -----------    -----------
  Ending units ...................................       154,238        176,075        227,326
                                                     ===========    ===========    ===========

                                                                     CSWPINTEQ
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................       (56,285)       (30,391)        36,167
  Realized gain (loss) on investments ............    (3,960,661)       348,782      1,214,234
  Change in unrealized gain (loss)
    on investments ...............................     2,099,268     (4,794,748)     3,271,039
  Reinvested capital gains .......................            --      1,233,063             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (1,917,678)    (3,243,294)     4,521,440
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     1,047,183      1,203,310      1,411,984
  Transfers between funds ........................      (704,029)    (1,618,161)      (167,066)
  Surrenders .....................................      (368,264)      (182,801)      (642,724)
  Death benefits (note 4) ........................        (7,251)       (17,201)      (124,597)
  Policy loans (net of repayments) (note 5) ......       (66,856)      (160,238)       (83,407)
  Deductions for surrender charges (note 2d) .....       (32,958)       (16,729)       (96,081)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (361,742)      (426,399)      (427,942)
  Asset charges (note 3):
    MSP contracts ................................        (5,243)        (8,051)        (8,596)
    LSFP contracts ...............................        (4,614)        (6,243)        (3,905)
                                                     -----------    -----------    -----------
      Net equity transactions ....................      (503,774)    (1,232,513)      (142,334)
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (2,421,452)    (4,475,807)     4,379,106
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     9,192,407     13,668,214      9,289,108
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     6,770,955      9,192,407     13,668,214
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       711,440        779,846        805,473
                                                     -----------    -----------    -----------
  Units purchased ................................       110,791         83,704        160,398
  Units redeemed .................................      (142,631)      (152,110)      (186,025)
                                                     -----------    -----------    -----------
  Ending units ...................................       679,600        711,440        779,846
                                                     ===========    ===========    ===========

                                                                     CSWPSMCO
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................      (138,697)      (216,538)      (114,737)
  Realized gain (loss) on investments ............   (11,329,224)     5,305,559        564,155
  Change in unrealized gain (loss)
    on investments ...............................     7,104,902    (18,360,336)     8,391,845
  Reinvested capital gains .......................            --      5,714,137        709,970
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (4,363,019)    (7,557,178)     9,551,233
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     2,168,671      3,205,250      2,658,532
  Transfers between funds ........................    (3,347,967)     7,227,152       (248,812)
  Surrenders .....................................      (805,855)      (818,535)      (301,023)
  Death benefits (note 4) ........................       (86,645)       (46,924)       (60,498)
  Policy loans (net of repayments) (note 5) ......        (1,349)      (406,035)      (288,744)
  Deductions for surrender charges (note 2d) .....       (72,120)       (74,907)       (45,000)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (922,151)    (1,346,935)      (902,731)
  Asset charges (note 3):
    MSP contracts ................................        (9,810)       (17,598)        (9,685)
    LSFP contracts ...............................        (8,705)       (12,620)        (5,597)
                                                     -----------    -----------    -----------
      Net equity transactions ....................    (3,085,931)     7,708,848        796,442
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (7,448,950)       151,670     10,347,675
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................    25,677,975     25,526,305     15,178,630
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    18,229,025     25,677,975     25,526,305
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................     1,272,956      1,024,167      1,015,805
                                                     -----------    -----------    -----------
  Units purchased ................................       137,229        353,977        183,941
  Units redeemed .................................      (325,463)      (105,188)      (175,579)
                                                     -----------    -----------    -----------
  Ending units ...................................     1,084,722      1,272,956      1,024,167
                                                     ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      DRYEUROEQ
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $       (736)           (293)             --
  Realized gain (loss) on investments ............          2,841          (6,913)             --
  Change in unrealized gain (loss)
    on investments ...............................           (878)          1,517              --
  Reinvested capital gains .......................             --           1,253              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................          1,227          (4,436)             --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................         12,657           5,122              --
  Transfers between funds ........................        (35,400)        113,027              --
  Surrenders .....................................         (1,022)             --              --
  Death benefits (note 4) ........................             --              --              --
  Policy loans (net of repayments) (note 5) ......           (300)              2              --
  Deductions for surrender charges (note 2d) .....            (91)             --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................         (6,296)         (2,481)             --
  Asset charges (note 3):
    MSP contracts ................................            (46)            (27)             --
    LSFP contracts ...............................             (3)             (6)             --
                                                     ------------    ------------    ------------
      Net equity transactions ....................        (30,501)        115,637              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        (29,274)        111,201              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................        111,201              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $     81,927         111,201              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................         11,957              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................          6,654          12,230              --
  Units redeemed .................................         (6,237)           (273)             --
                                                     ------------    ------------    ------------
  Ending units ...................................         12,374          11,957              --
                                                     ============    ============    ============

                                                                       DRYSRGRO
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................       (109,204)            118        (112,443)
  Realized gain (loss) on investments ............       (369,365)        721,982       1,789,441
  Change in unrealized gain (loss)
    on investments ...............................     (3,939,932)     (3,257,761)      1,688,692
  Reinvested capital gains .......................             --              --         646,972
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (4,418,501)     (2,535,661)      4,012,662
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      2,143,427       2,490,032       2,602,017
  Transfers between funds ........................     (1,098,629)      2,460,935       2,581,796
  Surrenders .....................................       (891,852)       (724,497)       (387,508)
  Death benefits (note 4) ........................        (23,643)        (47,303)        (31,507)
  Policy loans (net of repayments) (note 5) ......       (372,581)       (577,113)       (488,829)
  Deductions for surrender charges (note 2d) .....        (79,816)        (66,301)        (57,929)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (968,162)     (1,048,030)       (879,312)
  Asset charges (note 3):
    MSP contracts ................................         (6,768)         (9,779)         (7,129)
    LSFP contracts ...............................         (5,485)         (7,247)         (5,332)
                                                     ------------    ------------    ------------
      Net equity transactions ....................     (1,303,509)      2,470,697       3,326,267
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (5,722,010)        (64,964)      7,338,929
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     19,334,340      19,399,304      12,060,375
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     13,612,330      19,334,340      19,399,304
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        629,857         556,165         446,957
                                                     ------------    ------------    ------------
  Units purchased ................................         83,928         149,111         173,727
  Units redeemed .................................       (139,814)        (75,419)        (64,519)
                                                     ------------    ------------    ------------
  Ending units ...................................        573,971         629,857         556,165
                                                     ============    ============    ============

                                                                      DRYSTKIX
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................        332,575         213,640         346,881
  Realized gain (loss) on investments ............          9,935       4,081,939       5,075,012
  Change in unrealized gain (loss)
    on investments ...............................    (13,687,873)    (16,940,040)     11,113,462
  Reinvested capital gains .......................        467,526       1,618,261         920,361
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (12,877,837)    (11,026,200)     17,455,716
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     10,603,012      12,374,808      13,344,420
  Transfers between funds ........................      1,384,992      (5,097,368)     11,928,413
  Surrenders .....................................     (4,146,012)     (3,029,913)     (2,827,148)
  Death benefits (note 4) ........................       (431,669)       (407,101)       (157,295)
  Policy loans (net of repayments) (note 5) ......       (379,222)     (1,621,944)     (1,610,756)
  Deductions for surrender charges (note 2d) .....       (371,045)       (277,277)       (422,632)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (4,015,363)     (4,198,947)     (4,097,507)
  Asset charges (note 3):
    MSP contracts ................................        (40,868)        (52,991)        (54,699)
    LSFP contracts ...............................        (56,827)        (60,980)        (48,577)
                                                     ------------    ------------    ------------
      Net equity transactions ....................      2,546,998      (2,371,713)     16,054,219
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (10,330,839)    (13,397,913)     33,509,935
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     99,153,528     112,551,441      79,041,506
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     88,822,689      99,153,528     112,551,441
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      3,460,355       3,543,874       2,959,968
                                                     ------------    ------------    ------------
  Units purchased ................................        525,479         448,057         907,973
  Units redeemed .................................       (433,865)       (531,576)       (324,067)
                                                     ------------    ------------    ------------
  Ending units ...................................      3,551,969       3,460,355       3,543,874
                                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       DRYAP
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $     8,180        (10,494)       (13,667)
  Realized gain (loss) on investments ............       (93,890)       206,665        415,445
  Change in unrealized gain (loss)
    on investments ...............................      (617,829)      (365,322)       269,060
  Reinvested capital gains .......................            --         80,911         29,215
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (703,539)       (88,240)       700,053
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       775,908        980,051      1,147,358
  Transfers between funds ........................       107,630     (1,176,921)     2,166,937
  Surrenders .....................................      (233,967)       101,300       (296,009)
  Death benefits (note 4) ........................          (642)        (8,995)       (13,006)
  Policy loans (net of repayments) (note 5) ......       (93,305)      (150,408)      (134,352)
  Deductions for surrender charges (note 2d) .....       (20,939)         9,270        (44,251)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (325,049)      (296,841)      (299,558)
  Asset charges (note 3):
    MSP contracts ................................        (2,606)        (2,821)        (3,070)
    LSFP contracts ...............................        (6,023)        (5,196)        (2,988)
                                                     -----------    -----------    -----------
      Net equity transactions ....................       201,007       (550,561)     2,521,061
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (502,532)      (638,801)     3,221,114
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     7,251,397      7,890,198      4,669,084
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 6,748,865      7,251,397      7,890,198
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       503,469        540,642        353,868
                                                     -----------    -----------    -----------
  Units purchased ................................        85,636        100,075        246,230
  Units redeemed .................................       (68,687)      (137,248)       (59,456)
                                                     -----------    -----------    -----------
  Ending units ...................................       520,418        503,469        540,642
                                                     ===========    ===========    ===========

                                                                      DRYGRINC
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (4,914)        (1,576)           558
  Realized gain (loss) on investments ............        (7,978)        67,580         74,977
  Change in unrealized gain (loss)
    on investments ...............................      (258,534)      (314,432)       230,049
  Reinvested capital gains .......................        45,863        113,207         87,323
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (225,563)      (135,221)       392,907
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       293,388        350,148        430,878
  Transfers between funds ........................       103,859        289,849         18,919
  Surrenders .....................................      (217,868)       (36,572)       (34,300)
  Death benefits (note 4) ........................          (317)            --        (18,064)
  Policy loans (net of repayments) (note 5) ......       (34,479)       (40,935)       (18,736)
  Deductions for surrender charges (note 2d) .....       (19,498)        (3,347)        (5,128)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (138,857)      (130,262)      (129,582)
  Asset charges (note 3):
    MSP contracts ................................        (3,439)        (3,923)        (3,346)
    LSFP contracts ...............................        (2,419)        (2,236)        (1,645)
                                                     -----------    -----------    -----------
      Net equity transactions ....................       (19,630)       422,722        238,996
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (245,193)       287,501        631,903
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     3,133,370      2,845,869      2,213,966
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     2,888,177      3,133,370      2,845,869
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       220,323        191,266        172,937
                                                     -----------    -----------    -----------
  Units purchased ................................        34,265         44,176         59,773
  Units redeemed .................................       (37,315)       (15,119)       (41,444)
                                                     -----------    -----------    -----------
  Ending units ...................................       217,273        220,323        191,266
                                                     ===========    ===========    ===========

                                                                      FIDVIPEI
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................       720,232        764,744        519,590
  Realized gain (loss) on investments ............        55,848      4,331,220      6,406,550
  Change in unrealized gain (loss)
    on investments ...............................    (9,359,446)    (5,231,085)    (5,267,170)
  Reinvested capital gains .......................     3,782,228      5,255,479      2,726,961
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (4,801,138)     5,120,358      4,385,931
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     7,191,894      8,138,570     10,203,955
  Transfers between funds ........................     1,446,582    (10,789,250)    (3,247,107)
  Surrenders .....................................    (3,544,539)    (3,122,051)    (2,431,139)
  Death benefits (note 4) ........................      (225,553)      (189,944)      (137,938)
  Policy loans (net of repayments) (note 5) ......      (805,494)    (1,035,827)    (1,117,875)
  Deductions for surrender charges (note 2d) .....      (317,216)      (285,708)      (363,433)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................    (3,630,378)    (3,073,309)    (3,725,075)
  Asset charges (note 3):
    MSP contracts ................................       (39,422)       (38,789)       (46,610)
    LSFP contracts ...............................       (22,617)       (19,695)       (17,059)
                                                     -----------    -----------    -----------
      Net equity transactions ....................        53,257    (10,416,003)      (882,281)
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (4,747,881)    (5,295,645)     3,503,650
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................    81,772,283     87,067,928     83,564,278
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    77,024,402     81,772,283     87,067,928
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................     2,276,206      2,594,139      2,614,531
                                                     -----------    -----------    -----------
  Units purchased ................................       280,800        259,043        349,328
  Units redeemed .................................      (271,444)      (576,976)      (369,720)
                                                     -----------    -----------    -----------
  Ending units ...................................     2,285,562      2,276,206      2,594,139
                                                     ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                         FIDVIPGR
                                                     -----------------------------------------------
                                                          2001             2000             1999
                                                     -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    (929,341)      (1,241,653)        (929,897)
  Realized gain (loss) on investments ............      (4,273,764)       3,612,827       15,710,494
  Change in unrealized gain (loss)
    on investments ...............................     (33,423,042)     (42,932,678)      17,198,414
  Reinvested capital gains .......................      10,107,480       19,550,081       13,551,946
                                                     -------------    -------------    -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (28,518,667)     (21,011,423)      45,530,957
                                                     -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      13,007,093       15,063,048       15,418,413
  Transfers between funds ........................      (8,018,175)       2,949,689       13,284,488
  Surrenders .....................................      (5,631,639)      (5,630,898)      (3,962,266)
  Death benefits (note 4) ........................        (304,251)        (464,693)        (299,356)
  Policy loans (net of repayments) (note 5) ......      (1,189,965)      (3,566,377)      (3,173,351)
  Deductions for surrender charges (note 2d) .....        (504,000)        (515,300)        (592,322)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (6,302,082)      (6,864,591)      (6,220,078)
  Asset charges (note 3):
    MSP contracts ................................         (46,539)         (69,249)         (50,059)
    LSFP contracts ...............................         (31,178)         (34,365)         (23,234)
                                                     -------------    -------------    -------------
      Net equity transactions ....................      (9,020,736)         867,264       14,382,235
                                                     -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (37,539,403)     (20,144,159)      59,913,192
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     156,911,792      177,055,951      117,142,759
                                                     -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 119,372,389      156,911,792      177,055,951
                                                     =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................       3,462,746        3,435,387        3,041,033
                                                     -------------    -------------    -------------
  Units purchased ................................         354,493          378,450          730,961
  Units redeemed .................................        (591,126)        (351,091)        (336,607)
                                                     -------------    -------------    -------------
  Ending units ...................................       3,226,113        3,462,746        3,435,387
                                                     =============    =============    =============

                                                                         FIDVIPHI
                                                     -----------------------------------------------
                                                          2001             2000             1999
                                                     -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income ..........................       2,247,137        1,524,797        2,372,262
  Realized gain (loss) on investments ............      (4,705,027)        (934,993)      (2,878,622)
  Change in unrealized gain (loss)
    on investments ...............................         (27,924)      (6,237,391)       2,437,032
  Reinvested capital gains .......................              --               --           96,078
                                                     -------------    -------------    -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (2,485,814)      (5,647,587)       2,026,750
                                                     -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       2,363,311        2,816,915        3,767,754
  Transfers between funds ........................         603,870       (2,585,935)      (4,726,508)
  Surrenders .....................................        (908,331)      (1,009,915)        (711,931)
  Death benefits (note 4) ........................         (56,917)        (215,967)         (83,542)
  Policy loans (net of repayments) (note 5) ......         (38,801)         (36,510)        (257,597)
  Deductions for surrender charges (note 2d) .....         (81,290)         (92,420)        (106,427)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (953,764)        (982,080)      (1,219,918)
  Asset charges (note 3):
    MSP contracts ................................         (14,190)         (22,334)         (29,175)
    LSFP contracts ...............................          (8,038)          (7,947)          (7,937)
                                                     -------------    -------------    -------------
      Net equity transactions ....................         905,850       (2,136,193)      (3,375,281)
                                                     -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (1,579,964)      (7,783,780)      (1,348,531)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      18,222,153       26,005,933       27,354,464
                                                     -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      16,642,189       18,222,153       26,005,933
                                                     =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................         972,429        1,081,513        1,213,502
                                                     -------------    -------------    -------------
  Units purchased ................................         170,800          140,914          174,332
  Units redeemed .................................        (125,490)        (249,998)        (306,321)
                                                     -------------    -------------    -------------
  Ending units ...................................       1,017,739          972,429        1,081,513
                                                     =============    =============    =============

                                                                         FIDVIPOV
                                                     -----------------------------------------------
                                                          2001             2000             1999
                                                     -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         938,954          194,518          132,290
  Realized gain (loss) on investments ............      (2,848,287)       1,273,207        2,116,216
  Change in unrealized gain (loss)
    on investments ...............................      (4,902,933)     (10,130,820)       6,394,423
  Reinvested capital gains .......................       1,740,234        2,677,139          535,780
                                                     -------------    -------------    -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (5,072,032)      (5,985,956)       9,178,709
                                                     -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       2,097,571        2,338,549        2,603,811
  Transfers between funds ........................      (1,327,939)        (191,092)      (1,140,865)
  Surrenders .....................................      (1,006,514)      (1,476,671)        (511,027)
  Death benefits (note 4) ........................        (101,240)         (31,249)         (42,803)
  Policy loans (net of repayments) (note 5) ......         (85,860)        (709,130)        (436,230)
  Deductions for surrender charges (note 2d) .....         (90,077)        (135,135)         (76,394)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (832,760)        (931,867)        (936,056)
  Asset charges (note 3):
    MSP contracts ................................          (5,818)          (9,547)          (9,310)
    LSFP contracts ...............................          (6,533)          (8,001)          (4,398)
                                                     -------------    -------------    -------------
      Net equity transactions ....................      (1,359,170)      (1,154,143)        (553,272)
                                                     -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (6,431,202)      (7,140,099)       8,625,437
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      23,708,747       30,848,846       22,223,409
                                                     -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      17,277,545       23,708,747       30,848,846
                                                     =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................       1,146,574        1,202,196        1,218,999
                                                     -------------    -------------    -------------
  Units purchased ................................         129,935          139,166          165,048
  Units redeemed .................................        (208,734)        (194,788)        (181,851)
                                                     -------------    -------------    -------------
  Ending units ...................................       1,067,775        1,146,574        1,202,196
                                                     =============    =============    =============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       FIDVIPAM
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    946,367         764,144         769,711
  Realized gain (loss) on investments ............       (197,074)        743,891       1,015,529
  Change in unrealized gain (loss)
    on investments ...............................     (2,656,974)     (5,439,784)         26,818
  Reinvested capital gains .......................        442,307       2,429,670       1,317,530
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (1,465,374)     (1,502,079)      3,129,588
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      1,952,879       2,378,371       2,909,351
  Transfers between funds ........................       (924,825)     (1,984,742)     (2,311,042)
  Surrenders .....................................     (1,051,266)       (944,977)       (832,733)
  Death benefits (note 4) ........................        (24,025)        (13,747)        (42,640)
  Policy loans (net of repayments) (note 5) ......       (139,132)       (368,885)       (659,859)
  Deductions for surrender charges (note 2d) .....        (94,082)        (86,478)       (124,486)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,110,503)     (1,085,359)     (1,199,744)
  Asset charges (note 3):
    MSP contracts ................................        (10,168)        (11,244)        (11,668)
    LSFP contracts ...............................         (3,155)         (3,046)         (2,332)
                                                     ------------    ------------    ------------
      Net equity transactions ....................     (1,404,277)     (2,120,107)     (2,275,153)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (2,869,651)     (3,622,186)        854,435
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     29,485,536      33,107,722      32,253,287
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 26,615,885      29,485,536      33,107,722
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,150,637       1,229,226       1,312,905
                                                     ------------    ------------    ------------
  Units purchased ................................         95,668         102,304         133,092
  Units redeemed .................................       (151,886)       (180,893)       (216,771)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,094,419       1,150,637       1,229,226
                                                     ============    ============    ============

                                                                      FIDVIPCON
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         43,587        (277,542)       (198,905)
  Realized gain (loss) on investments ............       (197,444)      1,601,999       8,607,593
  Change in unrealized gain (loss)
    on investments ...............................     (9,738,153)    (15,273,672)      2,632,252
  Reinvested capital gains .......................      1,612,865       8,862,945       1,916,516
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (8,279,145)     (5,086,270)     12,957,456
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      5,795,249       7,336,354       8,483,644
  Transfers between funds ........................     (3,613,770)     (2,948,975)      5,291,011
  Surrenders .....................................     (2,048,334)     (2,212,824)     (1,395,137)
  Death benefits (note 4) ........................       (148,293)        (73,090)       (199,019)
  Policy loans (net of repayments) (note 5) ......       (442,265)     (1,259,765)       (834,500)
  Deductions for surrender charges (note 2d) .....       (183,314)       (202,502)       (208,560)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (2,534,714)     (2,638,799)     (2,643,787)
  Asset charges (note 3):
    MSP contracts ................................        (28,667)        (38,581)        (36,244)
    LSFP contracts ...............................        (22,235)        (23,285)        (18,084)
                                                     ------------    ------------    ------------
      Net equity transactions ....................     (3,226,343)     (2,061,467)      8,439,324
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (11,505,488)     (7,147,737)     21,396,780
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     64,099,278      71,247,015      49,850,235
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     52,593,790      64,099,278      71,247,015
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      2,697,733       2,777,590       2,397,557
                                                     ------------    ------------    ------------
  Units purchased ................................        300,960         337,798         636,459
  Units redeemed .................................       (458,872)       (417,655)       (256,426)
                                                     ------------    ------------    ------------
  Ending units ...................................      2,539,821       2,697,733       2,777,590
                                                     ============    ============    ============

                                                                      FIDVIPGROP
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (13,820)         36,283          11,876
  Realized gain (loss) on investments ............       (634,796)       (263,449)        453,860
  Change in unrealized gain (loss)
    on investments ...............................       (126,832)     (1,250,959)       (343,328)
  Reinvested capital gains .......................             --         391,834         110,237
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (775,448)     (1,086,291)        232,645
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        793,729         917,497       1,132,717
  Transfers between funds ........................       (496,644)       (800,042)         12,561
  Surrenders .....................................       (258,771)       (161,720)       (135,968)
  Death benefits (note 4) ........................           (237)        (20,814)        (53,293)
  Policy loans (net of repayments) (note 5) ......        (39,475)        (58,980)        (44,200)
  Deductions for surrender charges (note 2d) .....        (23,158)        (14,800)        (20,326)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (236,312)       (280,822)       (320,411)
  Asset charges (note 3):
    MSP contracts ................................         (2,717)         (3,949)         (5,191)
    LSFP contracts ...............................         (2,557)         (3,318)         (2,905)
                                                     ------------    ------------    ------------
      Net equity transactions ....................       (266,142)       (426,948)        562,984
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (1,041,590)     (1,513,239)        795,629
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      5,170,670       6,683,909       5,888,280
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      4,129,080       5,170,670       6,683,909
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        446,913         475,926         434,495
                                                     ------------    ------------    ------------
  Units purchased ................................         82,751          80,319         135,244
  Units redeemed .................................       (109,553)       (109,332)        (93,813)
                                                     ------------    ------------    ------------
  Ending units ...................................        420,111         446,913         475,926
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      JANCAPAP
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $     4,262          9,106             --
  Realized gain (loss) on investments ............    (1,133,638)       (67,632)            --
  Change in unrealized gain (loss)
    on investments ...............................       244,422       (509,550)            --
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (884,954)      (568,076)            --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       395,668        163,374             --
  Transfers between funds ........................       497,060      3,483,176             --
  Surrenders .....................................       (98,492)       (18,995)            --
  Death benefits (note 4) ........................            --             --             --
  Policy loans (net of repayments) (note 5) ......       (63,185)       (36,245)            --
  Deductions for surrender charges (note 2d) .....        (8,814)        (1,738)            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (158,392)       (66,641)            --
  Asset charges (note 3):
    MSP contracts ................................        (2,325)        (1,552)            --
    LSFP contracts ...............................        (1,195)          (436)            --
                                                     -----------    -----------    -----------
      Net equity transactions ....................       560,325      3,520,943             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (324,629)     2,952,867             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     2,952,867             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 2,628,238      2,952,867             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       373,970             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................       118,903        387,744             --
  Units redeemed .................................       (64,088)       (13,774)            --
                                                     -----------    -----------    -----------
  Ending units ...................................       428,785        373,970             --
                                                     ===========    ===========    ===========

                                                                     JANGLTECH
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (3,153)         4,424             --
  Realized gain (loss) on investments ............    (2,122,695)        13,176             --
  Change in unrealized gain (loss)
    on investments ...............................     1,125,331     (1,148,444)            --
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (1,000,517)    (1,130,844)            --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       364,127        200,047             --
  Transfers between funds ........................       478,283      3,477,054             --
  Surrenders .....................................      (146,539)       (16,070)            --
  Death benefits (note 4) ........................       (98,999)            --             --
  Policy loans (net of repayments) (note 5) ......       (41,135)       (15,097)            --
  Deductions for surrender charges (note 2d) .....       (13,114)        (1,471)            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (106,881)       (59,588)            --
  Asset charges (note 3):
    MSP contracts ................................        (1,712)        (1,521)            --
    LSFP contracts ...............................          (802)          (407)            --
                                                     -----------    -----------    -----------
      Net equity transactions ....................       433,228      3,582,947             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (567,289)     2,452,103             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     2,452,103             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     1,884,814      2,452,103             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       363,557             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................       180,547        375,042             --
  Units redeemed .................................       (94,989)       (11,485)            --
                                                     -----------    -----------    -----------
  Ending units ...................................       449,115        363,557             --
                                                     ===========    ===========    ===========

                                                                     JANINTGRO
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (2,522)        59,459             --
  Realized gain (loss) on investments ............    (1,006,099)      (181,333)            --
  Change in unrealized gain (loss)
    on investments ...............................       441,311       (349,293)            --
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (567,310)      (471,167)            --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       286,461        121,443             --
  Transfers between funds ........................       263,144      2,598,237             --
  Surrenders .....................................       (60,603)       (16,540)            --
  Death benefits (note 4) ........................            --             --             --
  Policy loans (net of repayments) (note 5) ......       (50,849)       (11,714)            --
  Deductions for surrender charges (note 2d) .....        (5,424)        (1,514)            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (95,431)       (34,493)            --
  Asset charges (note 3):
    MSP contracts ................................        (1,219)        (1,038)            --
    LSFP contracts ...............................          (668)          (146)            --
                                                     -----------    -----------    -----------
      Net equity transactions ....................       335,411      2,654,235             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (231,899)     2,183,068             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     2,183,068             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     1,951,169      2,183,068             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       276,083             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................       104,433        284,504             --
  Units redeemed .................................       (55,767)        (8,421)            --
                                                     -----------    -----------    -----------
  Ending units ...................................       324,749        276,083             --
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      NSATCAPAP
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $   (149,321)       (197,752)        (45,147)
  Realized gain (loss) on investments ............     (4,280,310)        (44,470)      1,545,323
  Change in unrealized gain (loss)
    on investments ...............................     (3,202,773)    (16,033,473)     (2,937,651)
  Reinvested capital gains .......................             --       6,018,129       2,820,485
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (7,632,404)    (10,257,566)      1,383,010
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      4,054,677       5,307,598       6,414,922
  Transfers between funds ........................     (1,301,931)     (7,322,445)       (902,464)
  Surrenders .....................................     (1,215,938)     (1,101,685)     (1,464,698)
  Death benefits (note 4) ........................        (94,201)        (67,374)        (26,646)
  Policy loans (net of repayments) (note 5) ......       (469,940)       (651,768)       (839,186)
  Deductions for surrender charges (note 2d) .....       (108,820)       (100,818)       (218,959)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,486,232)     (1,990,000)     (2,416,248)
  Asset charges (note 3):
    MSP contracts ................................         (8,664)        (20,853)        (26,238)
    LSFP contracts ...............................         (9,001)        (15,363)        (15,764)
                                                     ------------    ------------    ------------
      Net equity transactions ....................       (640,050)     (5,962,708)        504,719
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (8,272,454)    (16,220,274)      1,887,729
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     26,950,799      43,171,073      41,283,344
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 18,678,345      26,950,799      43,171,073
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,201,390       1,403,197       1,381,944
                                                     ------------    ------------    ------------
  Units purchased ................................        245,018         187,771         272,423
  Units redeemed .................................       (289,101)       (389,578)       (251,170)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,157,307       1,201,390       1,403,197
                                                     ============    ============    ============

                                                                     NSATMIDCAPIX
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         (4,071)            819              --
  Realized gain (loss) on investments ............       (255,703)         17,525              --
  Change in unrealized gain (loss)
    on investments ...............................        115,892         (68,941)             --
  Reinvested capital gains .......................         25,776          59,565              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (118,106)          8,968              --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        190,528          32,770              --
  Transfers between funds ........................      1,669,130       1,786,882              --
  Surrenders .....................................        (44,557)         (2,384)             --
  Death benefits (note 4) ........................         (7,174)             --              --
  Policy loans (net of repayments) (note 5) ......        (24,551)         (7,462)             --
  Deductions for surrender charges (note 2d) .....         (3,988)           (218)             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (116,906)        (19,481)             --
  Asset charges (note 3):
    MSP contracts ................................         (1,953)           (199)             --
    LSFP contracts ...............................           (578)            (87)             --
                                                     ------------    ------------    ------------
      Net equity transactions ....................      1,659,951       1,789,821              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      1,541,845       1,798,789              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      1,798,789              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      3,340,634       1,798,789              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        171,893              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................        173,353         174,796              --
  Units redeemed .................................        (19,255)         (2,903)             --
                                                     ------------    ------------    ------------
  Ending units ...................................        325,991         171,893              --
                                                     ============    ============    ============

                                                                      NSATEMMKT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................             75             (21)             --
  Realized gain (loss) on investments ............        (24,506)         (1,147)             --
  Change in unrealized gain (loss)
    on investments ...............................         33,345            (711)             --
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................          8,914          (1,879)             --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................          5,169             541              --
  Transfers between funds ........................        413,987          10,816              --
  Surrenders .....................................         (2,213)             --              --
  Death benefits (note 4) ........................             --              --              --
  Policy loans (net of repayments) (note 5) ......            198              --              --
  Deductions for surrender charges (note 2d) .....           (198)             --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................         (7,221)           (235)             --
  Asset charges (note 3):
    MSP contracts ................................           (295)             --              --
    LSFP contracts ...............................             (7)             --              --
                                                     ------------    ------------    ------------
      Net equity transactions ....................        409,420          11,122              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        418,334           9,243              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................          9,243              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        427,577           9,243              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................          1,063              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................         52,164           1,081              --
  Units redeemed .................................         (1,215)            (18)             --
                                                     ------------    ------------    ------------
  Ending units ...................................         52,012           1,063              --
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                     NSATGLOBTC
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    (2,955)          (918)            --
  Realized gain (loss) on investments ............      (424,935)        (5,935)            --
  Change in unrealized gain (loss)
    on investments ...............................       215,502       (233,078)            --
  Reinvested capital gains .......................            --          8,554             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (212,388)      (231,377)            --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        75,992         13,606             --
  Transfers between funds ........................       172,244        634,363             --
  Surrenders .....................................        (3,862)            --             --
  Death benefits (note 4) ........................            --             --             --
  Policy loans (net of repayments) (note 5) ......       (58,752)          (641)            --
  Deductions for surrender charges (note 2d) .....          (346)            --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (29,002)        (9,740)            --
  Asset charges (note 3):
    MSP contracts ................................           (90)           (34)            --
    LSFP contracts ...............................            --             --             --
                                                     -----------    -----------    -----------
      Net equity transactions ....................       156,184        637,554             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       (56,204)       406,177             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................       406,177             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $   349,973        406,177             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................        67,646             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................        65,702         68,793             --
  Units redeemed .................................       (30,732)        (1,147)            --
                                                     -----------    -----------    -----------
  Ending units ...................................       102,616         67,646             --
                                                     ===========    ===========    ===========

                                                                     NSATINTGR
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................          (165)           (14)            --
  Realized gain (loss) on investments ............        (3,090)          (233)            --
  Change in unrealized gain (loss)
    on investments ...............................         1,005           (168)            --
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        (2,250)          (415)            --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................         2,587              2             --
  Transfers between funds ........................        52,127          4,696             --
  Surrenders .....................................           (14)            --             --
  Death benefits (note 4) ........................            --             --             --
  Policy loans (net of repayments) (note 5) ......          (105)            (1)            --
  Deductions for surrender charges (note 2d) .....            (1)            --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (1,273)          (100)            --
  Asset charges (note 3):
    MSP contracts ................................            --             --             --
    LSFP contracts ...............................            --             --             --
                                                     -----------    -----------    -----------
      Net equity transactions ....................        53,321          4,597             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        51,071          4,182             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................         4,182             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        55,253          4,182             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................           453             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................         8,228            464             --
  Units redeemed .................................          (225)           (11)            --
                                                     -----------    -----------    -----------
  Ending units ...................................         8,456            453             --
                                                     ===========    ===========    ===========

                                                                     NSATGVTBD
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................       682,702        593,146        665,371
  Realized gain (loss) on investments ............       690,349       (132,300)      (851,332)
  Change in unrealized gain (loss)
    on investments ...............................      (567,238)       822,785       (301,600)
  Reinvested capital gains .......................        25,190             --         25,753
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       831,003      1,283,631       (461,808)
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     1,047,084        943,979        755,607
  Transfers between funds ........................     6,329,761     (1,337,392)       381,498
  Surrenders .....................................      (497,629)      (403,544)      (310,304)
  Death benefits (note 4) ........................       (69,873)        (5,619)        (3,017)
  Policy loans (net of repayments) (note 5) ......    (1,259,271)      (161,143)      (495,291)
  Deductions for surrender charges (note 2d) .....       (44,535)       (36,929)       (46,387)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (627,606)      (631,603)      (500,735)
  Asset charges (note 3):
    MSP contracts ................................       (13,288)        (9,707)       (13,045)
    LSFP contracts ...............................        (8,008)        (4,392)        (2,382)
                                                     -----------    -----------    -----------
      Net equity transactions ....................     4,856,635     (1,646,350)      (234,056)
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     5,687,638       (362,719)      (695,864)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................    12,999,190     13,361,909     14,057,773
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    18,686,828     12,999,190     13,361,909
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       696,947        791,927        790,689
                                                     -----------    -----------    -----------
  Units purchased ................................       377,562         74,451        135,050
  Units redeemed .................................      (134,347)      (169,431)      (133,812)
                                                     -----------    -----------    -----------
  Ending units ...................................       940,162        696,947        791,927
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                     NSATMSECBD
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    26,704          3,488             --
  Realized gain (loss) on investments ............       (16,549)          (786)            --
  Change in unrealized gain (loss)
    on investments ...............................        (1,097)           457             --
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................         9,058          3,159             --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        22,300          2,289             --
  Transfers between funds ........................       526,721         82,990             --
  Surrenders .....................................        (4,013)            --             --
  Death benefits (note 4) ........................          (954)            --             --
  Policy loans (net of repayments) (note 5) ......          (829)          (190)            --
  Deductions for surrender charges (note 2d) .....          (359)            --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (13,528)        (1,041)            --
  Asset charges (note 3):
    MSP contracts ................................          (733)          (115)            --
    LSFP contracts ...............................           (60)            (4)            --
                                                     -----------    -----------    -----------
      Net equity transactions ....................       528,545         83,929             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       537,603         87,088             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................        87,088             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $   624,691         87,088             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................         8,333             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................        54,885          8,485             --
  Units redeemed .................................        (5,339)          (152)            --
                                                     -----------    -----------    -----------
  Ending units ...................................        57,879          8,333             --
                                                     ===========    ===========    ===========

                                                                     NSATMYMKT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................     1,471,308      2,643,745      2,192,750
  Realized gain (loss) on investments ............            --             --             --
  Change in unrealized gain (loss)
    on investments ...............................            --             --             --
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     1,471,308      2,643,745      2,192,750
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     7,038,540      9,251,495     33,970,462
  Transfers between funds ........................    (1,799,877)    (7,781,365)   (20,060,327)
  Surrenders .....................................    (6,733,123)    (3,720,656)    (2,949,962)
  Death benefits (note 4) ........................      (323,940)       (45,052)    (1,748,315)
  Policy loans (net of repayments) (note 5) ......       312,202        335,834        257,119
  Deductions for surrender charges (note 2d) .....      (602,577)      (340,488)      (440,992)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................    (2,220,627)    (1,615,471)    (2,710,844)
  Asset charges (note 3):
    MSP contracts ................................       (44,176)       (45,443)       (55,122)
    LSFP contracts ...............................       (38,727)       (27,847)       (32,642)
                                                     -----------    -----------    -----------
      Net equity transactions ....................    (4,412,305)    (3,988,993)     6,229,377
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (2,940,997)    (1,345,248)     8,422,127
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................    54,591,864     55,937,112     47,514,985
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    51,650,867     54,591,864     55,937,112
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................     3,829,526      4,122,003      3,682,600
                                                     -----------    -----------    -----------
  Units purchased ................................       732,398        935,006      3,648,845
  Units redeemed .................................    (1,021,909)    (1,227,483)    (3,209,442)
                                                     -----------    -----------    -----------
  Ending units ...................................     3,540,015      3,829,526      4,122,003
                                                     ===========    ===========    ===========

                                                                    NSATSMCAPG
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (8,611)        (2,514)            --
  Realized gain (loss) on investments ............      (223,133)       (74,213)            --
  Change in unrealized gain (loss)
    on investments ...............................       178,447       (167,853)            --
  Reinvested capital gains .......................            --          2,683             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (53,297)      (241,897)            --
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       104,712         34,629             --
  Transfers between funds ........................       646,697        992,140             --
  Surrenders .....................................       (30,141)        (8,200)            --
  Death benefits (note 4) ........................            --             --             --
  Policy loans (net of repayments) (note 5) ......       (30,450)          (923)            --
  Deductions for surrender charges (note 2d) .....        (2,697)          (750)            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (61,379)       (14,507)            --
  Asset charges (note 3):
    MSP contracts ................................          (635)          (255)            --
    LSFP contracts ...............................          (264)            (8)            --
                                                     -----------    -----------    -----------
      Net equity transactions ....................       625,843      1,002,126             --
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       572,546        760,229             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................       760,229             --             --
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     1,332,775        760,229             --
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................        94,113             --             --
                                                     -----------    -----------    -----------
  Units purchased ................................       113,449         96,894             --
  Units redeemed .................................       (21,282)        (2,781)            --
                                                     -----------    -----------    -----------
  Ending units ...................................       186,280         94,113             --
                                                     ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      NSATSMCAPV
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    (93,474)        (51,635)        (12,857)
  Realized gain (loss) on investments ............        110,418         163,206         435,390
  Change in unrealized gain (loss)
    on investments ...............................      1,228,548      (1,082,758)       (178,227)
  Reinvested capital gains .......................      1,026,030       1,418,043         463,979
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      2,271,522         446,856         708,285
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        856,736         441,523         205,584
  Transfers between funds ........................      6,194,722       4,096,956       1,364,159
  Surrenders .....................................       (349,290)       (460,458)         (9,301)
  Death benefits (note 4) ........................         (3,924)         (1,053)             --
  Policy loans (net of repayments) (note 5) ......        (53,992)        (43,917)        (17,764)
  Deductions for surrender charges (note 2d) .....        (31,259)        (42,138)         (1,390)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (387,192)       (151,631)        (60,914)
  Asset charges (note 3):
    MSP contracts ................................         (5,500)         (2,859)         (3,844)
    LSFP contracts ...............................         (8,972)         (7,330)         (2,270)
                                                     ------------    ------------    ------------
      Net equity transactions ....................      6,211,329       3,829,093       1,474,260
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      8,482,851       4,275,949       2,182,545
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      7,299,116       3,023,167         840,622
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 15,781,967       7,299,116       3,023,167
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        610,738         277,593          98,226
                                                     ------------    ------------    ------------
  Units purchased ................................        520,517         411,148         195,544
  Units redeemed .................................        (96,353)        (78,003)        (16,177)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,034,902         610,738         277,593
                                                     ============    ============    ============

                                                                       NSATSMCO
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................       (165,788)       (212,417)       (133,984)
  Realized gain (loss) on investments ............     (4,402,099)      9,053,628         322,338
  Change in unrealized gain (loss)
    on investments ...............................      2,206,825     (12,312,627)      6,521,648
  Reinvested capital gains .......................             --       5,338,437       1,017,362
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (2,361,062)      1,867,021       7,727,364
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      2,441,354       2,677,792       3,047,229
  Transfers between funds ........................     (3,075,492)      2,990,395         108,189
  Surrenders .....................................       (849,541)       (609,371)       (506,958)
  Death benefits (note 4) ........................        (69,847)       (168,776)        (58,447)
  Policy loans (net of repayments) (note 5) ......       (474,171)       (467,147)       (304,105)
  Deductions for surrender charges (note 2d) .....        (76,029)        (55,765)        (75,786)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,301,720)     (1,160,409)     (1,042,927)
  Asset charges (note 3):
    MSP contracts ................................        (17,316)        (21,930)        (14,377)
    LSFP contracts ...............................        (13,625)        (16,087)         (6,706)
                                                     ------------    ------------    ------------
      Net equity transactions ....................     (3,436,387)      3,168,702       1,146,112
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (5,797,449)      5,035,723       8,873,476
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     31,404,476      26,368,753      17,495,277
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     25,607,027      31,404,476      26,368,753
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,306,261       1,185,688       1,118,367
                                                     ------------    ------------    ------------
  Units purchased ................................        116,845         234,167         222,497
  Units redeemed .................................       (281,130)       (113,594)       (155,176)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,141,976       1,306,261       1,185,688
                                                     ============    ============    ============

                                                                      NSATSTMCAP
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         (6,440)         (2,791)             --
  Realized gain (loss) on investments ............       (447,934)        (87,965)             --
  Change in unrealized gain (loss)
    on investments ...............................        118,872        (109,003)             --
  Reinvested capital gains .......................             --          14,918              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (335,502)       (184,841)             --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        128,618          52,824              --
  Transfers between funds ........................        407,630         989,506              --
  Surrenders .....................................        (17,647)         (1,135)             --
  Death benefits (note 4) ........................             --              --              --
  Policy loans (net of repayments) (note 5) ......        (28,387)        (20,424)             --
  Deductions for surrender charges (note 2d) .....         (1,579)           (104)             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (47,737)        (14,396)             --
  Asset charges (note 3):
    MSP contracts ................................           (769)           (656)             --
    LSFP contracts ...............................           (240)            (36)             --
                                                     ------------    ------------    ------------
      Net equity transactions ....................        439,889       1,005,579              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        104,387         820,738              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................        820,738              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        925,125         820,738              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        101,174              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................         87,445         105,044              --
  Units redeemed .................................        (23,747)         (3,870)             --
                                                     ------------    ------------    ------------
  Ending units ...................................        164,872         101,174              --
                                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      NSATTOTRE
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $     10,101        (124,674)       (110,908)
  Realized gain (loss) on investments ............     (1,755,795)      4,343,276       2,886,861
  Change in unrealized gain (loss)
    on investments ...............................    (11,829,407)    (40,766,537)       (615,625)
  Reinvested capital gains .......................      2,194,987      33,726,301       3,857,973
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (11,380,114)     (2,821,634)      6,018,301
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     10,570,297      12,173,163      14,477,695
  Transfers between funds ........................     (1,415,297)     (9,625,991)     (3,544,992)
  Surrenders .....................................     (4,543,745)     (3,857,717)     (2,714,451)
  Death benefits (note 4) ........................       (691,160)       (355,642)       (233,861)
  Policy loans (net of repayments) (note 5) ......       (338,342)     (2,458,440)     (2,351,544)
  Deductions for surrender charges (note 2d) .....       (406,639)       (353,031)       (405,785)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (5,593,239)     (5,594,595)     (6,266,041)
  Asset charges (note 3):
    MSP contracts ................................        (34,275)        (42,471)        (46,751)
    LSFP contracts ...............................        (19,473)        (21,288)        (17,691)
                                                     ------------    ------------    ------------
      Net equity transactions ....................     (2,471,873)    (10,136,012)     (1,103,421)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (13,851,987)    (12,957,646)      4,914,880
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     91,072,596     104,030,242      99,115,362
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 77,220,609      91,072,596     104,030,242
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      2,847,611       3,151,278       3,169,018
                                                     ------------    ------------    ------------
  Units purchased ................................        387,748         376,602         505,511
  Units redeemed .................................       (476,855)       (680,269)       (523,251)
                                                     ------------    ------------    ------------
  Ending units ...................................      2,758,504       2,847,611       3,151,278
                                                     ============    ============    ============

                                                                      NSATGRFOC
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         (1,295)           (100)             --
  Realized gain (loss) on investments ............       (142,465)         (2,764)             --
  Change in unrealized gain (loss)
    on investments ...............................         26,613         (24,195)             --
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (117,147)        (27,059)             --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................         17,433           2,062              --
  Transfers between funds ........................        263,212          75,866              --
  Surrenders .....................................           (397)             --              --
  Death benefits (note 4) ........................             --              --              --
  Policy loans (net of repayments) (note 5) ......             (5)           (160)             --
  Deductions for surrender charges (note 2d) .....            (35)             --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................         (8,497)         (1,281)             --
  Asset charges (note 3):
    MSP contracts ................................           (166)             --              --
    LSFP contracts ...............................             --              --              --
                                                     ------------    ------------    ------------
      Net equity transactions ....................        271,545          76,487              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        154,398          49,428              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................         49,428              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        203,826          49,428              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................          7,806              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................         47,788           7,989              --
  Units redeemed .................................         (2,354)           (183)             --
                                                     ------------    ------------    ------------
  Ending units ...................................         53,240           7,806              --
                                                     ============    ============    ============

                                                                       NBAMTBAL
                                                     -------------------------------------------
                                                         2001            2000           1999
                                                     ------------    ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................            (43)             --             --
  Realized gain (loss) on investments ............            (16)             --             --
  Change in unrealized gain (loss)
    on investments ...............................            125              --             --
  Reinvested capital gains .......................             --              --             --
                                                     ------------    ------------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................             66              --             --
                                                     ------------    ------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................            469              --             --
  Transfers between funds ........................         14,107              --             --
  Surrenders .....................................             --              --             --
  Death benefits (note 4) ........................             --              --             --
  Policy loans (net of repayments) (note 5) ......             --              --             --
  Deductions for surrender charges (note 2d) .....             --              --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................           (374)             --             --
  Asset charges (note 3):
    MSP contracts ................................             --              --             --
    LSFP contracts ...............................             --              --             --
                                                     ------------    ------------   ------------
      Net equity transactions ....................         14,202              --             --
                                                     ------------    ------------   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............         14,268              --             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................             --              --             --
                                                     ------------    ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............         14,268              --             --
                                                     ============    ============   ============

CHANGES IN UNITS:
  Beginning units ................................             --              --             --
                                                     ------------    ------------   ------------
  Units purchased ................................            654              --             --
  Units redeemed .................................            (18)             --             --
                                                     ------------    ------------   ------------
  Ending units ...................................            636              --             --
                                                     ============    ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       NBAMTGRO
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $   (193,586)       (326,947)       (183,268)
  Realized gain (loss) on investments ............    (28,997,129)      9,694,143       2,237,185
  Change in unrealized gain (loss)
    on investments ...............................      6,433,848     (18,572,555)      7,073,105
  Reinvested capital gains .......................     12,536,350       3,211,533       1,124,154
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................    (10,220,517)     (5,993,826)     10,251,176
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      2,731,498       3,061,931       2,741,841
  Transfers between funds ........................        444,727       9,518,532      (2,585,171)
  Surrenders .....................................       (974,018)     (1,565,105)       (733,093)
  Death benefits (note 4) ........................        (42,216)        (35,426)     (1,410,172)
  Policy loans (net of repayments) (note 5) ......       (212,223)       (903,203)       (530,684)
  Deductions for surrender charges (note 2d) .....        (87,169)       (143,228)       (109,591)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,244,333)     (1,638,100)     (1,049,294)
  Asset charges (note 3):
    MSP contracts ................................        (12,841)        (20,766)         (9,624)
    LSFP contracts ...............................         (9,710)        (11,928)         (4,427)
                                                     ------------    ------------    ------------
      Net equity transactions ....................        593,715       8,262,707      (3,690,215)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (9,626,802)      2,268,881       6,560,961
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     33,341,564      31,072,683      24,511,722
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 23,714,762      33,341,564      31,072,683
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,073,053         862,532       1,004,418
                                                     ------------    ------------    ------------
  Units purchased ................................        180,511         320,777         172,219
  Units redeemed .................................       (138,923)       (110,256)       (314,105)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,114,641       1,073,053         862,532
                                                     ============    ============    ============

                                                                      NBAMTGUARD
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         (6,035)         (2,263)         (8,218)
  Realized gain (loss) on investments ............          6,732          81,869          87,231
  Change in unrealized gain (loss)
    on investments ...............................       (216,517)        (98,383)         43,771
  Reinvested capital gains .......................        152,227              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        (63,593)        (18,777)        122,784
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        222,976         236,546         241,772
  Transfers between funds ........................        726,698        (205,049)      1,149,560
  Surrenders .....................................       (143,079)       (207,025)        (18,129)
  Death benefits (note 4) ........................             --         (13,947)           (281)
  Policy loans (net of repayments) (note 5) ......        (25,903)         (1,956)        (19,356)
  Deductions for surrender charges (note 2d) .....        (12,805)        (18,946)         (2,710)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (90,460)        (64,600)        (59,481)
  Asset charges (note 3):
    MSP contracts ................................         (1,858)         (1,487)         (1,168)
    LSFP contracts ...............................         (1,559)         (1,145)           (701)
                                                     ------------    ------------    ------------
      Net equity transactions ....................        674,010        (277,609)      1,289,506
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        610,417        (296,386)      1,412,290
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      1,974,105       2,270,491         858,201
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      2,584,522       1,974,105       2,270,491
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        184,667         213,441          92,073
                                                     ------------    ------------    ------------
  Units purchased ................................         88,493          29,781         134,132
  Units redeemed .................................        (26,023)        (58,555)        (12,764)
                                                     ------------    ------------    ------------
  Ending units ...................................        247,137         184,667         213,441
                                                     ============    ============    ============

                                                                      NBAMTLMAT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................        220,379         274,820         241,375
  Realized gain (loss) on investments ............         89,230        (266,075)        (74,295)
  Change in unrealized gain (loss)
    on investments ...............................         11,853         223,548        (128,665)
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        321,462         232,293          38,415
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        299,644         124,829         418,414
  Transfers between funds ........................      1,321,934        (907,154)       (166,249)
  Surrenders .....................................       (773,410)       (310,740)        (82,093)
  Death benefits (note 4) ........................        (14,103)             --         (50,646)
  Policy loans (net of repayments) (note 5) ......        159,958          (7,769)        (66,552)
  Deductions for surrender charges (note 2d) .....        (69,216)        (28,437)        (12,272)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (172,678)       (139,082)       (161,822)
  Asset charges (note 3):
    MSP contracts ................................         (5,349)         (5,836)         (7,656)
    LSFP contracts ...............................         (1,030)           (720)           (487)
                                                     ------------    ------------    ------------
      Net equity transactions ....................        745,750      (1,274,909)       (129,363)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      1,067,212      (1,042,616)        (90,948)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      3,885,764       4,928,380       5,019,328
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      4,952,976       3,885,764       4,928,380
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        252,610         342,163         349,795
                                                     ------------    ------------    ------------
  Units purchased ................................        105,369          23,235          62,199
  Units redeemed .................................        (59,489)       (112,788)        (69,831)
                                                     ------------    ------------    ------------
  Ending units ...................................        298,490         252,610         342,163
                                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      NBAMTPART
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    (75,310)         23,707         160,794
  Realized gain (loss) on investments ............       (803,266)     (2,426,344)       (548,879)
  Change in unrealized gain (loss)
    on investments ...............................       (872,728)     (2,383,122)      1,854,882
  Reinvested capital gains .......................        860,887       4,631,886         687,554
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (890,417)       (153,873)      2,154,351
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      2,895,052       3,997,213       5,441,082
  Transfers between funds ........................       (551,168)     (6,757,477)     (8,211,478)
  Surrenders .....................................       (900,324)     (1,477,559)       (949,302)
  Death benefits (note 4) ........................        (80,967)       (143,800)        (94,956)
  Policy loans (net of repayments) (note 5) ......       (121,221)       (176,640)       (473,894)
  Deductions for surrender charges (note 2d) .....        (80,574)       (135,216)       (141,912)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,226,475)     (1,294,898)     (1,823,914)
  Asset charges (note 3):
    MSP contracts ................................        (16,055)        (19,393)        (23,724)
    LSFP contracts ...............................        (13,840)        (12,402)        (10,391)
                                                     ------------    ------------    ------------
      Net equity transactions ....................        (95,572)     (6,020,172)     (6,288,489)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       (985,989)     (6,174,045)     (4,134,138)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     24,634,148      30,808,193      34,942,331
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 23,648,159      24,634,148      30,808,193
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,056,621       1,307,010       1,570,249
                                                     ------------    ------------    ------------
  Units purchased ................................        143,261         184,798         257,385
  Units redeemed .................................       (149,545)       (435,187)       (520,624)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,050,337       1,056,621       1,307,010
                                                     ============    ============    ============

                                                                      OPPAGGGRO
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................          4,198          (9,718)             --
  Realized gain (loss) on investments ............     (1,542,830)       (489,326)             --
  Change in unrealized gain (loss)
    on investments ...............................        307,499        (435,498)             --
  Reinvested capital gains .......................        315,653              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       (915,480)       (934,542)             --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        414,251         238,305              --
  Transfers between funds ........................       (327,543)      3,670,423              --
  Surrenders .....................................        (70,469)        (19,423)             --
  Death benefits (note 4) ........................             --              --              --
  Policy loans (net of repayments) (note 5) ......        (30,433)        (15,499)             --
  Deductions for surrender charges (note 2d) .....         (6,307)         (1,778)             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (140,549)        (63,844)             --
  Asset charges (note 3):
    MSP contracts ................................         (1,861)         (1,077)             --
    LSFP contracts ...............................           (353)            (72)             --
                                                     ------------    ------------    ------------
      Net equity transactions ....................       (163,264)      3,807,035              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (1,078,744)      2,872,493              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      2,872,493              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      1,793,749       2,872,493              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        369,008              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................         71,698         379,813              --
  Units redeemed .................................       (102,937)        (10,805)             --
                                                     ------------    ------------    ------------
  Ending units ...................................        337,769         369,008              --
                                                     ============    ============    ============

                                                                       OPPBDFD
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................        771,452         804,164         472,261
  Realized gain (loss) on investments ............       (494,081)       (238,067)         (6,702)
  Change in unrealized gain (loss)
    on investments ...............................        471,071          16,219        (794,086)
  Reinvested capital gains .......................             --              --          54,146
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        748,442         582,316        (274,381)
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      1,078,932       1,288,550       1,530,602
  Transfers between funds ........................      1,213,664      (1,146,061)       (747,631)
  Surrenders .....................................       (744,342)       (429,249)       (352,928)
  Death benefits (note 4) ........................        (21,063)         (4,850)         (9,225)
  Policy loans (net of repayments) (note 5) ......        (35,391)        (75,839)       (214,389)
  Deductions for surrender charges (note 2d) .....        (66,614)        (39,282)        (52,759)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (528,090)       (431,185)       (496,721)
  Asset charges (note 3):
    MSP contracts ................................        (10,865)         (9,970)         (9,861)
    LSFP contracts ...............................         (3,915)         (2,013)         (1,060)
                                                     ------------    ------------    ------------
      Net equity transactions ....................        882,316        (849,899)       (353,972)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      1,630,758        (267,583)       (628,353)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     11,466,171      11,733,754      12,362,107
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     13,096,929      11,466,171      11,733,754
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        647,048         692,055         707,690
                                                     ------------    ------------    ------------
  Units purchased ................................        120,657          89,307         108,517
  Units redeemed .................................        (75,805)       (134,314)       (124,152)
                                                     ------------    ------------    ------------
  Ending units ...................................        691,900         647,048         692,055
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       OPPCAPAP
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    (19,077)       (110,855)        (32,613)
  Realized gain (loss) on investments ............     (1,029,806)      1,860,687         710,047
  Change in unrealized gain (loss)
    on investments ...............................     (3,248,518)     (3,665,305)      1,735,399
  Reinvested capital gains .......................      1,656,912       1,008,850         175,824
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (2,640,489)       (906,623)      2,588,657
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      1,908,054       2,157,034       1,214,511
  Transfers between funds ........................      1,333,450       6,354,660       3,004,317
  Surrenders .....................................       (730,423)       (726,427)        (60,102)
  Death benefits (note 4) ........................        (20,947)         (6,975)         (6,703)
  Policy loans (net of repayments) (note 5) ......       (312,079)       (235,392)       (111,846)
  Deductions for surrender charges (note 2d) .....        (65,369)        (66,477)         (8,985)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (860,437)       (739,986)       (351,903)
  Asset charges (note 3):
    MSP contracts ................................         (9,111)         (9,840)         (4,217)
    LSFP contracts ...............................         (7,689)         (7,653)         (3,718)
                                                     ------------    ------------    ------------
      Net equity transactions ....................      1,235,449       6,718,944       3,671,354
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (1,405,040)      5,812,321       6,260,011
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     18,099,350      12,287,029       6,027,018
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 16,694,310      18,099,350      12,287,029
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,010,305         679,081         467,763
                                                     ------------    ------------    ------------
  Units purchased ................................        199,382         432,286         284,637
  Units redeemed .................................       (135,693)       (101,062)        (73,319)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,073,994       1,010,305         679,081
                                                     ============    ============    ============

                                                                       OPPGLSEC
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (17,114)       (213,733)         65,415
  Realized gain (loss) on investments ............        711,276       1,641,953       2,137,635
  Change in unrealized gain (loss)
    on investments ...............................    (10,336,593)     (5,708,731)      9,595,322
  Reinvested capital gains .......................      4,652,673       5,565,874         717,222
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (4,989,758)      1,285,363      12,515,594
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      3,040,269       3,586,290       3,377,203
  Transfers between funds ........................       (700,733)      3,670,519         127,319
  Surrenders .....................................     (1,165,344)     (1,335,643)       (755,080)
  Death benefits (note 4) ........................        (59,812)       (106,833)        (44,903)
  Policy loans (net of repayments) (note 5) ......       (641,888)       (736,228)       (343,214)
  Deductions for surrender charges (note 2d) .....       (104,292)       (122,229)       (112,877)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,470,276)     (1,541,228)     (1,110,398)
  Asset charges (note 3):
    MSP contracts ................................        (14,321)        (17,080)         (9,874)
    LSFP contracts ...............................         (7,414)         (8,237)         (4,111)
                                                     ------------    ------------    ------------
      Net equity transactions ....................     (1,123,811)      3,389,331       1,124,065
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (6,113,569)      4,674,694      13,639,659
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     39,444,895      34,770,201      21,130,542
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     33,331,326      39,444,895      34,770,201
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,321,836       1,212,506       1,158,329
                                                     ------------    ------------    ------------
  Units purchased ................................        124,911         237,815         196,187
  Units redeemed .................................       (168,042)       (128,485)       (142,010)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,278,705       1,321,836       1,212,506
                                                     ============    ============    ============

                                                                      OPPMSGRINC
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         (1,569)           (965)             --
  Realized gain (loss) on investments ............        (68,580)          2,561              --
  Change in unrealized gain (loss)
    on investments ...............................          3,903         (40,617)             --
  Reinvested capital gains .......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        (66,246)        (39,021)             --
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................         73,457          18,231              --
  Transfers between funds ........................        478,473         465,697              --
  Surrenders .....................................        (13,868)             --              --
  Death benefits (note 4) ........................         (5,572)             --              --
  Policy loans (net of repayments) (note 5) ......         (6,462)        (13,064)             --
  Deductions for surrender charges (note 2d) .....         (1,241)             --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................        (28,125)         (5,465)             --
  Asset charges (note 3):
    MSP contracts ................................           (846)           (407)             --
    LSFP contracts ...............................           (396)            (32)             --
                                                     ------------    ------------    ------------
      Net equity transactions ....................        495,420         464,960              --
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        429,174         425,939              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................        425,939              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        855,113         425,939              --
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................         47,244              --              --
                                                     ------------    ------------    ------------
  Units purchased ................................         67,246          49,163              --
  Units redeemed .................................         (8,150)         (1,919)             --
                                                     ------------    ------------    ------------
  Ending units ...................................        106,340          47,244              --
                                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                        OPPMULT
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    463,119         559,143         364,821
  Realized gain (loss) on investments ............       (253,215)        397,611         405,169
  Change in unrealized gain (loss)
    on investments ...............................       (788,871)     (1,160,185)         10,270
  Reinvested capital gains .......................        782,407         993,822         694,901
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        203,440         790,391       1,475,161
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      1,340,866       1,409,025       1,717,678
  Transfers between funds ........................         73,937        (593,747)     (1,101,933)
  Surrenders .....................................     (1,108,678)       (532,389)       (382,853)
  Death benefits (note 4) ........................        (15,941)        (31,040)        (36,757)
  Policy loans (net of repayments) (note 5) ......       (124,435)       (299,399)       (234,710)
  Deductions for surrender charges (note 2d) .....        (99,220)        (48,720)        (57,233)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (685,803)       (598,149)       (646,532)
  Asset charges (note 3):
    MSP contracts ................................         (8,884)         (8,633)         (8,700)
    LSFP contracts ...............................         (3,101)         (2,652)         (1,730)
                                                     ------------    ------------    ------------
      Net equity transactions ....................       (631,259)       (705,704)       (752,770)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       (427,819)         84,687         722,391
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     15,014,837      14,930,150      14,207,759
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 14,587,018      15,014,837      14,930,150
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        597,489         625,008         661,584
                                                     ------------    ------------    ------------
  Units purchased ................................         62,920          66,207          80,794
  Units redeemed .................................        (85,593)        (93,726)       (117,370)
                                                     ------------    ------------    ------------
  Ending units ...................................        574,816         597,489         625,008
                                                     ============    ============    ============

                                                                        STOPP2
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................        (90,855)       (355,887)       (283,101)
  Realized gain (loss) on investments ............        810,668       1,982,167       1,739,375
  Change in unrealized gain (loss)
    on investments ...............................     (9,214,867)     (4,879,451)      5,430,662
  Reinvested capital gains .......................      6,568,447       5,562,609       3,541,869
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................     (1,926,607)      2,309,438      10,428,805
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      3,747,736       3,997,729       4,448,212
  Transfers between funds ........................      1,868,557          46,907         (12,621)
  Surrenders .....................................     (1,628,712)     (1,864,450)     (1,148,838)
  Death benefits (note 4) ........................       (138,099)        (68,640)       (104,927)
  Policy loans (net of repayments) (note 5) ......       (509,235)       (890,076)       (753,805)
  Deductions for surrender charges (note 2d) .....       (145,760)       (170,621)       (171,741)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................     (1,891,585)     (1,687,865)     (1,589,094)
  Asset charges (note 3):
    MSP contracts ................................        (10,652)        (11,771)         (9,653)
    LSFP contracts ...............................         (7,189)         (6,074)         (4,177)
                                                     ------------    ------------    ------------
      Net equity transactions ....................      1,285,061        (654,861)        653,356
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       (641,546)      1,654,577      11,082,161
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     43,772,522      42,117,945      31,035,784
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     43,130,976      43,772,522      42,117,945
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................      1,075,957       1,086,172       1,071,986
                                                     ------------    ------------    ------------
  Units purchased ................................        153,470         130,217         143,914
  Units redeemed .................................       (120,020)       (140,432)       (129,728)
                                                     ------------    ------------    ------------
  Ending units ...................................      1,109,407       1,075,957       1,086,172
                                                     ============    ============    ============

                                                                       STDISC2
                                                     --------------------------------------------
                                                         2001            2000            1999
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........................         (7,858)        (58,904)        (53,820)
  Realized gain (loss) on investments ............     (1,394,760)        752,895        (992,301)
  Change in unrealized gain (loss)
    on investments ...............................        323,479        (482,257)        125,370
  Reinvested capital gains .......................      1,246,478              --       1,035,670
                                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        167,339         211,734         114,919
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        677,166         954,266       1,126,745
  Transfers between funds ........................        331,868        (570,553)     (2,017,437)
  Surrenders .....................................       (500,137)       (235,086)       (201,408)
  Death benefits (note 4) ........................         (9,601)        (21,678)         (1,033)
  Policy loans (net of repayments) (note 5) ......          1,236        (266,090)       (115,906)
  Deductions for surrender charges (note 2d) .....        (44,759)        (21,513)        (30,109)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (360,160)       (329,564)       (340,295)
  Asset charges (note 3):
    MSP contracts ................................         (1,879)         (1,697)         (1,300)
    LSFP contracts ...............................         (1,043)           (903)           (513)
                                                     ------------    ------------    ------------
      Net equity transactions ....................         92,691        (492,818)     (1,581,256)
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        260,030        (281,084)     (1,466,337)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................      6,604,411       6,885,495       8,351,832
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............      6,864,441       6,604,411       6,885,495
                                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................................        325,876         349,019         440,162
                                                     ------------    ------------    ------------
  Units purchased ................................         54,515          53,248          70,498
  Units redeemed .................................        (53,274)        (76,391)       (161,641)
                                                     ------------    ------------    ------------
  Ending units ...................................        327,117         325,876         349,019
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                     STINTSTK2
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $   (19,820)       (49,525)       (14,510)
  Realized gain (loss) on investments ............      (668,197)      (387,126)     1,329,944
  Change in unrealized gain (loss)
    on investments ...............................       (12,561)    (1,546,991)     1,572,604
  Reinvested capital gains .......................        94,952             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (605,626)    (1,983,642)     2,888,038
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       379,003        580,207        428,882
  Transfers between funds ........................      (626,846)    (2,282,869)     2,309,650
  Surrenders .....................................       (73,457)      (136,421)       (56,239)
  Death benefits (note 4) ........................        (8,282)        (8,738)        (4,048)
  Policy loans (net of repayments) (note 5) ......        (5,357)       (28,642)        52,892
  Deductions for surrender charges (note 2d) .....        (6,574)       (12,484)        (8,407)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (138,425)      (207,957)      (125,810)
  Asset charges (note 3):
    MSP contracts ................................        (1,205)        (2,758)        (2,085)
    LSFP contracts ...............................        (2,203)        (4,055)        (1,753)
                                                     -----------    -----------    -----------
      Net equity transactions ....................      (483,346)    (2,103,717)     2,593,082
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (1,088,972)    (4,087,359)     5,481,120
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     3,380,757      7,468,116      1,986,996
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 2,291,785      3,380,757      7,468,116
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       339,841        453,067        222,590
                                                     -----------    -----------    -----------
  Units purchased ................................        48,269         53,645        255,086
  Units redeemed .................................       (90,356)      (166,871)       (24,609)
                                                     -----------    -----------    -----------
  Ending units ...................................       297,754        339,841        453,067
                                                     ===========    ===========    ===========

                                                                      UIFEMMKT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................       103,553        102,397         81,127
  Realized gain (loss) on investments ............         2,970         26,389         26,192
  Change in unrealized gain (loss)
    on investments ...............................       (10,775)       (38,552)        29,379
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        95,748         90,234        136,698
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       115,651        106,585        106,804
  Transfers between funds ........................        58,296        219,001        158,219
  Surrenders .....................................       (10,839)       (10,363)        (6,693)
  Death benefits (note 4) ........................          (558)        (3,364)            --
  Policy loans (net of repayments) (note 5) ......        (2,643)        (4,279)        (7,238)
  Deductions for surrender charges (note 2d) .....          (970)          (948)        (1,001)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (40,159)       (31,590)       (24,247)
  Asset charges (note 3):
    MSP contracts ................................          (898)          (542)          (425)
    LSFP contracts ...............................        (2,146)        (1,706)          (885)
                                                     -----------    -----------    -----------
      Net equity transactions ....................       115,734        272,794        224,534
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       211,482        363,028        361,232
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     1,064,426        701,398        340,166
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     1,275,908      1,064,426        701,398
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       106,632         77,785         48,664
                                                     -----------    -----------    -----------
  Units purchased ................................        22,094         35,031         35,161
  Units redeemed .................................       (11,905)        (6,184)        (6,040)
                                                     -----------    -----------    -----------
  Ending units ...................................       116,821        106,632         77,785
                                                     ===========    ===========    ===========

                                                                      UIFUSRE
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................       260,668        467,855        356,207
  Realized gain (loss) on investments ............       499,135        446,597     (1,050,667)
  Change in unrealized gain (loss)
    on investments ...............................      (151,471)       443,730        478,383
  Reinvested capital gains .......................        71,668         36,959             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................       680,000      1,395,141       (216,077)
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       771,202        743,161      1,006,759
  Transfers between funds ........................       801,119        623,498     (1,435,388)
  Surrenders .....................................      (221,091)      (117,484)      (187,346)
  Death benefits (note 4) ........................        (6,563)        (3,388)        (2,653)
  Policy loans (net of repayments) (note 5) ......      (125,377)       (37,568)      (131,155)
  Deductions for surrender charges (note 2d) .....       (19,786)       (10,751)       (28,007)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (419,054)      (274,253)      (432,919)
  Asset charges (note 3):
    MSP contracts ................................        (5,645)        (4,297)        (4,975)
    LSFP contracts ...............................        (3,546)        (2,747)        (2,459)
                                                     -----------    -----------    -----------
      Net equity transactions ....................       771,259        916,171     (1,218,143)
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     1,451,259      2,311,312     (1,434,220)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     7,416,383      5,105,071      6,539,291
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     8,867,642      7,416,383      5,105,071
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       388,011        339,591        417,073
                                                     -----------    -----------    -----------
  Units purchased ................................        83,489         81,265         63,982
  Units redeemed .................................       (46,231)       (32,845)      (141,464)
                                                     -----------    -----------    -----------
  Ending units ...................................       425,269        388,011        339,591
                                                     ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                      VEWRLDBD
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................   $    82,397        103,752        109,624
  Realized gain (loss) on investments ............       (98,475)      (272,468)      (379,921)
  Change in unrealized gain (loss)
    on investments ...............................      (128,804)       148,290        (74,747)
  Reinvested capital gains .......................            --             --         60,420
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (144,882)       (20,426)      (284,624)
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       148,351        195,128        232,837
  Transfers between funds ........................       (16,738)      (244,098)      (449,720)
  Surrenders .....................................       (89,552)      (111,418)       (98,243)
  Death benefits (note 4) ........................          (911)          (594)       (25,665)
  Policy loans (net of repayments) (note 5) ......        58,063        (49,056)       (70,184)
  Deductions for surrender charges (note 2d) .....        (8,014)       (10,196)       (14,686)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................       (94,179)       (83,862)      (113,947)
  Asset charges (note 3):
    MSP contracts ................................        (1,268)        (1,432)        (1,809)
    LSFP contracts ...............................          (221)          (159)          (145)
                                                     -----------    -----------    -----------
      Net equity transactions ....................        (4,469)      (305,687)      (541,562)
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (149,351)      (326,113)      (826,186)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     2,394,922      2,721,035      3,547,221
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 2,245,571      2,394,922      2,721,035
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       170,727        195,887        233,069
                                                     -----------    -----------    -----------
  Units purchased ................................        17,591         16,793         18,613
  Units redeemed .................................       (18,125)       (41,953)       (55,795)
                                                     -----------    -----------    -----------
  Ending units ...................................       170,193        170,727        195,887
                                                     ===========    ===========    ===========

                                                                     VEWRLDEMKT
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................       (26,750)       (53,777)       (32,044)
  Realized gain (loss) on investments ............      (647,627)      (325,564)     2,142,637
  Change in unrealized gain (loss)
    on investments ...............................       690,151     (2,614,711)     1,939,640
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................        15,774     (2,994,052)     4,050,233
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       490,507        797,659        580,564
  Transfers between funds ........................      (331,274)    (3,479,128)     4,022,991
  Surrenders .....................................      (180,526)      (194,407)      (107,435)
  Death benefits (note 4) ........................        (8,562)       (13,706)            --
  Policy loans (net of repayments) (note 5) ......        28,266       (160,319)       (70,361)
  Deductions for surrender charges (note 2d) .....       (16,156)       (17,791)       (16,061)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (186,521)      (270,107)      (157,046)
  Asset charges (note 3):
    MSP contracts ................................        (2,672)        (4,809)        (3,494)
    LSFP contracts ...............................        (2,560)        (4,221)        (1,983)
                                                     -----------    -----------    -----------
      Net equity transactions ....................      (209,498)    (3,346,829)     4,247,175
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (193,724)    (6,340,881)     8,297,408
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     3,808,102     10,148,983      1,851,575
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     3,614,378      3,808,102     10,148,983
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       573,188        882,045        320,168
                                                     -----------    -----------    -----------
  Units purchased ................................        86,484         89,672        609,978
  Units redeemed .................................      (101,379)      (398,529)       (48,101)
                                                     -----------    -----------    -----------
  Ending units ...................................       558,293        573,188        882,045
                                                     ===========    ===========    ===========

                                                                     VEWRLDHAS
                                                     -----------------------------------------
                                                         2001           2000           1999
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........................        13,329         11,079         25,195
  Realized gain (loss) on investments ............      (465,577)       525,703        609,115
  Change in unrealized gain (loss)
    on investments ...............................       (17,134)      (152,863)       199,401
  Reinvested capital gains .......................            --             --             --
                                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..................      (469,382)       383,919        833,711
                                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       327,399        365,844        602,994
  Transfers between funds ........................      (274,541)      (236,020)      (822,875)
  Surrenders .....................................      (221,290)      (307,798)      (289,205)
  Death benefits (note 4) ........................        (9,201)        (5,146)        (1,818)
  Policy loans (net of repayments) (note 5) ......        (6,073)      (120,415)        77,240
  Deductions for surrender charges (note 2d) .....       (19,804)       (28,167)       (43,233)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................      (191,766)      (176,970)      (189,825)
  Asset charges (note 3):
    MSP contracts ................................        (1,931)        (2,345)        (1,809)
    LSFP contracts ...............................          (644)        (1,775)          (322)
                                                     -----------    -----------    -----------
      Net equity transactions ....................      (397,851)      (512,792)      (668,853)
                                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (867,233)      (128,873)       164,858
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................     4,165,570      4,294,443      4,129,585
                                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     3,298,337      4,165,570      4,294,443
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................       278,673        317,507        361,828
                                                     -----------    -----------    -----------
  Units purchased ................................        26,308         29,839         63,996
  Units redeemed .................................       (57,511)       (68,673)      (108,317)
                                                     -----------    -----------    -----------
  Ending units ...................................       247,470        278,673        317,507
                                                     ===========    ===========    ===========

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2001, 2000 AND 1999

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      (a)   Organization and Nature of Operations

            The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

            The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

      (b)   The Contracts

            Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

            Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
               (American Century VP);
                  American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation
                    (ACVPCapAp)
                  American Century VP - American Century VP Income & Growth
                    (ACVPIncGr)
                  American Century VP - American Century VP International
                    (ACVPInt)
                  American Century VP - American Century VP Value (ACVPValue)

              Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital
                    Portfolio (CSWPGPV)
                  Credit Suisse Trust - International Equity
                    Portfolio (CSWPIntEq)
                  Credit Suisse Trust - Small Cap Growth Portfolio (CSWPSmCo)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - European Equity Portfolio (DryEuroEq)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio (DryAp)
                  Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Portfolios of the Fidelity(R) Variable Insurance Products Fund
               (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
                    (FidVIPEI)
                  Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio: Initial Class
                    (FidVIPHI)
                  Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)

              Portfolios of the Fidelity(R) Variable Insurance Products Fund II
               (Fidelity(R) VIP-II);
                  Fidelity(R) VIP-II - Asset Manager Portfolio: Initial Class
                    (FidVIPAM)
                  Fidelity(R) VIP-II - Contrafund Portfolio: Initial
                    Class (FidVIPCon)

              Portfolio of the Fidelity(R) Variable Insurance Products
               Fund III (Fidelity(R) VIP-III);
                  Fidelity(R) VIP-III - Growth Opportunities Portfolio:
                    Initial Class (FidVIPGrOp)

              Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Capital Appreciation Portfolio -
                    Service Shares (JanCapAp)
                  Janus AS - Global Technology Portfolio -
                    Service Shares (JanGlTech)
                  Janus AS - International Growth Portfolio -
                    Service Shares (JanIntGro)

              Funds of the Nationwide(R) Separate Account Trust
               (Nationwide(R) SAT);
                  Nationwide(R) SAT - Capital Appreciation Fund Class I
                    (NSATCapAp)
                  Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
                    (NSATMidCapIx)
                  Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
                    (NSATEmMkt)
                  Nationwide(R) SAT - Gartmore Global Technology &
                    Communications Fund Class I (NSATGlobTC)
                  Nationwide(R) SAT - Gartmore International Growth Fund Class I
                    (NSATIntGr)
                  Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd) Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
                    (NSATMSecBd)
                  Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt) Nationwide(R) SAT - Small Cap Growth Fund Class I (NSATSmCapG) Nationwide(R) SAT - Small Cap Value Fund Class I (NSATSmCapV) Nationwide(R) SAT - Small Company Fund Class I (NSATSmCo) Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
                    (NSATStMCap)
                  Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe) Nationwide(R) SAT - Turner Growth Focus Fund Class I
                    (NSATGrFoc)

              Portfolios of the Neuberger Berman Advisers Management Trust
               (Neuberger Berman AMT);
                  Neuberger Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger Berman AMT - Growth Portfolio (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio
                    (NBAMTLMat)
                  Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                  Oppenheimer Aggressive Growth Fund/VA (OppAggGro) Oppenheimer Bond Fund/VA (OppBdFd)
                  Oppenheimer Capital Appreciation Fund/VA (OppCapAp) Oppenheimer Global Securities Fund/VA (OppGlSec)
                  Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc) Oppenheimer Multiple Strategies Fund/VA (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                  Strong VIF - Strong Discovery Fund II (StDisc2)
                  Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of The Universal Institutional Funds, Inc. (UIF);
                  UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
                    (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
                  UIF - U.S. Real Estate Portfolio (UIFUSRE)
                    (formerly Van Kampen American Capital - Morgan Stanley
                    U.S. Real Estate Portfolio)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                  Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

            At December 31, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

            A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

            Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

      (c)   Security Valuation, Transactions and Related Investment Income

            The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

      (d)   Federal Income Taxes

            Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

            The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

      (e)   Use of Estimates in the Preparation of Financial Statements

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)   POLICY CHARGES

      (a)   Deductions from Premiums

            For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts, flexible premium contracts and modified single premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

            On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

            The Company may at its sole discretion reduce this sales loading.

      (b)   Cost of Insurance

            A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

            For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

      (c)   Administrative Charges

            An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

            For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

                  Contracts issued prior to April 16, 1990:
                    Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

                  Contracts issued on or after April 16, 1990:
                    Purchase payments totalling less than $25,000 - $90/year
                      ($65/year in New York)
                    Purchase payments totalling $25,000 or more - $50/year

            For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month).

            For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

            For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

            For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1,000 of increase per year at the Company's discretion.

      (d)   Surrender Charges

            Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

            For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

            For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

            For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

            For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

            The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)   ASSET CHARGES

      For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

      For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

      For modified single premium contracts (MSP), the Company deducts an annual rate of .90% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

      For last survivor flexible premium contracts (LSFP), the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%.

      The following table provides mortality and expense risk charges by contract type for the period ended December 31, 2001:



                                              TOTAL         ACVPBAL       ACVPCAPAP       ACVPINCGR         ACVPINT
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $      9,945              --           1,018              --              73
Single Premium contracts issued
  on or after April 16, 1990 ....         1,353,580           7,447          31,357           5,783          25,817
Multiple Payment contracts and
  Flexible Premium contracts ....         6,083,486          31,951         124,709          25,760         105,826
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $  7,447,011          39,398         157,084          31,543         131,716
                                       ============    ============    ============    ============    ============
                                          ACVPVALUE         CSWPGPV       CSWPINTEQ        CSWPSMCO       DRYEUROEQ
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $          5              94              --              --              --
Single Premium contracts issued
  on or after April 16, 1990 ....            17,208           1,626           9,068          17,489             452
Multiple Payment contracts and
  Flexible Premium contracts ....            49,449          13,768          47,217         121,208           1,093
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     66,662          15,488          56,285         138,697           1,545
                                       ============    ============    ============    ============    ============

                                           DRYSRGRO        DRYSTKIX           DRYAP        DRYGRINC        FIDVIPEI
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $         --             376              --              --             954
Single Premium contracts issued
  on or after April 16, 1990 ....            10,745          80,334          12,577           2,918         142,241
Multiple Payment contracts and
  Flexible Premium contracts ....           108,279         584,155          37,962          17,118         482,790
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    119,024         664,865          50,539          20,036         625,985
                                       ============    ============    ============    ============    ============

                                           FIDVIPGR        FIDVIPHI        FIDVIPOV        FIDVIPAM       FIDVIPCON
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $      1,155             199             283             166              --
Single Premium contracts issued
  on or after April 16, 1990 ....           165,229          27,672          35,278          67,334          62,048
Multiple Payment contracts and
  Flexible Premium contracts ....           870,483         108,604         126,449         165,618         351,343
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $  1,036,867         136,475         162,010         233,118         413,391
                                       ============    ============    ============    ============    ============

                                         FIDVIPGROP        JANCAPAP       JANGLTECH       JANINTGRO       NSATCAPAP
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $         65              --              --               1               3
Single Premium contracts issued
  on or after April 16, 1990 ....             3,098           2,039           3,286           5,738           9,520
Multiple Payment contracts and
  Flexible Premium contracts ....            28,122          18,962          12,000          11,153         139,798
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     31,285          21,001          15,286          16,892         149,321
                                       ============    ============    ============    ============    ============

                                       NSATMIDCAPIX       NSATEMMKT      NSATGLOBTC       NSATINTGR       NSATGVTBD
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $         --              --              --              --             188
Single Premium contracts issued
  on or after April 16, 1990 ....             3,038              40             847              18          59,091
Multiple Payment contracts and
  Flexible Premium contracts ....            14,877           1,014           2,108             175          69,556
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     17,915           1,054           2,955             193         128,835
                                       ============    ============    ============    ============    ============

                                         NSATMSECBD       NSATMYMKT      NSATSMCAPG      NSATSMCAPV        NSATSMCO
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $          1           1,003              --           1,152              91
Single Premium contracts issued
  on or after April 16, 1990 ....               355         171,623           1,121          40,521          16,666
Multiple Payment contracts and
  Flexible Premium contracts ....             2,430         250,925           7,490          55,678         178,482
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $      2,786         423,551           8,611          97,351         195,239
                                       ============    ============    ============    ============    ============

                                         NSATSTMCAP       NSATTOTRE       NSATGRFOC        NBAMTBAL        NBAMTGRO
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $         --             232              --              --             572
Single Premium contracts issued
  on or after April 16, 1990 ....             1,051          40,397              97              --          34,690
Multiple Payment contracts and
  Flexible Premium contracts ....             5,389         571,617           1,198              43         158,324
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $      6,440         612,246           1,295              43         193,586
                                       ============    ============    ============    ============    ============

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                         NBAMTGUARD       NBAMTLMAT       NBAMTPART       OPPAGGGRO         OPPBDFD
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $          1             537               2               1               4
Single Premium contracts issued
  on or after April 16, 1990 ....               884          14,129          16,958           1,776          18,350
Multiple Payment contracts and
  Flexible Premium contracts ....            15,806          20,568         148,970          14,255          74,286
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     16,691          35,234         165,930          16,032          92,640
                                       ============    ============    ============    ============    ============

                                           OPPCAPAP        OPPGLSEC      OPPMSGRINC         OPPMULT          STOPP2
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $        661              84              --              --             581
Single Premium contracts issued
  on or after April 16, 1990 ....            19,634          33,610             588          33,772          51,199
Multiple Payment contracts and
  Flexible Premium contracts ....           109,197         234,376           3,628          88,883         293,420
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    129,492         268,070           4,216         122,655         345,200
                                       ============    ============    ============    ============    ============

                                            STDISC2       STINTSTK2        UIFEMMKT         UIFUSRE        VEWRLDBD
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $         --              --              65             293              83
Single Premium contracts issued
  on or after April 16, 1990 ....             9,142           4,397             652          14,648           5,690
Multiple Payment contracts and
  Flexible Premium contracts ....            46,945          15,423           5,664          48,775          13,754
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     56,087          19,820           6,381          63,716          19,527
                                       ============    ============    ============    ============    ============

                                         VEWRLDEMKT       VEWRLDHAS
                                       ------------    ------------
Single Premium contracts issued
  prior to April 16, 1990 .......      $          2             --
Single Premium contracts issued
  on or after April 16, 1990 ....             3,098           9,194
Multiple Payment contracts and
  Flexible Premium contracts ....            23,650          22,763
                                       ------------    ------------
    Total .......................      $     26,750          31,957
                                       ============    ============

The following table provides mortality and expense risk charges by contract type for the period ended December 31, 2000:

                                              TOTAL         ACVPBAL        ACVCAPAP       ACVPINCGR         ACVPINT
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $     24,586              --           2,924              --             575
Single Premium contracts issued
  on or after April 16, 1990 ....         1,668,100           8,312          50,858           7,821          39,191
Multiple Payment and Flexible
  Premium contracts .............         7,171,155          35,037         172,093          25,391         152,864
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $  8,863,841          43,349         225,875          33,212         192,630
                                       ============    ============    ============    ============    ============

                                          ACVPVALUE         CSWPGPV       CSWPINTEQ        CSWPSMCO       DRYEUROEQ
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $          9             794              --              --              --
Single Premium contracts issued
  on or after April 16, 1990 ....             7,369           2,662          12,244          35,097             469
Multiple Payment and Flexible
  Premium contracts .............            19,786          23,021          69,430         181,441              58
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     27,164          26,477          81,674         216,538             527
                                       ============    ============    ============    ============    ============

                                           DRYSRGRO        DRYSTKIX           DRYAP        DRYGRINC        FIDVIPEI
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         --           2,043              --              --           2,573
Single Premium contracts issued
  on or after April 16, 1990 ....            14,818         104,574          14,211           3,646         167,821
Multiple Payment and Flexible
  Premium contracts .............           142,212         691,343          43,939          16,273         459,835
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    157,030         797,960          58,150          19,919         630,229
                                       ============    ============    ============    ============    ============

                                           FIDVIPGR        FIDVIPHI        FIDVIPOV        FIDVIPAM       FIDVIPCON
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $      3,497             443             734             369              --
Single Premium contracts issued
  on or after April 16, 1990 ....           234,747          32,538          47,224          81,758          85,023
Multiple Payment and Flexible
  Premium contracts .............         1,199,892         135,615         182,649         185,028         436,677
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $  1,438,136         168,596         230,607         267,155         521,700
                                       ============    ============    ============    ============    ============

                                         FIDVIPGROP        JANCAPAP       JANGLTECH       JANINTGRO       NSATCAPAP
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $        151              --              --              --              --
Single Premium contracts issued
  on or after April 16, 1990 ....             3,965           2,507           5,105           8,260          15,130
Multiple Payment and Flexible
  Premium contracts .............            36,864           7,957           5,342             535         247,451
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     40,980          10,464          10,447           8,795         262,581
                                       ============    ============    ============    ============    ============

                                       NSATMIDCAPIX       NSATEMMKT      NSATGLOBTC       NSATINTGR       NSATGVTBD
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         --              --              --              --             458
Single Premium contracts issued
  on or after April 16, 1990 ....             1,586              --             789              --          55,609
Multiple Payment and Flexible
  Premium contracts .............             2,639              21             129              14          43,413
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $      4,225              21             918              14          99,480
                                       ============    ============    ============    ============    ============

                                         NSATMSECBD       NSATMYMKT      NSATSMCAPG      NSATSMCAPV        NSATSMCO
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         15           2,426              --             737             203
Single Premium contracts issued
  on or after April 16, 1990 ....               109         180,399             362          40,313          26,301
Multiple Payment and Flexible
  Premium contracts .............                96         231,050           2,152          10,585         194,188
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $        220         413,875           2,514          51,635         220,692
                                       ============    ============    ============    ============    ============

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                         NSATSTMCAP       NSATTOTRE       NSATGRFOC        NBAMTGRO      NBAMTGUARD
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         --             581              --           1,617              --
Single Premium contracts issued
  on or after April 16, 1990 ....             1,065          52,162              --          52,458             654
Multiple Payment and Flexible
  Premium contracts .............             1,726         684,107             100         272,872          14,034
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $      2,791         736,850             100         326,947          14,688
                                       ============    ============    ============    ============    ============

                                          NBAMTLMAT       NBAMTPART       OPPAGGGRO         OPPBDFD        OPPCAPAP
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $      1,243               9              --              11           1,316
Single Premium contracts issued
  on or after April 16, 1990 ....            13,012          16,642           2,875          15,964          23,233
Multiple Payment and Flexible
  Premium contracts .............            17,838         177,442           6,843          68,588         105,211
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     32,093         194,093           9,718          84,563         129,760
                                       ============    ============    ============    ============    ============

                                           OPPGLSEC      OPPMSGRINC         OPPMULT          STOPP2         STDISC2
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $        681              --              --             202              --
Single Premium contracts issued
  on or after April 16, 1990 ....            43,763             390          38,900          59,630           8,552
Multiple Payment and Flexible
  Premium contracts .............           268,868             575          86,217         296,055          50,352
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................          $313,312             965         125,117         355,887          58,904
                                       ============    ============    ============    ============    ============

                                          STINTSTK2        UIFEMMKT         UIFUSRE        VEWRLDBD      VEWRLDEMKT
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         --             133             631             181              29
Single Premium contracts issued
  on or after April 16, 1990 ....            11,016           1,340          13,596           6,649           3,523
Multiple Payment and Flexible
  Premium contracts .............            38,509           4,918          32,402          14,851          50,225
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     49,525           6,391          46,629          21,681          53,777
                                       ============    ============    ============    ============    ============

                                          VEWRLDHAS
                                       ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $          1
Single Premium contracts issued
  on or after April 16, 1990 ....            11,858
Multiple Payment and Flexible
  Premium contracts .............            24,402
                                       ------------
    Total .......................      $     36,261
                                       ============

The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1999:

                                              TOTAL         ACVPBAL       ACVPCAPAP       ACVPINCGR         ACVPINT
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $     22,217             126             315              79             360
Single Premium contracts issued
  on or after April 16, 1990 ....         1,597,906           9,070          22,650           5,653          25,861
Multiple Payment and Flexible
  Premium contracts .............         6,040,026          34,284          85,615          21,369          97,752
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $  7,660,149          43,480         108,580          27,101         123,973
                                       ============    ============    ============    ============    ============

                                          ACVPVALUE         CSWPGPV       CSWPINTEQ        CSWPSMCO        DRYSRGRO
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         61              40             204             333             333
Single Premium contracts issued
  on or after April 16, 1990 ....             4,379           2,855          14,649          23,934          23,957
Multiple Payment and Flexible
  Premium contracts .............            16,553          10,791          55,372          90,470          90,556
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     20,993          13,686          70,225         114,737         114,846
                                       ============    ============    ============    ============    ============

                                           DRYSTKIX           DRYAP        DRYGRINC        FIDVIPEI        FIDVIPGR
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $      2,086             166              46           2,071           3,322
Single Premium contracts issued
  on or after April 16, 1990 ....           150,018          11,975           3,327         148,948         238,938
Multiple Payment and Flexible
  Premium contracts .............           567,060          45,265          12,577         563,016         903,175
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    719,164          57,406          15,950         714,035       1,145,435
                                       ============    ============    ============    ============    ============

                                           FIDVIPHI        FIDVIPOV        FIDVIPAM       FIDVIPCON      FIDVIPGROP
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $        574             580             784           1,335             137
Single Premium contracts issued
  on or after April 16, 1990 ....            41,267          41,698          56,415          96,008           9,823
Multiple Payment and Flexible
  Premium contracts .............           155,987         157,616         213,245         362,905          37,128
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    197,828         199,894         270,444         460,248          47,088
                                       ============    ============    ============    ============    ============

                                          NSATCAPAP       NSATGVTBD       NSATMYMKT      NSATSMCAPV        NSATSMCO
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $        937             352           1,204              37             389
Single Premium contracts issued
  on or after April 16, 1990 ....            67,386          25,386          86,597           2,682          27,949
Multiple Payment and Flexible
  Premium contracts .............           254,746          95,940         327,332          10,138         105,646
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    323,069         121,678         415,133          12,857         133,984
                                       ============    ============    ============    ============    ============

                                          NSATTOTRE        NBAMTGRO      NBAMTGUARD       NBAMTLMAT       NBAMTPART
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $      2,247             531              37             104             680
Single Premium contracts issued
  on or after April 16, 1990 ....           161,641          38,230           2,667           7,455          48,927
Multiple Payment and Flexible
  Premium contracts .............           610,999         144,507          10,083          28,179         184,942
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $    774,887         183,268          12,787          35,738         234,549
                                       ============    ============    ============    ============    ============

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                            OPPBDFD        OPPCAPAP        OPPGLSEC         OPPMULT          STOPP2
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $        266             141             553             335             821
Single Premium contracts issued
  on or after April 16, 1990 ....            19,098          10,142          39,744          24,110          59,055
Multiple Payment and Flexible
  Premium contracts .............            72,189          38,336         150,232          91,134         223,225
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     91,553          48,619         190,529         115,579         283,101
                                       ============    ============    ============    ============    ============

                                            STDISC2       STINTSTK2        UIFEMMKT         UIFUSRE        VEWRLDBD
                                       ------------    ------------    ------------    ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $        156              65               9             128              74
Single Premium contracts issued
  on or after April 16, 1990 ....            11,227           4,687             666           9,180           5,340
Multiple Payment and Flexible
  Premium contracts .............            42,437          17,716           2,520          34,702          20,187
                                       ------------    ------------    ------------    ------------    ------------
    Total .......................      $     53,820          22,468           3,195          44,010          25,601
                                       ============    ============    ============    ============    ============

                                         VEWRLDEMKT       VEWRLDHAS
                                       ------------    ------------
Single Premium contracts issued
  prior to April 16,1990 ........      $         93             106
Single Premium contracts issued
  on or after April 16, 1990 ....             6,684           7,628
Multiple Payment and Flexible
  Premium contracts .............            25,267          28,833
                                       ------------    ------------
    Total .......................      $     32,044          36,567
                                       ============    ============

(4)   DEATH BENEFITS

      Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)   POLICY LOANS (NET OF REPAYMENTS)

      Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

      At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)   RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)   FINANCIAL HIGHLIGHTS

      The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate and total return for each of the five years in the period ended December 31, 2001.

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
Modified Single Premium contracts and Last Survivor
 Flexible Premium contracts:

  American Century VP - American Century VP Balanced
     2001 ............................................         0.00%      46,974  $15.146118    $  711,474      -3.54%
     2000 ............................................         0.00%      46,479   15.701900       729,809      -2.65%
     1999 ............................................         0.00%      47,439   16.129489       765,167      10.06%
     1998 ............................................         0.00%      40,224   14.655512       589,503      15.77%
     1997 ............................................         0.00%      27,206   12.659036       344,402      15.81%
  American Century VP - American Century VP Capital
   Appreciation
     2001 ............................................         0.00%     113,954   11.137742     1,269,190     -28.07%
     2000 ............................................         0.00%     136,380   15.483078     2,111,582       9.03%
     1999 ............................................         0.00%      67,671   14.200282       960,947      64.52%
     1998 ............................................         0.00%      56,709    8.631172       489,465      -2.16%
     1997 ............................................         0.00%      32,542    8.821378       287,065      -3.26%
  American Century VP - American Century VP Income
   & Growth
     2001 ............................................         0.00%      53,217   10.558315       561,882      -8.35%
     2000 ............................................         0.00%      51,494   11.520561       593,240     -10.62%
     1999 ............................................         0.00%      90,023   12.888778     1,160,286      18.02%
     1998 ............................................         0.00%      49,568   10.920877       541,326       9.21% 5/1/98
  American Century VP - American Century VP
   International
     2001 ............................................         0.00%     111,542   14.668200     1,636,120     -29.17%
     2000 ............................................         0.00%     143,626   20.710054     2,974,502     -16.83%
     1999 ............................................         0.00%     120,278   24.899615     2,994,876      64.04%
     1998 ............................................         0.00%     109,633   15.178805     1,664,098      18.76%
     1997 ............................................         0.00%      32,515   12.781185       415,580      18.63%
  American Century VP - American Century VP Value
     2001 ............................................         0.00%      98,909   17.718442     1,752,513      12.82%
     2000 ............................................         0.00%      53,790   15.704757       844,759      18.14%
     1999 ............................................         0.00%      42,323   13.293167       562,607      -0.85%
     1998 ............................................         0.00%      39,670   13.407134       531,861       4.81%
     1997 ............................................         0.00%      17,691   12.791587       226,296      26.08%
  Credit Suisse Trust - Global Post-Venture Capital
   Portfolio
     2001 ............................................         0.00%      12,080   11.607891       140,223     -28.63%
     2000 ............................................         0.00%      19,402   16.265390       315,581     -18.94%
     1999 ............................................         0.00%      14,680   20.065541       294,562      63.50%
     1998 ............................................         0.00%       4,122   12.272697        50,588       6.51%
     1997 ............................................         0.00%       2,527   11.522579        29,118      13.34%
  Credit Suisse Trust - International Equity Portfolio
     2001 ............................................         0.00%     120,573    9.040640     1,090,057     -22.27%
     2000 ............................................         0.00%     119,996   11.631433     1,395,725     -25.90%
     1999 ............................................         0.00%     142,042   15.696053     2,229,499      53.43%
     1998 ............................................         0.00%     132,142   10.230064     1,351,821       5.35%
     1997 ............................................         0.00%     112,574    9.710827     1,093,187      -2.26%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
  Credit Suisse Trust - Small Cap Growth Portfolio
     2001 ............................................         0.00%     185,522   12.840185     2,382,137     -16.01%
     2000 ............................................         0.00%     212,377   15.287247     3,246,660     -18.11%
     1999 ............................................         0.00%     154,684   18.668523     2,887,722      69.08%
     1998 ............................................         0.00%     131,376   11.041376     1,450,572      -2.85%
     1997 ............................................         0.00%     116,237   11.365509     1,321,093      15.65%
  Dreyfus IP - European Equity Portfolio
     2001 ............................................         0.00%         133    6.722485           894     -28.13%
     2000 ............................................         0.00%       2,553    9.353456        23,879      -9.65%
  The Dreyfus Socially Responsible Growth Fund, Inc.
     2001 ............................................         0.00%      72,096   16.646416     1,200,140     -22.57%
     2000 ............................................         0.00%      87,987   21.499776     1,891,701     -11.03%
     1999 ............................................         0.00%      72,077   24.166067     1,741,818      30.08%
     1998 ............................................         0.00%      59,391   18.577940     1,103,362      29.38%
     1997 ............................................         0.00%      37,804   14.359114       542,832      28.43%
  Dreyfus Stock Index Fund
     2001 ............................................         0.00%     599,693   18.770165    11,256,337     -12.18%
     2000 ............................................         0.00%     591,538   21.373424    12,643,192      -9.28%
     1999 ............................................         0.00%     619,532   23.560156    14,596,271      20.60%
     1998 ............................................         0.00%     451,985   19.535151     8,829,595      28.21%
     1997 ............................................         0.00%     228,273   15.236658     3,478,118      32.96%
  Dreyfus VIF - Appreciation Portfolio
     2001 ............................................         0.00%      81,387   13.409044     1,091,322      -9.31%
     2000 ............................................         0.00%      68,662   14.785375     1,015,193      -0.65%
     1999 ............................................         0.00%      54,118   14.882433       805,408      11.46%
     1998 ............................................         0.00%      32,649   13.352746       435,954      30.22%
     1997 ............................................         0.00%         450   10.254291         4,614       2.54% 7/14/97
  Dreyfus VIF - Growth and Income Portfolio
     2001 ............................................         0.00%      42,969   13.745232       590,619      -5.85%
     2000 ............................................         0.00%      50,580   14.598583       738,396      -3.78%
     1999 ............................................         0.00%      42,510   15.172345       644,976      16.88%
     1998 ............................................         0.00%      33,423   12.980656       433,852      11.81%
     1997 ............................................         0.00%      18,834   11.609215       218,648      16.21%
  Fidelity(R) VIP - Equity-Income Portfolio:
   Initial Class
     2001 ............................................         0.00%     431,008   16.906669     7,286,910      -4.96%
     2000 ............................................         0.00%     410,082   17.788146     7,294,598       8.42%
     1999 ............................................         0.00%     442,948   16.406894     7,267,401       6.33%
     1998 ............................................         0.00%     424,796   15.430209     6,554,691      11.63%
     1997 ............................................         0.00%     299,539   13.822981     4,140,522      28.11%
  Fidelity(R) VIP - Growth Portfolio: Initial Class
     2001 ............................................         0.00%     464,650   18.128151     8,423,245     -17.65%
     2000 ............................................         0.00%     494,090   22.013206    10,876,505     -10.98%
     1999 ............................................         0.00%     462,592   24.728511    11,439,211      37.44%
     1998 ............................................         0.00%     312,967   17.992701     5,631,122      39.49%
     1997 ............................................         0.00%     162,254   12.898986     2,092,912      23.48%

                                                                     (Continued)

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
  Fidelity(R) VIP - High Income Portfolio:
   Initial Class
     2001 ............................................         0.00%     268,872    9.023656     2,426,208     -11.73%
     2000 ............................................         0.00%     251,453   10.222956     2,570,593     -22.47%
     1999 ............................................         0.00%     301,341   13.186454     3,973,619       8.15%
     1998 ............................................         0.00%     328,441   12.192188     4,004,414      -4.33%
     1997 ............................................         0.00%     171,832   12.743794     2,189,792      17.67%
  Fidelity(R) VIP - Overseas Portfolio: Initial Class
     2001 ............................................         0.00%     100,976   12.204145     1,232,326     -21.17%
     2000 ............................................         0.00%     109,074   15.480896     1,688,563     -19.11%
     1999 ............................................         0.00%     121,065   19.137888     2,316,928      42.63%
     1998 ............................................         0.00%      94,348   13.418281     1,265,988      12.75%
     1997 ............................................         0.00%      45,600   11.900892       542,681      11.56%
  Fidelity(R) VIP II - Asset Manager Portfolio:
   Initial Class
     2001 ............................................         0.00%      97,209   15.661062     1,522,396      -4.09%
     2000 ............................................         0.00%      97,054   16.328861     1,584,781      -3.93%
     1999 ............................................         0.00%      98,987   16.996678     1,682,450      11.09%
     1998 ............................................         0.00%      96,546   15.299714     1,477,126      15.05%
     1997 ............................................         0.00%      73,280   13.298253       974,496      20.65%
  Fidelity(R) VIP II - Contrafund Portfolio:
   Initial Class
     2001 ............................................         0.00%     310,919   18.482808     5,746,656     -12.24%
     2000 ............................................         0.00%     339,730   21.061590     7,155,254      -6.62%
     1999 ............................................         0.00%     334,798   22.555449     7,551,519      24.25%
     1998 ............................................         0.00%     294,323   18.152724     5,342,764      29.98%
     1997 ............................................         0.00%     167,595   13.965921     2,340,619      24.14%
  Fidelity(R) VIP III - Growth Opportunities Portfolio:
   Initial Class
     2001 ............................................         0.00%      59,212   10.143319       600,606     -14.42%
     2000 ............................................         0.00%      67,837   11.852480       804,037     -17.07%
     1999 ............................................         0.00%      67,209   14.291602       960,524       4.27%
     1998 ............................................         0.00%      54,891   13.706120       752,343      24.61%
     1997 ............................................         0.00%      13,840   10.998857       152,224       9.99% 7/14/97
  Janus AS - Capital Appreciation Portfolio -
   Service Shares
     2001 ............................................         0.00%      62,604    6.201616       388,246     -21.83%
     2000 ............................................         0.00%      54,056    7.933369       428,846     -30.82% 5/1/00
  Janus AS - Global Technology Portfolio -
   Service Shares
     2001 ............................................         0.00%      58,616    4.249300       249,077     -37.31%
     2000 ............................................         0.00%      51,067    6.778794       346,173     -20.67% 5/1/00
  Janus AS - International Growth Portfolio -
   Service Shares
     2001 ............................................         0.00%      37,721    6.088787       229,675     -23.43%
     2000 ............................................         0.00%      28,662    7.951801       227,915     -20.48% 5/1/00
  Nationwide(R) SAT - Capital Appreciation Fund Class I
     2001 ............................................         0.00%     169,484   11.173143     1,893,669     -28.13%
     2000 ............................................         0.00%     202,780   15.547089     3,152,639     -26.53%
     1999 ............................................         0.00%     234,699   21.161942     4,966,687       4.28%
     1998 ............................................         0.00%     207,778   20.293858     4,216,617      29.96%
     1997 ............................................         0.00%      92,414   15.614947     1,443,040      34.49%
  Nationwide(R) SAT - Dreyfus Mid Cap Index
   Fund Class I
     2001 ............................................         0.00%      37,983   10.379883       394,259      -1.30%
     2000 ............................................         0.00%      15,903   10.517026       167,252       5.17% 5/1/00
  Nationwide(R) SAT - Gartmore Emerging Markets
   Fund Class I
     2001 ............................................         0.00%      27,272    8.260926       225,292      -5.18%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
  Nationwide(R) SAT - Gartmore Global Technology &
   Communications Fund Class I
     2001 ............................................         0.00%       2,536    3.446837         8,741     -42.72%
     2000 ............................................         0.00%       2,596    6.017639        15,622     -39.82% 10/2/00
  Nationwide(R) SAT - Government Bond Fund Class I
     2001 ............................................         0.00%     192,314   15.033937     2,891,237       7.25%
     2000 ............................................         0.00%     147,694   14.017108     2,070,243      12.54%
     1999 ............................................         0.00%     146,891   12.455412     1,829,588      -2.35%
     1998 ............................................         0.00%     100,956   12.754801     1,287,674       8.91%
     1997 ............................................         0.00%      38,575   11.711522       451,772       9.67%
  Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
     2001 ............................................         0.00%       2,363   10.932334        25,833       4.19%
     2000 ............................................         0.00%       3,146   10.492823        33,010       4.93% 5/1/00
  Nationwide(R) SAT - Money Market Fund Class I
     2001 ............................................         0.00%     752,971   13.194770     9,935,279       3.60%
     2000 ............................................         0.00%     690,357   12.735851     8,792,284       6.03%
     1999 ............................................         0.00%     710,620   12.011954     8,535,935       4.85%
     1998 ............................................         0.00%     904,630   11.456534    10,363,924       5.27%
     1997 ............................................         0.00%     680,581   10.882768     7,406,605       5.26%
  Nationwide(R) SAT - Small Cap Growth Fund Class I
     2001 ............................................         0.00%      28,981    7.239237       209,800     -10.84%
     2000 ............................................         0.00%       5,428    8.119138        44,071     -18.81% 5/1/00
  Nationwide(R) SAT - Small Cap Value Fund Class I
     2001 ............................................         0.00%     145,093   15.689204     2,276,394      28.28%
     2000 ............................................         0.00%      92,343   12.230652     1,129,415      11.20%
     1999 ............................................         0.00%      86,677   10.998838       953,346      27.84%
     1998 ............................................         0.00%      18,425    8.603810       158,525     -13.96% 5/1/98
  Nationwide(R) SAT - Small Company Fund Class I
     2001 ............................................         0.00%     171,105   18.253468     3,123,260      -6.70%
     2000 ............................................         0.00%     232,635   19.565011     4,551,506       8.90%
     1999 ............................................         0.00%     210,131   17.966399     3,775,297      44.02%
     1998 ............................................         0.00%     170,740   12.475012     2,129,984       1.01%
     1997 ............................................         0.00%      99,062   12.350345     1,223,450      17.35%
  Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
     2001 ............................................         0.00%      15,083    5.680754        85,683     -30.31%
     2000 ............................................         0.00%      15,341    8.151094       125,046     -18.49% 5/1/00
  Nationwide(R) SAT - Total Return Fund Class I
     2001 ............................................         0.00%     370,050   16.144226     5,974,171     -11.82%
     2000 ............................................         0.00%     383,717   18.308017     7,025,097      -2.12%
     1999 ............................................         0.00%     408,867   18.704720     7,647,743       6.94%
     1998 ............................................         0.00%     377,762   17.490359     6,607,193      18.07%
     1997 ............................................         0.00%     270,928   14.813042     4,013,268      29.43%
  Neuberger Berman AMT - Growth Portfolio
     2001 ............................................         0.00%     194,831   13.610476     2,651,743     -30.36%
     2000 ............................................         0.00%     165,377   19.543829     3,232,100     -11.66%
     1999 ............................................         0.00%     101,415   22.122463     2,243,550      50.40%
     1998 ............................................         0.00%      95,390   14.709510     1,403,140      15.53%
     1997 ............................................         0.00%      35,081   12.732630       446,673      29.01%

                                                                     (Continued)

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
  Neuberger Berman AMT - Guardian Portfolio
     2001 ............................................         0.00%      42,795   10.719948       458,760      -1.51%
     2000 ............................................         0.00%      31,192   10.883981       339,493       1.13%
     1999 ............................................         0.00%      28,718   10.762335       309,073      14.93%
     1998 ............................................         0.00%      15,552    9.364011       145,629      -6.36% 5/1/98
  Neuberger Berman AMT - Limited Maturity
   Bond Portfolio
     2001 ............................................         0.00%      53,267   13.761786       733,049       8.78%
     2000 ............................................         0.00%      48,744   12.650873       616,654       6.78%
     1999 ............................................         0.00%      73,941   11.847132       875,989       1.48%
     1998 ............................................         0.00%      72,201   11.674617       842,919       4.39%
     1997 ............................................         0.00%      63,831   11.183579       713,859       6.74%
  Neuberger Berman AMT - Partners Portfolio
     2001 ............................................         0.00%     214,234   16.491924     3,533,131      -2.83%
     2000 ............................................         0.00%     218,683   16.971642     3,711,410       0.07%
     1999 ............................................         0.00%     229,651   16.853460     3,870,414       7.37%
     1998 ............................................         0.00%     241,826   15.696640     3,795,856       4.21%
     1997 ............................................         0.00%     154,752   15.062681     2,330,980      31.25%
  Oppenheimer Aggressive Growth Fund/VA
     2001 ............................................         0.00%      27,049    5.377832       145,465     -31.27%
     2000 ............................................         0.00%      29,380    7.824211       229,875     -21.76% 5/1/00
  Oppenheimer Bond Fund/VA
     2001 ............................................         0.00%     120,742   13.988352     1,688,982       7.79%
     2000 ............................................         0.00%     108,962   12.977817     1,414,089       6.10%
     1999 ............................................         0.00%     101,438   12.232154     1,240,805      -1.52%
     1998 ............................................         0.00%      90,724   12.420731     1,126,858       6.80%
     1997 ............................................         0.00%      60,188   11.629634       699,964       9.25%
  Oppenheimer Capital Appreciation Fund/VA
     2001 ............................................         0.00%     116,791   16.074008     1,877,299     -12.58%
     2000 ............................................         0.00%     115,080   18.386180     2,115,882      -0.23%
     1999 ............................................         0.00%      83,414   18.428739     1,537,215      41.66%
     1998 ............................................         0.00%      98,891   13.009524     1,286,525      24.00%
     1997 ............................................         0.00%       7,635   10.491590        80,103       4.92% 7/14/97
  Oppenheimer Global Securities Fund/VA
     2001 ............................................         0.00%     111,537   22.171331     2,472,924     -12.04%
     2000 ............................................         0.00%     119,169   25.205074     3,003,663       5.09%
     1999 ............................................         0.00%      94,622   23.984739     2,269,484      58.48%
     1998 ............................................         0.00%      89,467   15.133929     1,353,987      14.10%
     1997 ............................................         0.00%      53,741   13.263226       712,779      22.42%
  Oppenheimer Main Street Growth & Income Fund/VA
     2001 ............................................         0.00%      21,240    8.134641       172,780     -10.16%
     2000 ............................................         0.00%      10,745    9.054521        97,291      -9.45% 5/1/00
  Oppenheimer Multiple Strategies Fund/VA
     2001 ............................................         0.00%      84,920   16.632670     1,412,446       2.22%
     2000 ............................................         0.00%      82,390   16.271709     1,340,626       6.44%
     1999 ............................................         0.00%      80,822   15.287602     1,235,575      11.80%
     1998 ............................................         0.00%      90,548   13.674340     1,238,184       6.65%
     1997 ............................................         0.00%      58,544   12.821215       750,605      17.22%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
  Strong Opportunity Fund II, Inc. ...................
     2001 ............................................         0.00%     103,859   21.238327     2,205,791      -3.70%
     2000 ............................................         0.00%      96,471   22.004768     2,122,822       6.60%
     1999 ............................................         0.00%      85,543   20.690172     1,769,899      34.91%
     1998 ............................................         0.00%      85,559   15.336685     1,312,191      13.54%
     1997 ............................................         0.00%      50,153   13.507426       677,438      25.45%
  Strong VIF - Strong Discovery Fund II
     2001 ............................................         0.00%      22,035   13.485135       297,145       4.08%
     2000 ............................................         0.00%      25,155   12.955970       325,907       4.39%
     1999 ............................................         0.00%      19,763   12.410693       245,273       5.09%
     1998 ............................................         0.00%      20,724   11.809640       244,743       7.26%
     1997 ............................................         0.00%      15,515   11.010302       170,825      11.39%
  Strong VIF - Strong International Stock Fund II
     2001 ............................................         0.00%      55,640    7.298468       406,087     -22.14%
     2000 ............................................         0.00%      51,648    9.373600       484,128     -39.52%
     1999 ............................................         0.00%      91,170   15.499580     1,413,097      87.20%
     1998 ............................................         0.00%      36,980    8.279751       306,185      -4.78%
     1997 ............................................         0.00%      28,984    8.695226       252,022     -13.52%
  UIF - Emerging Markets Debt Portfolio
     2001 ............................................         0.00%      33,534   11.216363       376,130      10.10%
     2000 ............................................         0.00%      33,493   10.187412       341,207      11.39%
     1999 ............................................         0.00%      25,999    9.146001       237,787      29.37%
     1998 ............................................         0.00%       6,444    7.069376        45,555     -28.38%
     1997 ............................................         0.00%       3,497    9.870449        34,517      -1.30% 7/14/97
  UIF - U.S. Real Estate Portfolio
     2001 ............................................         0.00%      58,299   19.952330     1,163,201       9.84%
     2000 ............................................         0.00%      57,529   18.164582     1,044,990      28.06%
     1999 ............................................         0.00%      53,125   14.184757       753,565      -3.37%
     1998 ............................................         0.00%      58,853   14.679798       863,950     -11.62%
     1997 ............................................         0.00%      47,746   16.610019       793,062      21.47%
  Van Eck WIT - Worldwide Bond Fund
     2001 ............................................         0.00%      15,977   10.819530       172,864      -5.10%
     2000 ............................................         0.00%      15,146   11.400381       172,670       1.87%
     1999 ............................................         0.00%      16,613   11.191476       185,924      -7.82%
     1998 ............................................         0.00%      21,531   12.141253       261,413      12.75%
     1997 ............................................         0.00%      19,142   10.767851       206,118       2.39%
  Van Eck WIT - Worldwide Emerging Markets Fund
     2001 ............................................         0.00%      79,757    6.710492       535,209      -1.81%
     2000 ............................................         0.00%      91,301    6.834145       623,964     -41.87%
     1999 ............................................         0.00%     175,122   11.755719     2,058,685     100.28%
     1998 ............................................         0.00%      41,962    5.869611       246,301     -34.13%
     1997 ............................................         0.00%      13,242    8.910909       117,998     -11.60%
  Van Eck WIT - Worldwide Hard Assets Fund
     2001 ............................................         0.00%      32,526    8.239575       268,000     -10.44%
     2000 ............................................         0.00%      35,253    9.200485       324,345      11.40%
     1999 ............................................         0.00%      38,783    8.258894       320,305      21.00%
     1998 ............................................         0.00%      21,804    6.825397       148,821     -30.97%
     1997 ............................................         0.00%      14,793    9.887286       146,263      -1.68%

                                                                     (Continued)

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
Single Premium contracts issued prior to April 16, 1990
 (policy years 11 and thereafter):

  American Century VP - American Century VP Capital
   Appreciation
     2001 ............................................         0.50%       2,922   28.500613        83,279      -28.43%
     2000 ............................................         0.50%       7,428   39.820221       295,785        8.49%
     1999 ............................................         0.50%       6,108   36.406768       222,373       63.70%
     1998 ............................................         0.50%       6,437   22.339504       143,799       -2.73%
     1997 ............................................         0.50%       8,329   23.049846       191,982       -4.17%
  American Century VP - American Century VP
   International
     2000 ............................................         0.50%       2,453   22.205291        54,470      -17.24%
     1999 ............................................         0.50%       2,459   26.614141        65,444       63.23%
  American Century VP - American Century VP Value
     2000 ............................................         0.50%         118   15.308543         1,806       17.56%
  Credit Suisse Trust - Global Post-Venture Capital
   Portfolio
     2000 ............................................         0.50%       4,740   15.854894        75,152      -19.34%
  Credit Suisse Trust - International Equity Portfolio
     1998 ............................................         0.50%       1,777   11.754581        20,888        4.73%
     1997 ............................................         0.50%       1,792   11.264405        20,186       -3.18%
  Credit Suisse Trust - Small Cap Growth Portfolio
     1997 ............................................         0.50%         134   16.093971         2,157       14.56%
  The Dreyfus Socially Responsible Growth Fund, Inc.
     1999 ............................................         0.50%       1,699   36.209915        61,521       29.43%
  Dreyfus Stock Index Fund
     2001 ............................................         0.50%       1,122   26.476528        29,707      -12.62%
     2000 ............................................         0.50%       6,384   30.300792       193,440       -9.73%
     1999 ............................................         0.50%      16,208   33.296352       539,667       20.00%
     1998 ............................................         0.50%      14,798   27.871347       412,440       27.46%
     1997 ............................................         0.50%       9,956   21.945853       218,493       31.70%
  Dreyfus VIF - Appreciation Portfolio
     1999 ............................................         0.50%         868   14.538186        12,619       10.90%
     1998 ............................................         0.50%         876   13.168334        11,535       28.99%
  Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
     2001 ............................................         0.50%       3,200   45.378727       145,212       -5.43%
     2000 ............................................         0.50%       5,076   47.985530       243,575        7.88%
     1999 ............................................         0.50%       5,082   44.120448       224,220        5.80%
     1998 ............................................         0.50%       6,566   41.890019       275,050       10.97%
     1997 ............................................         0.50%       6,812   37.884780       258,071       26.90%
  Fidelity(R) VIP - Growth Portfolio: Initial Class
     2001 ............................................         0.50%       3,370   57.875878       195,042      -18.06%
     2000 ............................................         0.50%       4,686   70.634432       330,993      -11.42%
     1999 ............................................         0.50%       3,009   79.099308       238,010       36.75%
     1998 ............................................         0.50%       4,551   58.102055       264,422       38.67%
     1997 ............................................         0.50%       5,177   42.050483       217,695       22.31%
  Fidelity(R) VIP - High Income Portfolio: Initial Class
     2001 ............................................         0.50%       1,784   19.796324        35,317      -12.17%
     2000 ............................................         0.50%       1,862   22.540543        41,970      -22.86%
     1999 ............................................         0.50%       2,115   28.983767        61,301        7.62%
     1998 ............................................         0.50%       3,510   27.054068        94,960       -4.89%
     1997 ............................................         0.50%       3,493   28.548032        99,718       16.55%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                             CONTRACT
                                                              EXPENSE                UNIT          OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE       EQUITY      RETURN**
                                                             --------    -----    ----------      --------     --------
  Fidelity(R) VIP - Overseas Portfolio: Initial Class
     2001 ............................................         0.50%       2,274   21.810922        49,598      -21.56%
     2000 ............................................         0.50%       2,500   27.806776        69,517      -19.51%
     1999 ............................................         0.50%       4,084   34.268141       139,951       41.92%
     1998 ............................................         0.50%       4,966   24.255551       120,453       12.09%
     1997 ............................................         0.50%       5,108   21.717871       110,935       10.50%
  Fidelity(R) VIP II - Asset Manager Portfolio:
   Initial Class
     2001 ............................................         0.50%       1,169   28.291882        33,073       -4.57%
     2000 ............................................         0.50%       1,178   29.647039        34,924       -4.41%
     1999 ............................................         0.50%       1,185   30.762893        36,454       10.54%
     1998 ............................................         0.50%       1,193   27.955691        33,351       14.38%
     1997 ............................................         0.50%       1,203   24.530415        29,510       19.51%
  Fidelity(R) VIP II - Contrafund Portfolio:
   Initial Class
     1999 ............................................         0.50%         677   25.968332        17,581       23.63%
     1998 ............................................         0.50%         684   21.098746        14,432       29.22%
     1997 ............................................         0.50%       3,331   16.387248        54,586       22.97%
  Fidelity(R) VIP III - Growth Opportunities Portfolio:
   Initial Class
     2001 ............................................         0.50%       1,210    9.889817        11,967      -14.85%
     2000 ............................................         0.50%       1,231   11.614608        14,298      -17.48%
     1999 ............................................         0.50%       1,477   13.960952        20,620        3.75%
  Nationwide(R) SAT - Capital Appreciation Fund Class I
     1999 ............................................         0.50%       1,979   32.388538        64,097        3.76%
     1998 ............................................         0.50%       2,354   31.356408        73,813       29.20%
     1997 ............................................         0.50%       2,373   24.356996        57,799       33.22%
  Nationwide(R) SAT - Government Bond Fund Class I
     2001 ............................................         0.50%       1,291   27.097613        34,983        6.72%
     2000 ............................................         0.50%       1,707   25.392104        43,344       11.98%
     1999 ............................................         0.50%       1,747   22.492327        39,294       -2.83%
     1998 ............................................         0.50%       1,481   23.252862        34,437        8.27%
     1997 ............................................         0.50%       2,159   21.554629        46,536        8.63%
  Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
     2000 ............................................         0.50%         259   10.458203         2,709        4.58% 5/1/00
  Nationwide(R) SAT - Money Market Fund Class I
     2001 ............................................         0.50%       7,295   18.417013       134,352        3.08%
     2000 ............................................         0.50%      12,856   17.866283       229,689        5.50%
     1999 ............................................         0.50%      16,350   16.794246       274,586        4.32%
     1998 ............................................         0.50%       9,477   16.171326       153,256        4.67%
     1997 ............................................         0.50%       9,301   15.508767       144,247        4.26%
  Nationwide(R) SAT - Small Cap Value Fund Class I
     2001 ............................................         0.50%      16,203   15.403979       249,591       27.63%
     2000 ............................................         0.50%       5,781   12.068870        69,770       10.65%
     1999 ............................................         0.50%       2,201   10.825871        23,828       27.20%
  Nationwide(R) SAT - Small Company Fund Class I
     2001 ............................................         0.50%         749   23.371178        17,505       -7.17%
     2000 ............................................         0.50%         762   25.176901        19,185        8.36%
     1999 ............................................         0.50%         913   23.047417        21,042       43.30%
     1997 ............................................         0.50%         124   16.146794         2,002       16.24%

                                                                     (Continued)

                                                             CONTRACT                              CONTRACT
                                                              EXPENSE                UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----    ----------       --------     --------
  Nationwide(R) SAT - Total Return Fund Class I
     2001 ............................................         0.50%       1,162   36.560512         42,483     -12.26%
     2000 ............................................         0.50%       1,319   41.669957         54,963      -2.61%
     1999 ............................................         0.50%       4,738   42.439374        201,078       6.41%
     1998 ............................................         0.50%       4,462   40.062865        178,761      17.38%
     1997 ............................................         0.50%       2,904   34.253930         99,473      28.21%
  Neuberger Berman AMT - Growth Portfolio
     2001 ............................................         0.50%       3,126   33.226236        103,865     -30.71%
     2000 ............................................         0.50%       3,192   47.952407        153,064     -12.09%
     1999 ............................................         0.50%       3,041   54.109841        164,548      49.65%
     1998 ............................................         0.50%       4,910   36.321304        178,338      14.85%
     1997 ............................................         0.50%       5,113   31.739871        162,286      27.79%
  Neuberger Berman AMT - Guardian Portfolio
     1999 ............................................         0.50%         561   10.593122          5,943      14.36%
  Neuberger Berman AMT - Limited Maturity Bond Portfolio
     2001 ............................................         0.50%       2,817   20.939856         58,988       8.24%
     2000 ............................................         0.50%       6,082   19.346478        117,665       6.25%
     1999 ............................................         0.50%       5,986   18.060558        108,111       0.97%
     1998 ............................................         0.50%       5,842   17.967444        104,966       3.78%
     1997 ............................................         0.50%       5,557   17.375997         96,558       5.73%
  Neuberger Berman AMT - Partners Portfolio
     2000 ............................................         0.50%          72   25.096849          1,807       0.20%
     1997 ............................................         0.50%       2,379   22.629887         53,837      30.01%
  Oppenheimer Bond Fund/VA
     2001 ............................................         0.50%          47   21.678723          1,019       7.25%
     2000 ............................................         0.50%          51   20.213946          1,031       5.57%
  Oppenheimer Capital Appreciation Fund/VA
     2001 ............................................         0.50%       8,487   15.672302        133,011     -13.02%
     2000 ............................................         0.50%       6,917   18.017261        124,625      -0.73%
  Oppenheimer Global Securities Fund/VA
     2000 ............................................         0.50%       2,118   30.445645         64,484       4.57%
  Strong Opportunity Fund II, Inc. ...................
     2001 ............................................         0.50%       3,831   41.000669        157,074      -4.19%
     2000 ............................................         0.50%         447   42.694690         19,085       6.07%
     1999 ............................................         0.50%         450   40.018322         18,008      34.23%
     1998 ............................................         0.50%         452   29.946506         13,536      12.88%
     1997 ............................................         0.50%         456   26.626359         12,142      24.27%
  UIF - Emerging Markets Debt Portfolio
     2001 ............................................         0.50%       1,244   10.935992         13,604       9.55%
     2000 ............................................         0.50%       1,265    9.982829         12,628      10.83%
     1999 ............................................         0.50%       1,518    8.934183         13,562      28.73%
  UIF - U.S. Real Estate Portfolio
     2000 ............................................         0.50%       3,074   19.442286         59,766      27.42%
     1998 ............................................         0.50%       4,103   15.812545         64,879     -12.14%
     1997 ............................................         0.50%       4,138   18.062622         74,743      20.33%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                             CONTRACT                              CONTRACT
                                                              EXPENSE                UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS    FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----    ----------       --------     --------
  Van Eck WIT - Worldwide Bond Fund
     2001 ............................................         0.50%       1,086   14.653212         15,913      -5.57%
     2000 ............................................         0.50%       1,105   15.517699         17,147       1.36%
     1999 ............................................         0.50%       1,325   15.185599         20,121      -8.28%
     1998 ............................................         0.50%         264   16.631673          4,391      12.09%
     1997 ............................................         0.50%          22   14.891060            328       1.42%
  Van Eck WIT - Worldwide Emerging Markets Fund
     2000 ............................................         0.50%         407    6.661531          2,711     -42.15%
     1999 ............................................         0.50%       6,267   11.423096         71,589      99.29%
  Van Eck WIT - Worldwide Hard Assets Fund
     2001 ............................................         0.50%           4   11.933986             48     -10.89%
     2000 ............................................         0.50%           5   13.393001             67      10.85%
     1999 ............................................         0.50%          10   11.984540            120      20.40%
     1998 ............................................         0.50%       5,479    9.998900         54,784     -31.37%
     1997 ............................................         0.50%       5,526   14.622970         80,807      -2.61%

Multiple Payment contracts and Flexible
 Premium contracts:

  American Century VP - American Century VP Balanced
     2001 ............................................         0.80%     201,384     19.493759      3,925,731      -4.31%
     2000 ............................................         0.80%     204,099     20.372425      4,157,992      -3.42%
     1999 ............................................         0.80%     222,611     21.094348      4,695,834       9.18%
     1998 ............................................         0.80%     215,629     19.320541      4,166,069      14.85%
     1997 ............................................         0.80%     162,980     16.822481      2,741,728      14.88%
  American Century VP - American Century VP
   Capital Appreciation
     2001 ............................................         0.80%     735,263     17.987270     13,225,374     -28.64%
     2000 ............................................         0.80%     819,897     25.207415     20,667,484       8.17%
     1999 ............................................         0.80%     643,372     23.303640     14,992,909      63.21%
     1998 ............................................         0.80%     649,478     14.277913      9,273,190      -2.94%
     1997 ............................................         0.80%     655,176     14.709822      9,637,522      -4.03%
  American Century VP - American Century VP
   Income & Growth
     2001 ............................................         0.80%     322,604     10.252927      3,307,635      -9.09%
     2000 ............................................         0.80%     303,622     11.277817      3,424,193     -11.32%
     1999 ............................................         0.80%     235,223     12.717991      2,991,564      17.08%
     1998 ............................................         0.80%      73,815     10.862660        801,827       8.63% 5/1/98
  American Century VP - American Century VP
   International
     2001 ............................................         0.80%     733,730     15.554724     11,412,968     -29.74%
     2000 ............................................         0.80%     754,646     22.139513     16,707,495     -17.49%
     1999 ............................................         0.80%     649,836     26.831062     17,435,790      62.74%
     1998 ............................................         0.80%     568,779     16.487231      9,377,591      17.81%
     1997 ............................................         0.80%     333,719     13.994328      4,670,173      17.69%
  American Century VP - American Century VP Value
     2001 ............................................         0.80%     499,070     17.020923      8,494,632      11.92%
     2000 ............................................         0.80%     323,587     15.208380      4,921,234      17.21%
     1999 ............................................         0.80%     156,791     12.975752      2,034,481      -1.64%
     1998 ............................................         0.80%     140,522     13.192098      1,853,780       3.98%
     1997 ............................................         0.80%      81,237     12.687534      1,030,697      25.08%

                                                                     (Continued)

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Credit Suisse Trust - Global Post-Venture
   Capital Portfolio
     2001 ............................................         0.80%     135,156     11.150533      1,507,061     -29.21%
     2000 ............................................         0.80%     139,959     15.751152      2,204,515     -19.58%
     1999 ............................................         0.80%     123,907     19.586645      2,426,922      62.20%
     1998 ............................................         0.80%      64,081     12.075838        773,832       5.66%
     1997 ............................................         0.80%      44,199     11.428806        505,142      12.43%
  Credit Suisse Trust - International Equity Portfolio
     2001 ............................................         0.80%     503,048     10.194751      5,128,449     -22.90%
     2000 ............................................         0.80%     525,361     13.222451      6,946,560     -26.48%
     1999 ............................................         0.80%     555,966     17.985801      9,999,494      52.21%
     1998 ............................................         0.80%     579,078     11.816371      6,842,600       4.51%
     1997 ............................................         0.80%     651,598     11.306660      7,367,397      -3.04%
  Credit Suisse Trust - Small Cap Growth Portfolio
     2001 ............................................         0.80%     816,970     17.675000     14,439,945     -16.68%
     2000 ............................................         0.80%     942,509     21.214019     19,994,404     -18.76%
     1999 ............................................         0.80%     754,487     26.113570     19,702,349      67.73%
     1998 ............................................         0.80%     731,702     15.568525     11,391,521      -3.63%
     1997 ............................................         0.80%     712,489     16.154327     11,509,780      14.73%
  Dreyfus IP - European Equity Portfolio
     2001 ............................................         0.80%       9,248      6.633319         61,345     -28.71%
     2000 ............................................         0.80%       3,721      9.304097         34,621      -6.96% 5/1/00
  The Dreyfus Socially Responsible Growth Fund, Inc.
     2001 ............................................         0.80%     479,262     24.776659     11,874,511     -23.20%
     2000 ............................................         0.80%     508,803     32.259560     16,413,761     -11.74%
     1999 ............................................         0.80%     450,901     36.549891     16,480,382      29.04%
     1998 ............................................         0.80%     359,871     28.323603     10,192,843      28.35%
     1997 ............................................         0.80%     275,028     22.067304      6,069,126      27.41%
  Dreyfus Stock Index Fund
     2001 ............................................         0.80%   2,735,378     26.351146     72,080,345     -12.88%
     2000 ............................................         0.80%   2,613,545     30.248565     79,055,986     -10.00%
     1999 ............................................         0.80%   2,592,791     33.609618     87,142,715      19.64%
     1998 ............................................         0.80%   2,166,290     28.091438     60,854,201      27.19%
     1997 ............................................         0.80%   1,577,410     22.086039     34,838,739      31.90%
  Dreyfus VIF - Appreciation Portfolio
     2001 ............................................         0.80%     358,763     12.938645      4,641,907     -10.04%
     2000 ............................................         0.80%     365,003     14.382034      5,249,486      -1.44%
     1999 ............................................         0.80%     404,377     14.591996      5,900,668      10.57%
     1998 ............................................         0.80%     257,361     13.197284      3,396,466      29.18%
     1997 ............................................         0.80%      33,449     10.216196        341,722       2.16% 7/14/97
  Dreyfus VIF - Growth and Income Portfolio
     2001 ............................................         0.80%     162,195     13.204070      2,141,634      -6.60%
     2000 ............................................         0.80%     152,925     14.137245      2,161,938      -4.54%
     1999 ............................................         0.80%     138,815     14.810164      2,055,873      15.95%
     1998 ............................................         0.80%     125,274     12.772496      1,600,062      10.92%
     1997 ............................................         0.80%      74,022     11.514756        852,345      15.29%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Fidelity(R) VIP - Equity-Income Portfolio:
   Initial Class
     2001 ............................................         0.80%   1,558,719     37.915521     59,099,643      -5.72%
     2000 ............................................         0.80%   1,556,185     40.214814     62,581,690       7.56%
     1999 ............................................         0.80%   1,750,754     37.388084     65,457,338       5.48%
     1998 ............................................         0.80%   1,726,955     35.444796     61,211,568      10.74%
     1997 ............................................         0.80%   1,533,661     32.007773     49,089,073      27.09%
  Fidelity(R) VIP - Growth Portfolio: Initial Class
     2001 ............................................         0.80%   2,474,278     40.327380     99,781,149     -18.31%
     2000 ............................................         0.80%   2,621,312     49.366480    129,404,946     -11.69%
     1999 ............................................         0.80%   2,613,902     55.899014    146,114,544      36.34%
     1998 ............................................         0.80%   2,346,630     40.998916     96,209,286      38.38%
     1997 ............................................         0.80%   2,133,432     29.627929     63,209,172       22.5%
  Fidelity(R) VIP - High Income Portfolio: Initial Class
     2001 ............................................         0.80%     653,854     18.882734     12,346,551     -12.44%
     2000 ............................................         0.80%     619,065     21.565326     13,350,339     -23.09%
     1999 ............................................         0.80%     672,537     28.039263     18,857,442       7.29%
     1998 ............................................         0.80%     737,225     26.133234     19,266,073      -5.09%
     1997 ............................................         0.80%     660,090     27.535006     18,175,582      16.73%
  Fidelity(R) VIP - Overseas Portfolio: Initial Class
     2001 ............................................         0.80%     814,381     16.843777     13,717,252     -21.80%
     2000 ............................................         0.80%     866,875     21.539183     18,671,779     -19.75%
     1999 ............................................         0.80%     863,446     26.840170     23,175,037      41.49%
     1998 ............................................         0.80%     871,214     18.969496     16,526,490      11.85%
     1997 ............................................         0.80%     801,447     16.959418     13,592,075      10.67%
  Fidelity(R) VIP II - Asset Manager Portfolio:
   Initial Class
     2001 ............................................         0.80%     808,651     24.805237     20,058,780      -4.86%
     2000 ............................................         0.80%     851,071     26.071970     22,189,098      -4.69%
     1999 ............................................         0.80%     917,098     27.355020     25,087,234      10.21%
     1998 ............................................         0.80%     961,754     24.821550     23,872,225      14.13%
     1997 ............................................         0.80%     930,767     21.747656     20,242,001      19.69%
  Fidelity(R) VIP II - Contrafund Portfolio:
   Initial Class
     2001 ............................................         0.80%   2,013,717     21.083066     42,455,328     -12.95%
     2000 ............................................         0.80%   2,107,468     24.218904     51,040,565      -7.36%
     1999 ............................................         0.80%   2,151,780     26.143948     56,256,024      23.26%
     1998 ............................................         0.80%   1,826,890     21.209617     38,747,637      28.94%
     1997 ............................................         0.80%   1,351,683     16.448700     22,233,428      23.15%
  Fidelity(R) VIP III - Growth Opportunities Portfolio:
   Initial Class
     2001 ............................................         0.80%     341,765      9.787292      3,344,954     -15.11%
     2000 ............................................         0.80%     358,453     11.528985      4,132,599     -17.72%
     1999 ............................................         0.80%     385,372     14.012663      5,400,088       3.44%
     1998 ............................................         0.80%     315,036     13.546531      4,267,645      23.62%
     1997 ............................................         0.80%      55,769     10.958018        611,118       9.58% 7/14/97
  Janus AS - Capital Appreciation Portfolio -
   Service Shares
     2001 ............................................         0.80%     350,620      6.119334      2,145,561     -22.46%
     2000 ............................................         0.80%     297,781      7.891490      2,349,936     -21.09% 5/1/00
  Janus AS - Global Technology Portfolio -
   Service Shares
     2001 ............................................         0.80%     346,031      4.192814      1,450,844     -37.82%
     2000 ............................................         0.80%     259,751      6.742955      1,751,489     -32.57% 5/1/00

                                                                     (Continued)

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Janus AS - International Growth Portfolio -
   Service Shares
     2001 ............................................         0.80%     227,552      6.008001      1,367,133     -24.04%
     2000 ............................................         0.80%     174,672      7.909816      1,381,623     -20.90% 5/1/00
  Nationwide(R) SAT - Capital Appreciation Fund Class I
     2001 ............................................         0.80%     950,129     17.022307     16,173,388     -28.71%
     2000 ............................................         0.80%     952,662     23.877962     22,747,627     -27.12%
     1999 ............................................         0.80%   1,104,444     32.761545     36,183,292       3.45%
     1998 ............................................         0.80%   1,058,148     31.669989     33,511,536      28.93%
     1997 ............................................         0.80%     755,171     24.563746     18,549,829      33.42%
  Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
     2001 ............................................         0.80%     246,977     10.242303      2,529,613      -2.10%
     2000 ............................................         0.80%     145,426     10.461575      1,521,385       4.62% 5/1/00
  Nationwide(R) SAT - Gartmore Emerging Markets Fund
   Class I
     2001 ............................................         0.80%      23,612      8.178748        193,117      -5.94%
     2000 ............................................         0.80%       1,063      8.695491          9,243     -13.05% 10/2/00
  Nationwide(R) SAT - Gartmore Global Technology &
   Communications Fund Class I
     2001 ............................................         0.80%      86,686      3.412440        295,811     -43.18%
     2000 ............................................         0.80%      46,652      6.005978        280,191     -39.94% 10/2/00
  Nationwide(R) SAT - Gartmore International
   Growth Fund Class I
     2001 ............................................         0.80%       8,456      6.534130         55,253     -29.22%
     2000 ............................................         0.80%         453      9.231934          4,182      -7.68% 10/2/00
  Nationwide(R) SAT - Government Bond Fund Class I
     2001 ............................................         0.80%     492,674     20.807253     10,251,193       6.40%
     2000 ............................................         0.80%     359,189     19.556523      7,024,488      11.65%
     1999 ............................................         0.80%     402,906     17.516435      7,057,477      -3.13%
     1998 ............................................         0.80%     414,068     18.081576      7,487,002       8.04%
     1997 ............................................         0.80%     237,476     16.735906      3,974,376       8.79%
  Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
     2001 ............................................         0.80%      55,247     10.787560        595,980       3.35%
     2000 ............................................         0.80%       3,000     10.437484         31,312       4.37% 5/1/00
  Nationwide(R) SAT - Money Market Fund Class I
     2001 ............................................         0.80%   1,991,692     14.974957     29,825,502       2.77%
     2000 ............................................         0.80%   2,268,467     14.571330     33,054,581       5.18%
     1999 ............................................         0.80%   2,312,418     13.853330     32,034,690       4.01%
     1998 ............................................         0.80%   1,953,963     13.319323     26,025,464       4.43%
     1997 ............................................         0.80%   1,823,184     12.754301     23,253,438       4.42%
  Nationwide(R) SAT - Small Cap Growth Fund Class I
     2001 ............................................         0.80%     146,635      7.143137      1,047,434     -11.55%
     2000 ............................................         0.80%      85,563      8.076240        691,027     -19.24% 5/1/00
  Nationwide(R) SAT - Small Cap Value Fund Class I
     2001 ............................................         0.80%     679,631     15.235359     10,354,422      27.25%
     2000 ............................................         0.80%     275,697     11.972833      3,300,874      10.32%
     1999 ............................................         0.80%     165,130     10.852975      1,792,152      26.82%
     1998 ............................................         0.80%      50,840      8.557853        435,081     -14.42% 5/1/98
  Nationwide(R) SAT - Small Company Fund Class I
     2001 ............................................         0.80%     928,089     23.188796     21,521,266      -7.45%
     2000 ............................................         0.80%     998,068     25.056031     25,007,623       8.03%
     1999 ............................................         0.80%     907,754     23.192622     21,053,195      42.87%
     1998 ............................................         0.80%     879,309     16.233001     14,273,824       0.02%
     1997 ............................................         0.80%     690,077     16.199871     11,179,158      16.41%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
     2001 ............................................         0.80%     146,210      5.605279        819,548     -30.87%
     2000 ............................................         0.80%      76,685      8.108035        621,765     -18.92% 5/1/00
  Nationwide(R) SAT - Total Return Fund Class I
     2001 ............................................         0.80%   2,295,929     29.801440     68,421,990     -12.53%
     2000 ............................................         0.80%   2,359,054     34.069071     80,370,778      -2.90%
     1999 ............................................         0.80%   2,622,351     35.085217     92,005,754       6.09%
     1998 ............................................         0.80%   2,650,483     33.070880     87,653,805      17.13%
     1997 ............................................         0.80%   2,342,232     28.233403     66,129,180      28.40%
  Nationwide(R) SAT - Turner Growth Focus Fund Class I
     2001 ............................................         0.80%      50,607      3.829622        193,806     -39.52%
     2000 ............................................         0.80%       7,806      6.332010         49,428     -36.68%
  Neuberger Berman AMT - Balanced Portfolio
     2001 ............................................         0.80%         636     22.433930         14,268      -3.34% 6/15/01
  Neuberger Berman AMT - Growth Portfolio
     2001 ............................................         0.80%     800,152     22.896752     18,320,882     -30.92%
     2000 ............................................         0.80%     793,907     33.145055     26,314,091     -12.36%
     1999 ............................................         0.80%     660,524     37.818375     24,979,944      49.20%
     1998 ............................................         0.80%     767,489     25.347646     19,454,039      14.61%
     1997 ............................................         0.80%     628,860     22.117203     13,908,624      27.98%
  Neuberger Berman AMT - Guardian Portfolio
     2001 ............................................         0.80%     196,852     10.409898      2,049,209      -2.30%
     2000 ............................................         0.80%     149,159     10.654639      1,589,235       0.33%
     1999 ............................................         0.80%     181,217     10.619652      1,924,461      14.02%
     1998 ............................................         0.80%      71,761      9.314041        668,385      -6.86% 5/1/98
  Neuberger Berman AMT - Limited Maturity Bond Portfolio
     2001 ............................................         0.80%     178,198     17.101800      3,047,507       7.91%
     2000 ............................................         0.80%     141,846     15.848178      2,248,001       5.94%
     1999 ............................................         0.80%     203,409     14.959827      3,042,963       0.67%
     1998 ............................................         0.80%     195,748     14.860392      2,908,892       3.56%
     1997 ............................................         0.80%     178,356     14.349688      2,559,353       5.89%
  Neuberger Berman AMT - Partners Portfolio
     2001 ............................................         0.80%     777,174     24.119941     18,745,391      -3.61%
     2000 ............................................         0.80%     781,588     25.022294     19,557,125      -0.01%
     1999 ............................................         0.80%   1,008,241     25.046437     25,252,845       6.51%
     1998 ............................................         0.80%   1,151,452     23.514569     27,075,898       3.38%
     1997 ............................................         0.80%     928,663     22.746051     21,123,416      30.21%
  Oppenheimer Aggressive Growth Fund/VA
     2001 ............................................         0.80%     298,688      5.306432      1,584,968     -31.82%
     2000 ............................................         0.80%     313,898      7.782869      2,443,027     -22.17% 5/1/00
  Oppenheimer Bond Fund/VA
     2001 ............................................         0.80%     499,632     19.904727      9,945,039       6.92%
     2000 ............................................         0.80%     480,377     18.615856      8,942,629       5.26%
     1999 ............................................         0.80%     520,266     17.686402      9,201,634      -2.30%
     1998 ............................................         0.80%     532,098     18.103341      9,632,752       5.95%
     1997 ............................................         0.80%     381,236     17.086434      6,513,964       8.38%

                                                                     (Continued)

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Oppenheimer Capital Appreciation Fund/VA
     2001 ............................................         0.80%     859,711     15.509895     13,334,027     -13.28%
     2000 ............................................         0.80%     796,536     17.884539     14,245,679      -1.02%
     1999 ............................................         0.80%     535,283     18.069110      9,672,087      40.53%
     1998 ............................................         0.80%     342,717     12.857977      4,406,647      23.01%
     1997 ............................................         0.80%      40,779     10.452595        426,246       4.53% 7/14/97
  Oppenheimer Global Securities Fund/VA
     2001 ............................................         0.80%   1,078,042     26.520512     28,590,226     -12.74%
     2000 ............................................         0.80%   1,096,887     30.393395     33,338,120       4.26%
     1999 ............................................         0.80%   1,018,848     29.152831     29,702,304      57.22%
     1998 ............................................         0.80%     980,014     18.542353     18,171,766      13.20%
     1997 ............................................         0.80%     855,620     16.380762     14,015,708      21.45%
  Oppenheimer Main Street Growth & Income Fund/VA
     2001 ............................................         0.80%      73,856      8.026816        592,829     -10.88%
     2000 ............................................         0.80%      33,482      9.006749        301,564      -9.93% 5/1/00
  Oppenheimer Multiple Strategies Fund/VA
     2001 ............................................         0.80%     394,571     26.951432     10,634,253       1.40%
     2000 ............................................         0.80%     412,843     26.579650     10,973,222       5.59%
     1999 ............................................         0.80%     437,927     25.171538     11,023,296      10.91%
     1998 ............................................         0.80%     460,679     22.696024     10,455,582       5.80%
     1997 ............................................         0.80%     387,094     21.450954      8,303,536      16.29%
  Strong Opportunity Fund II, Inc. ...................
     2001 ............................................         0.80%     901,762     40.890795     36,873,765      -4.48%
     2000 ............................................         0.80%     877,807     42.709091     37,490,339       5.75%
     1999 ............................................         0.80%     898,106     40.478200     36,353,714      33.83%
     1998 ............................................         0.80%     874,006     30.245312     26,434,584      12.64%
     1997 ............................................         0.80%     791,884     26.851737     21,263,461      24.46%
  Strong VIF - Strong Discovery Fund II
     2001 ............................................         0.80%     269,121     21.646818      5,825,613       3.25%
     2000 ............................................         0.80%     271,144     20.965624      5,684,703       3.57%
     1999 ............................................         0.80%     296,260     20.243703      5,997,399       4.25%
     1998 ............................................         0.80%     360,468     19.418031      6,999,579       6.41%
     1997 ............................................         0.80%     337,867     18.249145      6,165,784      10.50%
  Strong VIF - Strong International Stock Fund II
     2001 ............................................         0.80%     213,256      7.816872      1,666,995     -22.76%
     2000 ............................................         0.80%     210,636     10.120684      2,131,780     -40.00%
     1999 ............................................         0.80%     219,407     16.868902      3,701,155      85.71%
     1998 ............................................         0.80%     149,776      9.083353      1,360,468      -5.54%
     1997 ............................................         0.80%     140,532      9.615755      1,351,321     -14.21%
  UIF - Emerging Markets Debt Portfolio
     2001 ............................................         0.80%      74,719     10.822665        808,659       9.22%
     2000 ............................................         0.80%      62,323      9.909218        617,572      10.50%
     1999 ............................................         0.80%      43,728      8.967304        392,122      28.35%
     1998 ............................................         0.80%      34,905      6.986851        243,876     -28.95%
     1997 ............................................         0.80%      16,674      9.833749        163,968      -1.66% 7/14/97

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  UIF - U.S. Real Estate Portfolio
     2001 ............................................         0.80%     313,717     21.092541      6,617,089       8.96%
     2000 ............................................         0.80%     277,285     19.357784      5,367,623      27.04%
     1999 ............................................         0.80%     246,788     15.237208      3,760,360      -4.14%
     1998 ............................................         0.80%     287,075     15.895654      4,563,245     -12.33%
     1997 ............................................         0.80%     275,704     18.130321      4,998,602      20.51%
     Van Eck WIT - Worldwide Bond Fund
     2001 ............................................         0.80%     120,008     13.323421      1,598,917      -5.86%
     2000 ............................................         0.80%     123,195     14.152095      1,743,467       1.06%
     1999 ............................................         0.80%     143,676     14.003753      2,012,003      -8.56%
     1998 ............................................         0.80%     154,980     15.314274      2,373,406      11.86%
     1997 ............................................         0.80%     121,423     13.690999      1,662,402       1.57%
     Van Eck WIT - Worldwide Emerging Markets Fund
     2001 ............................................         0.80%     444,368      6.445985      2,864,389      -2.60%
     2000 ............................................         0.80%     443,771      6.617911      2,936,837     -42.33%
     1999 ............................................         0.80%     576,742     11.474995      6,618,112      98.69%
     1998 ............................................         0.80%     253,188      5.775322      1,462,242     -34.66%
     1997 ............................................         0.80%     222,956      8.838307      1,970,554     -12.31%
     Van Eck WIT - Worldwide Hard Assets Fund
     2001 ............................................         0.80%     176,699     14.394010      2,543,407     -11.16%
     2000 ............................................         0.80%     186,255     16.202639      3,017,823      10.52%
     1999 ............................................         0.80%     206,979     14.660562      3,034,428      20.04%
     1998 ............................................         0.80%     206,325     12.213208      2,519,890     -31.52%
     1997 ............................................         0.80%     212,577     17.834480      3,791,200      -2.46%

Single Premium contracts issued on or after April 16, 1990:

  American Century VP - American Century VP Balanced
     2001 ............................................         1.30%      27,610     18.571841        512,769      -4.79%
     2000 ............................................         1.30%      29,587     19.506844        577,149      -3.90%
     1999 ............................................         1.30%      36,043     20.298769        731,629       8.64%
     1998 ............................................         1.30%      43,205     18.685028        807,287      14.28%
     1997 ............................................         1.30%      38,245     16.350628        625,330      14.31%
  American Century VP - American Century VP Capital
   Appreciation
     2001 ............................................         1.30%      93,041     18.500029      1,721,261     -29.00%
     2000 ............................................         1.30%     156,838     26.057031      4,086,733       7.63%
     1999 ............................................         1.30%     134,822     24.209204      3,263,933      62.40%
     1998 ............................................         1.30%     113,249     14.906965      1,688,199      -3.42%
     1997 ............................................         1.30%     129,674     15.434921      2,001,508      -4.51%
   American Century VP - American Century VP Income
    & Growth
     2001 ............................................         1.30%      40,468     10.066594        407,375      -9.54%
     2000 ............................................         1.30%      48,794     11.128733        543,015     -11.76%
     1999 ............................................         1.30%      53,220     12.612413        671,233      16.50%
     1998 ............................................         1.30%      18,703     10.826437        202,487       8.26% 5/1/98
   American Century VP - American Century VP
    International
     2001 ............................................         1.30%     105,515     14.988556      1,581,517     -30.10%
     2000 ............................................         1.30%     126,911     21.441430      2,721,153     -17.90%
     1999 ............................................         1.30%     162,982     26.114709      4,256,228      61.93%
     1998 ............................................         1.30%     168,629     16.127264      2,719,524      17.23%
     1997 ............................................         1.30%     109,065     13.757328      1,500,443      17.10%

                                                                     (Continued)

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  American Century VP - American Century VP Value
     2001 ............................................         1.30%     123,905     16.598988      2,056,698      11.36%
     2000 ............................................         1.30%      57,614     14.906133        858,802      16.63%
     1999 ............................................         1.30%      26,781     12.781220        342,294      -2.13%
     1998 ............................................         1.30%      25,086     13.059452        327,609       3.46%
     1997 ............................................         1.30%      36,293     12.622928        458,124      24.45%
  Credit Suisse Trust - Global Post-Venture Capital
   Portfolio
     2001 ............................................         1.30%       7,002     10.873870         76,139     -29.56%
     2000 ............................................         1.30%      11,974     15.438040        184,855     -19.98%
     1999 ............................................         1.30%      88,739     19.293144      1,712,054      61.39%
     1998 ............................................         1.30%      23,108     11.954408        276,242       5.13%
     1997 ............................................         1.30%      20,440     11.370593        232,415      11.87%
  Credit Suisse Trust - International Equity Portfolio
     2001 ............................................         1.30%      55,979      9.868857        552,449     -23.29%
     2000 ............................................         1.30%      66,083     12.864457        850,122     -26.85%
     1999 ............................................         1.30%      81,838     17.586224      1,439,221      51.45%
     1998 ............................................         1.30%      92,476     11.611647      1,073,799       3.99%
     1997 ............................................         1.30%     134,117     11.166430      1,497,608      -3.52%
  Credit Suisse Trust - Small Cap Growth Portfolio
     2001 ............................................         1.30%      82,230     17.109846      1,406,943     -17.10%
     2000 ............................................         1.30%     118,070     20.639565      2,436,913     -19.17%
     1999 ............................................         1.30%     114,996     25.533360      2,936,234      66.90%
     1998 ............................................         1.30%     152,727     15.298780      2,336,537      -4.11%
     1997 ............................................         1.30%     175,452     15.954033      2,799,167      14.16%
  Dreyfus IP - European Equity Portfolio
     2001 ............................................         1.30%       2,993      6.578172         19,688     -29.06%
     2000 ............................................         1.30%       5,683      9.273374         52,701      -7.27% 5/1/00
  The Dreyfus Socially Responsible Growth Fund, Inc. .
     2001 ............................................         1.30%      22,613     23.777410        537,679     -23.58%
     2000 ............................................         1.30%      33,067     31.114958      1,028,878     -12.18%
     1999 ............................................         1.30%      31,488     35.428815      1,115,583      28.40%
     1998 ............................................         1.30%      27,695     27.592332        764,170      27.71%
     1997 ............................................         1.30%      27,923     21.605205        603,282      26.78%
  Dreyfus Stock Index Fund
     2001 ............................................         1.30%     215,776     25.286872      5,456,300     -13.32%
     2000 ............................................         1.30%     248,888     29.173405      7,260,910     -10.45%
     1999 ............................................         1.30%     315,343     32.576553     10,272,788      19.05%
     1998 ............................................         1.30%     326,895     27.364353      8,945,270      26.56%
     1997 ............................................         1.30%     252,267     21.622115      5,454,546      31.24%
  Dreyfus VIF - Appreciation Portfolio
     2001 ............................................         1.30%      80,268     12.653068      1,015,636     -10.49%
     2000 ............................................         1.30%      69,804     14.135555        986,718      -1.93%
     1999 ............................................         1.30%      81,279     14.413356      1,171,503      10.02%
     1998 ............................................         1.30%      62,982     13.101026        825,129      28.54%
     1997 ............................................         1.30%       8,365     10.192453         85,260       1.92% 7/14/97

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Dreyfus VIF - Growth and Income Portfolio
     2001 ............................................         1.30%      12,109     12.876695        155,924      -7.07%
     2000 ............................................         1.30%      16,818     13.856323        233,036      -5.02%
     1999 ............................................         1.30%       9,941     14.588194        145,021      15.38%
     1998 ............................................         1.30%      14,240     12.644103        180,052      10.37%
     1997 ............................................         1.30%      11,510     11.456116        131,860      14.71%
  Fidelity(R) VIP - Equity-Income Portfolio:
   Initial Class
     2001 ............................................         1.30%     292,636     35.855591     10,492,637      -6.19%
     2000 ............................................         1.30%     304,863     38.221825     11,652,420       7.03%
     1999 ............................................         1.30%     395,355     35.712129     14,118,969       4.96%
     1998 ............................................         1.30%     456,214     34.025630     15,522,969      10.19%
     1997 ............................................         1.30%     525,933     30.880183     16,240,907      26.45%
  Fidelity(R) VIP - Growth Portfolio: Initial Class
     2001 ............................................         1.30%     283,815     38.662344     10,972,953     -18.72%
     2000 ............................................         1.30%     342,658     47.567395     16,299,348     -12.12%
     1999 ............................................         1.30%     355,884     54.130524     19,264,187      35.66%
     1998 ............................................         1.30%     376,885     39.900577     15,037,929      37.69%
     1997 ............................................         1.30%     325,852     28.978553      9,442,719      21.89%
  Fidelity(R) VIP - High Income Portfolio:
   Initial Class
     2001 ............................................         1.30%      93,229     19.673202      1,834,113     -12.88%
     2000 ............................................         1.30%     100,049     22.581448      2,259,251     -23.47%
     1999 ............................................         1.30%     105,520     29.506936      3,113,572       6.76%
     1998 ............................................         1.30%     144,326     27.638937      3,989,017      -5.56%
     1997 ............................................         1.30%     160,493     29.267460      4,697,222      16.15%
  Fidelity(R) VIP - Overseas Portfolio: Initial Class
     2001 ............................................         1.30%     150,144     15.174561      2,278,369     -22.19%
     2000 ............................................         1.30%     168,125     19.502680      3,278,888     -20.15%
     1999 ............................................         1.30%     213,601     24.423718      5,216,931      40.79%
     1998 ............................................         1.30%     248,471     17.348011      4,310,478      11.29%
     1997 ............................................         1.30%     310,985     15.587449      4,847,463      10.11%
  Fidelity(R) VIP II - Asset Manager Portfolio:
   Initial Class
     2001 ............................................         1.30%     187,390     26.691052      5,001,636      -5.34%
     2000 ............................................         1.30%     201,334     28.195602      5,676,733      -5.16%
     1999 ............................................         1.30%     211,956     29.730624      6,301,584       9.66%
     1998 ............................................         1.30%     253,412     27.112311      6,870,585      13.57%
     1997 ............................................         1.30%     293,986     23.873730      7,018,542      19.09%
  Fidelity(R) VIP II - Contrafund Portfolio:
   Initial Class
     2001 ............................................         1.30%     215,185     20.409441      4,391,806     -13.39%
     2000 ............................................         1.30%     250,535     23.563410      5,903,459      -7.82%
     1999 ............................................         1.30%     290,335     25.563198      7,421,891      22.65%
     1998 ............................................         1.30%     275,660     20.842351      5,745,402      28.30%
     1997 ............................................         1.30%     257,262     16.244815      4,179,174      22.54%
  Fidelity(R) VIP III - Growth Opportunities Portfolio:
   Initial Class
     2001 ............................................         1.30%      17,924      9.571123        171,553     -15.53%
     2000 ............................................         1.30%      19,392     11.331281        219,736     -18.13%
     1999 ............................................         1.30%      21,868     13.841079        302,677       2.93%
     1998 ............................................         1.30%      64,568     13.447707        868,292      23.01%
     1997 ............................................         1.30%      31,619     10.932562        345,677       9.33% 7/14/97

                                                                     (Continued)

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Janus AS - Capital Appreciation Portfolio -
   Service Shares
     2001 ............................................         1.30%      15,561      6.068452         94,431     -22.85%
     2000 ............................................         1.30%      22,133      7.865419        174,085     -21.35% 5/1/00
  Janus AS - Global Technology Portfolio -
   Service Shares
     2001 ............................................         1.30%      44,468      4.157888        184,893     -38.13%
     2000 ............................................         1.30%      52,739      6.720656        354,441     -32.79% 5/1/00
  Janus AS - International Growth Portfolio -
   Service Shares
     2001 ............................................         1.30%      59,476      5.958051        354,361     -24.43%
     2000 ............................................         1.30%      72,749      7.883682        573,530     -21.16% 5/1/00
  Nationwide(R) SAT - Capital Appreciation Fund
   Class I
     2001 ............................................         1.30%      37,694     16.217110        611,288     -29.07%
     2000 ............................................         1.30%      45,948     22.863519      1,050,533     -27.48%
     1999 ............................................         1.30%      62,075     31.526314      1,956,996       2.93%
     1998 ............................................         1.30%     113,664     30.628674      3,481,378      28.29%
     1997 ............................................         1.30%      71,279     23.875030      1,701,788      32.76%
  Nationwide(R) SAT - Dreyfus Mid Cap Index Fund
   Class I
     2001 ............................................         1.30%      41,031     10.157238        416,762      -2.59%
     2000 ............................................         1.30%      10,564     10.427067        110,152       4.27% 5/1/00
  Nationwide(R) SAT - Gartmore Emerging Markets Fund
   Class I
     2001 ............................................         1.30%       1,128      8.127810          9,168      -6.42%
  Nationwide(R) SAT - Gartmore Global Technology &
   Communications Fund Class I
     2001 ............................................         1.30%      13,394      3.391119         45,421     -43.47%
     2000 ............................................         1.30%      18,398      5.998698        110,364     -40.01% 10/2/00
  Nationwide(R) SAT - Government Bond Fund Class I
     2001 ............................................         1.30%     253,883     21.700608      5,509,415       5.86%
     2000 ............................................         1.30%     188,357     20.498919      3,861,115      11.09%
     1999 ............................................         1.30%     240,383     18.452016      4,435,551      -3.61%
     1998 ............................................         1.30%     274,184     19.142839      5,248,660       7.50%
     1997 ............................................         1.30%     255,535     17.806978      4,550,306       8.25%
  Nationwide(R) SAT - MAS Multi Sector Bond Fund
   Class I
     2001 ............................................         1.30%         269     10.698042          2,878       2.84%
     2000 ............................................         1.30%       1,928     10.403041         20,057       4.03% 5/1/00
  Nationwide(R) SAT - Money Market Fund Class I
     2001 ............................................         1.30%     788,057     14.917365     11,755,734       2.25%
     2000 ............................................         1.30%     857,846     14.589227     12,515,310       4.66%
     1999 ............................................         1.30%   1,082,615     13.940225     15,091,897       3.49%
     1998 ............................................         1.30%     814,530     13.470763     10,972,341       3.90%
     1997 ............................................         1.30%   1,051,590     12.964662     13,633,509       3.89%
  Nationwide(R) SAT - Small Cap Growth Fund Class I
     2001 ............................................         1.30%      10,664      7.083730         75,541     -12.00%
     2000 ............................................         1.30%       3,122      8.049546         25,131     -29.07% 5/1/00
  Nationwide(R) SAT - Small Cap Value Fund Class I
     2001 ............................................         1.30%     193,975     14.958425      2,901,560      26.61%
     2000 ............................................         1.30%     236,917     11.814503      2,799,057       9.77%
     1999 ............................................         1.30%      23,585     10.762831        253,841      26.19%
     1998 ............................................         1.30%      28,961      8.529271        247,016     -14.71% 5/1/98

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Nationwide(R) SAT - Small Company Fund Class I
     2001 ............................................         1.30%      42,033     22.482240        944,996      -7.92%
     2000 ............................................         1.30%      74,796     24.415235      1,826,162       7.50%
     1999 ............................................         1.30%      66,890     22.712185      1,519,218      42.16%
     1998 ............................................         1.30%      68,318     15.976308      1,091,469      -0.30%
     1997 ............................................         1.30%      79,580     16.023638      1,275,161      15.83%
  Nationwide(R) SAT - Strong Mid Cap Growth Fund
   Class I
     2001 ............................................         1.30%       3,579      5.558609         19,894     -31.22%
     2000 ............................................         1.30%       9,148      8.081237         73,927     -19.19% 5/1/00
  Nationwide(R) SAT - Total Return Fund Class I
     2001 ............................................         1.30%      91,363     30.449581      2,781,965     -12.97%
     2000 ............................................         1.30%     103,521     34.985736      3,621,758      -3.38%
     1999 ............................................         1.30%     115,322     36.208762      4,175,667       5.56%
     1998 ............................................         1.30%     136,311     34.300994      4,675,603      16.55%
     1997 ............................................         1.30%     149,445     29.430261      4,398,205      27.76%
  Nationwide(R) SAT - Turner Growth Focus Fund Class I
     2001 ............................................         1.30%       2,633      3.805692         10,020     -39.82%
  Neuberger Berman AMT - Growth Portfolio
     2001 ............................................         1.30%     116,532     22.639891      2,638,272     -31.27%
     2000 ............................................         1.30%     110,577     32.939123      3,642,309     -12.79%
     1999 ............................................         1.30%      97,552     37.771042      3,684,641      48.46%
     1998 ............................................         1.30%     136,629     25.442656      3,476,205      14.03%
     1997 ............................................         1.30%     135,697     22.311330      3,027,581      27.34%
  Neuberger Berman AMT - Guardian Portfolio
     2001 ............................................         1.30%       7,490     10.220670         76,553      -2.79%
     2000 ............................................         1.30%       4,316     10.513749         45,377      -0.17%
     1999 ............................................         1.30%       2,945     10.531438         31,015      13.45%
     1998 ............................................         1.30%       4,760      9.282948         44,187      -7.17% 5/1/98
  Neuberger Berman AMT - Limited Maturity Bond
   Portfolio
     2001 ............................................         1.30%      64,208     17.341018      1,113,432       7.37%
     2000 ............................................         1.30%      55,938     16.150810        903,444       5.41%
     1999 ............................................         1.30%      58,827     15.321478        901,317       0.17%
     1998 ............................................         1.30%      76,004     15.295923      1,162,551       3.04%
     1997 ............................................         1.30%     169,876     14.844266      2,521,685       5.36%
  Neuberger Berman AMT - Partners Portfolio
     2001 ............................................         1.30%      58,929     23.242157      1,369,637      -4.09%
     2000 ............................................         1.30%      56,278     24.233377      1,363,806      -0.59%
     1999 ............................................         1.30%      69,118     24.377639      1,684,934       5.98%
     1998 ............................................         1.30%     176,971     23.001381      4,070,577       2.86%
     1997 ............................................         1.30%     233,445     22.361130      5,220,094      29.56%
  Oppenheimer Aggressive Growth Fund/VA
     2001 ............................................         1.30%      12,032      5.262277         63,316     -32.16%
     2000 ............................................         1.30%      25,730      7.757136        199,591     -22.43% 5/1/00
  Oppenheimer Bond Fund/VA
     2001 ............................................         1.30%      71,479     20.452013      1,461,889       6.39%
     2000 ............................................         1.30%      57,658     19.224081      1,108,422       4.73%
     1999 ............................................         1.30%      70,351     18.355321      1,291,315      -2.79%
     1998 ............................................         1.30%      84,868     18.882225      1,602,497       5.42%
     1997 ............................................         1.30%      89,920     17.910876      1,610,546       7.84%

                                                                     (Continued)

                                                             CONTRACT                               CONTRACT
                                                              EXPENSE                 UNIT           OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE        EQUITY      RETURN**
                                                             --------    -----     ----------       --------     --------
  Oppenheimer Capital Appreciation Fund/VA
     2001 ............................................         1.30%      89,005     15.167382      1,349,973     -13.71%
     2000 ............................................         1.30%      91,772     17.577949      1,613,164      -1.51%
     1999 ............................................         1.30%      60,384     17.847892      1,077,727      39.83%
     1998 ............................................         1.30%      26,155     12.764150        333,846      22.40%
     1997 ............................................         1.30%      10,788     10.428297        112,500       4.28% 7/14/97
  Oppenheimer Global Securities Fund/VA
     2001 ............................................         1.30%      89,126     25.449092      2,268,176     -13.18%
     2000 ............................................         1.30%     103,662     29.312842      3,038,628       3.74%
     1999 ............................................         1.30%      99,036     28.256521      2,798,413      56.44%
     1998 ............................................         1.30%      88,848     18.062180      1,604,789      12.63%
     1997 ............................................         1.30%     113,733     16.036486      1,823,878      20.84%
  Oppenheimer Main Street Growth & Income Fund/VA
     2001 ............................................         1.30%      11,244      7.960162         89,504     -11.33%
     2000 ............................................         1.30%       3,017      8.977032         27,084     -10.23% 5/1/00
  Oppenheimer Multiple Strategies Fund/VA
     2001 ............................................         1.30%      95,325     26.649037      2,540,319       0.89%
     2000 ............................................         1.30%     102,256     26.413991      2,700,989       5.07%
     1999 ............................................         1.30%     106,259     25.139330      2,671,280      10.35%
     1998 ............................................         1.30%     110,357     22.780548      2,513,993       5.28%
     1997 ............................................         1.30%     152,543     21.638756      3,300,841      15.71%
  Strong Opportunity Fund II, Inc.
     2001 ............................................         1.30%      99,955     38.960989      3,894,346      -4.95%
     2000 ............................................         1.30%     101,232     40.898881      4,140,276       5.23%
     1999 ............................................         1.30%     102,073     38.955700      3,976,325      33.17%
     1998 ............................................         1.30%     111,969     29.253391      3,275,473      12.08%
     1997 ............................................         1.30%     132,285     26.101254      3,452,804      23.83%
  Strong VIF - Strong Discovery Fund II
     2001 ............................................         1.30%      35,961     20.624646        741,683       2.73%
     2000 ............................................         1.30%      29,577     20.076460        593,801       3.05%
     1999 ............................................         1.30%      32,996     19.481837        642,823       3.73%
     1998 ............................................         1.30%      58,970     18.780910      1,107,510       5.87%
     1997 ............................................         1.30%      68,152     17.738866      1,208,939       9.95%
  Strong VIF - Strong International Stock Fund II
     2001 ............................................         1.30%      28,858      7.578594        218,703     -23.15%
     2000 ............................................         1.30%      77,557      9.861771        764,849     -40.30%
     1999 ............................................         1.30%     142,490     16.519505      2,353,864      84.79%
     1998 ............................................         1.30%      35,834      8.939643        320,343      -6.01%
     1997 ............................................         1.30%      40,251      9.511045        382,829     -14.64%
  UIF - Emerging Markets Debt Portfolio
     2001 ............................................         1.30%       7,324     10.583651         77,515       8.67%
     2000 ............................................         1.30%       9,551      9.739230         93,019       9.96%
     1999 ............................................         1.30%       6,540      8.857388         57,927      27.71%
     1998 ............................................         1.30%       7,315      6.935753         50,735     -29.31%
     1997 ............................................         1.30%       5,443      9.810873         53,401      -1.89% 7/14/97

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             CONTRACT                                 CONTRACT
                                                              EXPENSE                 UNIT             OWNERS'      TOTAL
                                                               RATE*     UNITS     FAIR VALUE          EQUITY      RETURN**
                                                             --------    -----     ----------         --------     --------
  UIF - U.S. Real Estate Portfolio
     2001 ............................................         1.30%      53,253     20.418602        1,087,352       8.41%
     2000 ............................................         1.30%      50,123     18.833757          944,004      26.41%
     1999 ............................................         1.30%      39,678     14.898574          591,146      -4.62%
     1998 ............................................         1.30%      67,042     15.620311        1,047,217     -12.76%
     1997 ............................................         1.30%      98,406     17.905659        1,762,024      19.91%
  Van Eck WIT - Worldwide Bond Fund
     2001 ............................................         1.30%      33,122     13.823940          457,877      -6.33%
     2000 ............................................         1.30%      31,281     14.757769          461,638       0.56%
     1999 ............................................         1.30%      34,273     14.675886          502,987      -9.01%
     1998 ............................................         1.30%      56,294     16.129801          908,011      11.30%
     1997 ............................................         1.30%      45,566     14.492332          660,358       1.07%
  Van Eck WIT - Worldwide Emerging Markets Fund
     2001 ............................................         1.30%      34,168      6.285993          214,780      -3.09%
     2000 ............................................         1.30%      37,709      6.486254          244,590     -42.61%
     1999 ............................................         1.30%     123,914     11.302972        1,400,596      97.70%
     1998 ............................................         1.30%      25,018      5.717162          143,032     -34.98%
     1997 ............................................         1.30%      35,382      8.793232          311,122     -12.75%
  Van Eck WIT - Worldwide Hard Assets Fund
     2001 ............................................         1.30%      38,241     12.731937          486,882     -11.61%
     2000 ............................................         1.30%      57,160     14.404038          823,335       9.97%
     1999 ............................................         1.30%      71,735     13.098076          939,590      19.44%
     1998 ............................................         1.30%     128,220     10.966233        1,406,090     -31.86%
     1997 ............................................         1.30%     142,782     16.093994        2,297,933      -2.95%
                                                                                                 --------------

Total Contract Owners' Equity by Year
     2001.....................................................................................   $  933,404,977
                                                                                                 ==============
     2000.....................................................................................   $1,071,884,297
                                                                                                 ==============
     1999.....................................................................................   $1,144,615,392
                                                                                                 ==============
     1998.....................................................................................   $  894,156,479
                                                                                                 ==============
     1997.....................................................................................   $  658,587,322
                                                                                                 ==============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the "Company"), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 29, 2002

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)

                                                                                              December 31,
                                                                                     ------------------------------
                                                                                        2001                 2000
                                                                                     =========            =========
                                     ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $17,961.6 in 2001; $15,245.8 in 2000)            $18,370.8            $15,443.0
    Equity securities (cost $83.0 in 2001; $103.5 in 2000)                                94.0                109.0
  Mortgage loans on real estate, net                                                   7,113.1              6,168.3
  Real estate, net                                                                       172.0                310.7
  Policy loans                                                                           591.1                562.6
  Other long-term investments                                                            125.0                101.8
  Short-term investments, including amounts managed by a related party                 1,011.3                442.6
                                                                                     ---------            ---------
                                                                                      27,477.3             23,138.0
                                                                                     ---------            ---------

Cash                                                                                      22.6                 18.4
Accrued investment income                                                                306.7                251.4
Deferred policy acquisition costs                                                      3,189.0              2,865.6
Other assets                                                                             646.0                396.7
Assets held in separate accounts                                                      59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

                      LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                    $25,216.0            $22,183.6
Short-term debt                                                                          100.0                118.7
Long-term debt, payable to NFS                                                           300.0                   --
Other liabilities                                                                      2,307.9              1,164.9
Liabilities related to separate accounts                                              59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                      87,436.9             89,364.4
                                                                                     ---------            ---------

Commitments and contingencies (notes 10 and 15)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                              3.8                  3.8
  Additional paid-in capital                                                             646.1                646.1
  Retained earnings                                                                    2,863.1              2,436.3
  Accumulated other comprehensive income                                                 204.7                116.7
                                                                                     ---------            ---------
                                                                                       3,717.7              3,202.9
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                             Years ended December 31,
                                                                                    ------------------------------------------
                                                                                     2001             2000             1999
                                                                                    ========         ========         ========
Revenues:
  Policy charges                                                                    $1,017.3         $1,091.4         $  895.5
  Life insurance premiums                                                              251.1            240.0            220.8
  Net investment income                                                              1,725.0          1,654.9          1,520.8
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                                (62.7)           (19.4)           (11.6)
      Related party                                                                     44.4               --               --
  Other                                                                                 14.1             17.0             66.1
                                                                                    --------         --------         --------
                                                                                     2,989.2          2,983.9          2,691.6
                                                                                    --------         --------         --------

Benefits and expenses:
  Interest credited to policyholder account balances                                 1,238.7          1,182.4          1,096.3
  Other benefits and claims                                                            280.3            241.6            210.4
  Policyholder dividends on participating policies                                      41.7             44.5             42.4
  Amortization of deferred policy acquisition costs                                    347.9            352.1            272.6
  Interest expense on debt                                                               6.2              1.3               --
  Other operating expenses                                                             444.1            479.0            463.4
                                                                                    --------         --------         --------
                                                                                     2,358.9          2,300.9          2,085.1
                                                                                    --------         --------         --------

    Income before federal income tax expense and cumulative effect of
     adoption of accounting principles                                                 630.3            683.0            606.5
Federal income tax expense                                                             161.4            207.7            201.4
                                                                                    --------         --------         --------
    Income before cumulative effect of adoption of accounting principles               468.9            475.3            405.1
Cumulative effect of adoption of accounting principles, net of tax                      (7.1)              --               --
                                                                                    --------         --------         --------
    Net income                                                                      $  461.8         $  475.3         $  405.1
                                                                                    ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2001, 2000 and 1999
                                  (in millions)

                                                                                           Accumulated
                                                            Additional                        other            Total
                                                Common        paid-in       Retained       comprehensive   shareholder's
                                                stock         capital       earnings       income (loss)       equity
                                               ========     ==========      ========       =============   =============
Balance as of December 31, 1998                     3.8         914.7        1,579.0            275.6        2,773.1

Comprehensive income:
    Net income                                       --            --          405.1               --          405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --           (315.0)        (315.0)
                                                                                                            --------
  Total comprehensive income                                                                                    90.1
                                                                                                            --------
Capital contribution                                 --          26.4           87.9             23.5          137.8
Return of capital to shareholder                     --        (175.0)            --               --         (175.0)
Dividends to shareholder                             --            --          (61.0)              --          (61.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 1999                     3.8         766.1        2,011.0            (15.9)       2,765.0
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          475.3               --          475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --            132.6          132.6
                                                                                                            --------
  Total comprehensive income                                                                                   607.9
                                                                                                            --------
Return of capital to shareholder                     --        (120.0)            --               --         (120.0)
Dividends to shareholder                             --            --          (50.0)              --          (50.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2000                $    3.8      $  646.1       $2,436.3         $  116.7       $3,202.9
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          461.8               --          461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --             98.2           98.2
    Cumulative effect of adoption of
      accounting principles, net of tax              --            --             --             (1.4)          (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                             --            --             --             (8.8)          (8.8)
                                                                                                            --------
  Total comprehensive income                                                                                   549.8
                                                                                                            --------
Dividends to shareholder                             --            --          (35.0)              --          (35.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2001                $    3.8      $  646.1       $2,863.1         $  204.7       $3,717.7
                                               ========      ========       ========         ========       ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)

                                                                                               Years ended December 31,
                                                                                      ------------------------------------------
                                                                                        2001             2000             1999
                                                                                      ========         ========         ========
Cash flows from operating activities:
  Net income                                                                          $  461.8         $  475.3         $  405.1
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                               1,238.7          1,182.4          1,096.3
      Capitalization of deferred policy acquisition costs                               (743.0)          (778.9)          (637.0)
      Amortization of deferred policy acquisition costs                                  347.9            352.1            272.6
      Amortization and depreciation                                                      (31.5)           (12.7)             2.4
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                               62.7             19.4             11.6
          Related parties                                                                (44.4)              --               --
     Cumulative effect of adoption of accounting principles                               10.9               --               --
      Increase in accrued investment income                                              (55.3)           (12.8)            (7.9)
     (Increase) decrease in other assets                                                (272.5)           (92.0)           122.9
      Increase (decrease) in policy liabilities                                           33.0             (0.3)           (20.9)
      Increase in other liabilities                                                      304.0            229.3            149.7
      Other, net                                                                           8.3             22.3             (8.6)
                                                                                      --------         --------         --------
        Net cash provided by operating activities                                      1,320.6          1,384.1          1,386.2
                                                                                      --------         --------         --------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                              3,933.9          2,988.7          2,307.9
  Proceeds from sale of securities available-for-sale                                    497.8            602.0            513.1
  Proceeds from repayments of mortgage loans on real estate                            1,204.4            911.7            696.7
  Proceeds from sale of real estate                                                       29.1             18.7              5.7
  Proceeds from sale of limited partnership to related party                             158.9               --               --
  Proceeds from repayments of policy loans and sale of other invested assets              68.9             79.3             40.9
  Cost of securities available-for-sale acquired                                      (7,123.6)        (3,475.5)        (3,724.9)
  Cost of mortgage loans on real estate acquired                                      (2,123.1)        (1,318.0)          (971.4)
  Cost of real estate acquired                                                            (0.4)            (7.1)           (14.2)
  Short-term investments, net                                                           (568.7)           (26.6)           (27.5)
  Collateral received - securities lending, net                                          791.6               --               --
  Other, net                                                                            (192.2)          (182.3)          (110.9)
                                                                                      --------         --------         --------
        Net cash used in investing activities                                         (3,323.4)          (409.1)        (1,284.6)
                                                                                      --------         --------         --------
Cash flows from financing activities:
  Net proceeds from issuance of long-term debt to NFS                                    300.0               --               --
  Capital returned to shareholder                                                           --           (120.0)          (175.0)
  Net change in short-term debt                                                          (18.7)           118.7               --
  Cash dividends paid                                                                    (35.0)          (100.0)           (13.5)
  Increase in investment and universal life insurance product account balances         5,976.7          4,517.0          3,799.4
  Decrease in investment and universal life insurance product account balances        (4,216.0)        (5,377.1)        (3,711.1)
                                                                                      --------         --------         --------
        Net cash provided by (used in) financing activities                            2,007.0           (961.4)          (100.2)
                                                                                      --------         --------         --------
Net increase in cash                                                                       4.2             13.6              1.4

Cash, beginning of year                                                                   18.4              4.8              3.4
                                                                                      --------         --------         --------
Cash, end of year                                                                     $   22.6         $   18.4         $    4.8
                                                                                      ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2001, 2000 and 1999

(1)   Organization and Description of Business

      Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States of America and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

      Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Securities, Inc., and Nationwide Investment Services Corporation.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 12.

      In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

      The most significant estimates include those used in determining deferred policy acquisition costs for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

      (a)   Consolidation Policy

            The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (b)   Valuation of Investments, Investment Income and Related Gains and
            Losses

            The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer. Impairment losses result in a reduction of the cost basis of the underlying investment.

            For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

            Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

            The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

            Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

            Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (c)   Derivative Instruments

            Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

            The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

            The Company may enter into receive fixed/pay variable interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

            Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item.

            From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

            The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires, or is sold, terminated or exercised, the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

            Prior to the adoption of SFAS 133, defined in note 2 (k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

      (d)   Revenues and Benefits

            Investment Products and Universal Life Insurance Products:
            Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

            Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (e)   Deferred Policy Acquisition Costs

            The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period.

            For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. The Company regularly reviews the estimated future gross profits and revises such estimates when appropriate. The cumulative change in amortization as a result of changes in estimates to reflect current best estimates is recorded as a charge or credit to amortization expense. The most significant assumptions that are involved in the estimation of future gross profits include future market performance and surrender/lapse rates. In the event actual expense differs significantly from assumptions or assumptions are significantly revised, the Company may be required to record a significant charge or credit to amortization expense. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

            For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

      (f)   Separate Accounts

            Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value except for separate account contracts with guaranteed investment returns. For all but $1.39 billion and $1.12 billion of separate account assets as of December 31, 2001 and 2000, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

      (g)   Future Policy Benefits

            Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

            Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

      (h)   Participating Business

            Participating business represented approximately 17% in 2001 (21% in 2000 and 29% in 1999) of the Company's life insurance in force, 63% in 2001 (66% in 2000 and 69% in 1999) of the number of life insurance policies in force, and 9% in 2001 (8% in 2000 and 13% in 1999) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (i)   Federal Income Tax

            The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

            The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

            The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

      (j)   Reinsurance Ceded

            Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

      (k)   Recently Issued Accounting Pronouncements

            In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
            133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

            SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

            As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI at January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively, as of January 1, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

            In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

            In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141) and Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets (SFAS 142).

            SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

            SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets, and will carry forward provisions in Opinion 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations ceased upon adoption of this statement, which was January 1, 2002 for the Company. Companies are required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the cumulative effect of a change in accounting principle.

            The Company does not expect any material impact of adopting SFAS 141 and SFAS 142 on the results of operations and financial position.

            In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions. SFAS 144 is effective for fiscal years beginning after December 15, 2001 (January 1, 2002 for the Company) and will carry forward many of the provisions of SFAS 121 and Opinion 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. Management does not expect the adoption of SFAS 144 to have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            In 2001, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 01-5, Amendments to Specific AICPA Pronouncements for Changes Related to the NAIC Codification (SOP 01-5). In doing so, AICPA SOP 94-5, Disclosures of Certain Matters in the Financial Statements of Insurance Enterprises, was amended to reflect the results of the completion of the NAIC codification of statutory accounting practices for certain insurance enterprises (Codification). The adoption of SOP 01-5 did not have an impact on the results of operations or financial position of the Company.

      (l)   Reclassification

            Certain items in the 2000 and 1999 consolidated financial statements and related footnotes have been reclassified to conform to the 2001 presentation.

(3)   Investments

      The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2001 and 2000 were:

                                                                                        Gross         Gross
                                                                     Amortized        unrealized    unrealized       Estimated
      (in millions)                                                    cost             gains         losses        fair value
                                                                     =========        ==========    ==========      ==========
      December 31, 2001
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   263.2        $    23.1     $     0.5        $   285.8
          Obligations of states and political subdivisions                 7.6              0.3            --              7.9
          Debt securities issued by foreign governments                   41.8              2.6            --             44.4
          Corporate securities                                        11,769.8            470.6         176.5         12,063.9
          Mortgage-backed securities - U.S. Government backed          2,012.3             67.8           3.7          2,076.4
          Asset-backed securities                                      3,866.9             76.7          51.2          3,892.4
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         17,961.6            641.1         231.9         18,370.8
        Equity securities                                                 83.0             11.0            --             94.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $18,044.6        $   652.1     $   231.9        $18,464.8
                                                                     =========        =========     =========        =========

      December 31, 2000
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   277.5        $    33.4     $     0.1        $   310.8
          Obligations of states and political subdivisions                 8.6              0.2            --              8.8
          Debt securities issued by foreign governments                   94.1              1.5           0.1             95.5
          Corporate securities                                         9,758.3            235.0         135.1          9,858.2
          Mortgage-backed securities - U.S. Government backed          2,719.1             46.1           3.8          2,761.4
          Asset-backed securities                                      2,388.2             36.3          16.2          2,408.3
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         15,245.8            352.5         155.3         15,443.0
        Equity securities                                                103.5              9.5           4.0            109.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $15,349.3        $   362.0     $   159.3        $15,552.0
                                                                     =========        =========     =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            Amortized              Estimated
      (in millions)                                                                           cost                 fair value
                                                                                            =========              ==========
      Fixed maturity securities available for sale:
         Due in one year or less                                                            $ 1,125.4               $ 1,141.7
         Due after one year through five years                                                5,154.4                 5,295.6
         Due after five years through ten years                                               4,073.6                 4,188.8
         Due after ten years                                                                  1,729.0                 1,775.9
                                                                                            ---------               ---------
                                                                                             12,082.4                12,402.0
          Mortgage-backed securities - U.S. Government backed                                 2,012.3                 2,076.4
          Asset-backed securities                                                             3,866.9                 3,892.4
                                                                                            ---------               ---------
                                                                                            $17,961.6               $18,370.8
                                                                                            =========               =========

      The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

      (in millions)                                                                           2001                    2000
                                                                                            =========               =========
      Gross unrealized gains                                                                $   420.2               $   202.7
      Adjustment to deferred policy acquisition costs                                           (94.9)                  (23.2)
      Deferred federal income tax                                                              (113.9)                  (62.8)
                                                                                            ---------               ---------
                                                                                            $   211.4               $   116.7
                                                                                            =========               =========

      An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

           (in millions)                                                   2001                  2000                   1999
                                                                          ======                ======                =======
      Securities available-for-sale:
        Fixed maturity securities                                         $212.0                $280.5                $(607.1)
        Equity securities                                                    5.5                  (2.5)                  (8.8)
                                                                          ------                ------                -------
                                                                          $217.5                $278.0                $(615.9)
                                                                          ======                ======                =======

      Proceeds from the sale of securities available-for-sale during 2001, 2000 and 1999 were $497.8 million, $602.0 million and $513.1 million, respectively. During 2001, gross gains of $31.3 million ($12.1 million and $10.4 million in 2000 and 1999, respectively) and gross losses of $10.1 million ($15.1 million and $35.5 million in 2000 and 1999, respectively) were realized on those sales.

      The Company had $25.2 million and $13.0 million of real estate investments as of December 31, 2001 and 2000, respectively, that were non-income producing the preceding twelve months.

      Real estate is presented at cost less accumulated depreciation of $22.0 million as of December 31, 2001 ($25.7 million as of December 31, 2000). The carrying value of real estate held for disposal totaled $33.4 million and $8.5 million as of December 31, 2001 and 2000, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The recorded investment of mortgage loans on real estate considered to be impaired was $29.9 million as of December 31, 2001 ($9.8 million as of December 31, 2000), which includes $5.3 million ($5.3 million as of December 31, 2000) of impaired mortgage loans on real estate for which the related valuation allowance was $1.0 million ($1.6 million as of December 31, 2000) and $24.6 million ($4.5 million as of December 31, 2000) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2001, the average recorded investment in impaired mortgage loans on real estate was $7.9 million ($7.7 million in 2000) and interest income recognized on those loans totaled $0.4 million in 2001 ($0.4 million in 2000) which is equal to interest income recognized using a cash-basis method of income recognition.

      Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

      (in millions)                                                              2001               2000               1999
                                                                               ========           ========           ========
      Allowance, beginning of year                                             $   45.3           $   44.4           $   42.4
        Additions (reductions) charged (credited) to operations                    (1.2)               4.1                0.7
        Direct write-downs charged against the allowance                           (1.2)              (3.2)                --
        Allowance on acquired mortgage loans                                         --                 --                1.3
                                                                               --------           --------           --------
           Allowance, end of year                                              $   42.9           $   45.3           $   44.4
                                                                               ========           ========           ========

      An analysis of investment income (loss) by investment type follows for the years ended December 31:

      (in millions)                                                              2001              2000               1999
                                                                               ========           ========           ========
      Gross investment income:
        Securities available-for-sale:
          Fixed maturity securities                                            $1,181.1           $1,095.5           $1,031.3
          Equity securities                                                         1.8                2.6                2.5
        Mortgage loans on real estate                                             527.9              494.5              460.4
        Real estate                                                                33.1               32.2               28.8
        Short-term investments                                                     28.3               27.0               18.6
        Derivatives                                                               (19.7)               3.9               (1.0)
        Other                                                                      20.9               49.3               27.5
                                                                               --------           --------           --------
            Total investment income                                             1,773.4            1,705.0            1,568.1
      Less investment expenses                                                     48.4               50.1               47.3
                                                                               --------           --------           --------
            Net investment income                                              $1,725.0           $1,654.9           $1,520.8
                                                                               ========           ========           ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      An analysis of net realized (losses) gains on investments, hedging instruments and hedged items, by investment type follows for the years ended December 31:

      (in millions)                                                                       2001           2000           1999
                                                                                         ======         ======         ======
      Unrelated parties:
         Realized gains (losses) on sale of securities available-for-sale:
            Fixed maturity securities                                                    $ 20.8         $ (7.7)        $(32.5)
            Equity securities                                                               0.4            4.7            7.4
         Other-than-temporary impairments of securities available-for-sale:
            Fixed maturity securities                                                     (66.1)         (10.5)           7.5
            Equity securities                                                             (13.8)            --             --
         Real estate                                                                        1.9           (0.5)           0.9
         Mortgage loans on real estate(1)                                                   0.6           (4.2)          (0.6)
         Derivatives                                                                         --           (2.7)          (1.6)
         Other                                                                             (6.5)           1.5            7.3
                                                                                         ------         ------         ------
                                                                                          (62.7)         (19.4)         (11.6)
      Related party - gain on sale of limited partnership                                  44.4             --             --
                                                                                         ------         ------         ------
      Net realized losses on investments, hedging instruments and
          hedged items                                                                   $(18.3)        $(19.4)        $(11.6)
                                                                                         ======         ======         ======

----------
      (1) The 2001 amount is comprised of $9.9 million of net realized gains on the sale of mortgage loans on real estate, including those related to a securitization transaction, and $9.3 million of realized losses on derivatives hedging the sale of mortgage loans on real estate.

      Fixed maturity securities with an amortized cost of $6.6 million as of December 31, 2001 and $6.5 million as of December 31, 2000 were on deposit with various regulatory agencies as required by law. In addition, fixed maturity securities with an amortized cost of $6.3 million as of December 31, 2000 were placed in escrow under a contractual obligation and none as of December 31, 2001.

      As of December 31, 2001 the Company had pledged fixed maturity securities with a fair value of $112.3 million as collateral to various derivative counterparties.

      As of December 31, 2001 the Company held collateral of $18.0 million on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

      As of December 31, 2001, the Company had loaned securities with a fair value of $775.5 million. As of December 31, 2001 the Company held collateral of $791.6 million. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(4)   Short-term Debt

      NLIC has established a $300 million commercial paper program under which, borrowings are unsecured and are issued for terms of 364 days or less. As of December 31, 2001 and 2000 the Company had $100.0 million and $118.7 million, respectively, of commercial paper outstanding at an average effective rate of 1.90% and 6.53%, respectively. See also note 14.

(5)   Long-term Debt, payable to NFS

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(6)   Derivative Financial Instruments

      QUALITATIVE DISCLOSURE

      Interest Rate Risk Management

      The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

      Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

      Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

      As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

      With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

      Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

      In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

      The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

      Foreign Currency Risk Management

      In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

      For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

      The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

      Non-Hedging Derivatives

      From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

      QUANTITATIVE DISCLOSURE

      Fair Value Hedges

      During the year ended December 31, 2001, gains of $2.1 million were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

      Cash Flow Hedges

      For the year ended December 31, 2001, the ineffective portion of cash flow hedges was immaterial. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

      The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

      As of December 31, 2001, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. The Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

      Other Derivative Instruments, Including Embedded Derivatives

      Net realized gains and losses on investments, hedging instruments and hedged items for the year ended December 31, 2001 include a loss of $1.6 million related to other derivative instruments, including embedded derivatives. For the year ended December 31, 2001 a $27.7 million loss was recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting gain of $26.3 million was recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The notional amount of derivative financial instruments outstanding as of December 31, 2001 and 2000 were as follows:

       (in millions )                                                                              2001                  2000
                                                                                                 ========             ========
       Interest rate swaps
         Pay fixed/receive variable rate swaps hedging investments                               $1,952.3             $  934.8
         Pay variable/receive fixed rate swaps hedging investments                                  698.4                 98.8
         Pay variable/receive variable rate swaps hedging investments                               197.8                184.0
         Other contracts hedging investments                                                        523.0                 20.4

      Cross currency interest rate swaps
          Hedging foreign currency denominated investments                                           56.1                 30.5
          Hedging foreign currency denominated liabilities                                        2,500.4              1,512.2

      Interest rate futures contracts                                                             6,019.4              5,659.8
                                                                                                 --------             --------

(7)   Federal Income Tax

      The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 were as follows:

      (in millions)                                                                             2001                     2000
                                                                                              ========                 ========
      Deferred tax assets:
        Equity securities                                                                     $    6.5                 $     --
        Future policy benefits                                                                     8.2                     34.7
        Liabilities in separate accounts                                                         482.5                    462.7
        Mortgage loans on real estate and real estate                                              7.5                     18.8
        Derivatives                                                                               93.0                       --
        Other assets and other liabilities                                                        81.8                     40.3
                                                                                              --------                 --------
          Total gross deferred tax assets                                                        679.5                    556.5
        Less valuation allowance                                                                  (7.0)                    (7.0)
                                                                                              --------                 --------
          Net deferred tax assets                                                                672.5                    549.5
                                                                                              --------                 --------

      Deferred tax liabilities:
        Deferred policy acquisition costs                                                        861.3                    783.7
        Derivatives                                                                               91.5                       --
        Fixed maturity securities                                                                173.0                     98.8
        Deferred tax on realized investment gains                                                 26.1                     29.0
        Equity securities and other long-term investments                                         31.7                      6.4
        Other                                                                                     68.8                     38.1
                                                                                              --------                 --------
          Total gross deferred tax liabilities                                                 1,252.4                    956.0
                                                                                              --------                 --------
          Net deferred tax liability                                                          $  579.9                 $  406.5
                                                                                              ========                 ========

      In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2001, 2000 and 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company's current federal income tax liability was $186.2 million and $108.9 million as of December 31, 2001 and 2000, respectively.

      Federal income tax expense attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

      (in millions)                                                      2001                    2000                    1999
                                                                        ======                  ======                  ======
      Currently payable                                                 $ 32.5                  $ 78.0                  $ 53.6
      Deferred tax expense                                               128.9                   129.7                   147.8
                                                                        ------                  ------                  ------
                                                                        $161.4                  $207.7                  $201.4
                                                                        ======                  ======                  ======

      Total federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense and cumulative effect of adoption of accounting principles as follows:

                                                                  2001                     2000                    1999
                                                            -------------------     -------------------     -------------------
      (in millions)                                         Amount          %       Amount          %       Amount          %
                                                            ======       ======     ======       ======     ======       ======
      Computed (expected) tax expense                       $220.6         35.0     $239.1         35.0     $212.3         35.0
      Tax exempt interest and dividends
        received deduction                                   (48.8)        (7.7)     (24.7)        (3.6)      (7.3)        (1.2)
      Income tax credits                                     (11.5)        (1.8)      (8.0)        (1.2)      (4.3)        (0.7)
      Other, net                                               1.1          0.1        1.3          0.2        0.7          0.1
                                                            ------       ------     ------       ------     ------       ------
          Total (effective rate of each year)               $161.4         25.6     $207.7         30.4     $201.4         33.2
                                                            ======       ======     ======       ======     ======       ======

      Total federal income tax (refunded) paid was $(45.4) million, $74.6 million and $29.8 million during the years ended December 31, 2001, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(8)   Comprehensive Income (Loss)

      Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000          1999
                                                                                         ======         ======        =======
      Unrealized gains (losses) on securities available-for-sale arising during the period:
         Gross                                                                           $164.0         $264.5        $(665.3)
         Adjustment to deferred policy acquisition costs                                  (71.7)         (74.0)         167.5
         Related federal income tax (expense) benefit                                     (32.3)         (66.7)         171.4
                                                                                         ------         ------        -------
            Net                                                                            60.0          123.8         (326.4)
                                                                                         ------         ------        -------

      Reclassification adjustment for net losses on securities
         available-for-sale realized during the period:
         Gross                                                                             58.7           13.5           17.6
         Related federal income tax benefit                                               (20.5)          (4.7)          (6.2)
                                                                                         ------         ------        -------
            Net                                                                            38.2            8.8           11.4
                                                                                         ------         ------        -------

      Other comprehensive income (loss) on securities
         available-for-sale                                                                98.2          132.6         (315.0)
                                                                                         ------         ------        -------

      Accumulated net loss on cash flow hedges:
         Gross                                                                            (13.5)            --             --
         Related federal income tax benefit                                                 4.7             --             --
                                                                                         ------         ------        -------
           Other comprehensive loss on cash flow hedges                                    (8.8)            --             --
                                                                                         ------         ------        -------

      Accumulated net loss on transition adjustments:
            Transition adjustment - SFAS 133                                               (5.6)            --             --
            Transition adjustment - EITF 99-20                                              3.5             --             --
            Related federal income tax benefit                                              0.7             --             --
                                                                                         ------         ------        -------
              Other comprehensive loss on transition adjustments                           (1.4)            --             --
                                                                                         ------         ------        -------
      Total other comprehensive income (loss)                                            $ 88.0         $132.6        $(315.0)
                                                                                         ======         ======        =======

      Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2001 and, therefore, are not reflected in the table above.

(9)   Fair Value of Financial Instruments

      The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

      Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

      The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

      In estimating its fair value disclosures, the Company used the following methods and assumptions:

            Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

            Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

            Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

            Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

            Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            Collateral received - securities lending and derivatives: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Short-term debt: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Long-term debt, payable to NFS: The fair value for long-term debt is based on quoted market prices.

            Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 10.

            Futures contracts: The fair value for futures contracts is based on quoted market prices.

            Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

      Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                           2001                              2000
                                                                ---------------------------        ----------------------------
                                                                 Carrying        Estimated           Carrying        Estimated
           (in millions)                                          amount         fair value           amount         fair value
                                                                ==========       ==========         ==========       ==========
           Assets:
             Investments:
               Securities available-for-sale:
                 Fixed maturity securities                      $ 18,370.8       $ 18,370.8         $ 15,451.3       $ 15,451.3
                 Equity securities                                    94.0             94.0              109.0            109.0
               Mortgage loans on real estate, net                  7,113.1          7,293.3            6,168.3          6,327.8
               Policy loans                                          591.1            591.1              562.6            562.6
               Short-term investments                              1,011.3          1,011.3              442.6            442.6
             Cash                                                     22.6             22.6               18.4             18.4
             Assets held in separate accounts                     59,513.0         59,513.0           65,897.2         65,897.2

           Liabilities:
             Investment contracts                                (19,549.5)       (18,421.0)         (16,815.3)       (15,979.8)
             Policy reserves on life insurance contracts          (5,666.5)        (5,524.4)          (5,368.4)        (5,128.5)
             Collateral received - securities lending and
                 derivatives                                        (809.6)          (809.6)                --               --
             Short-term debt                                        (100.0)          (100.0)            (118.7)          (118.7)
             Long-term debt, payable to NFS                         (300.0)          (300.0)                --               --
             Liabilities related to separate accounts            (59,513.0)       (58,387.3)         (65,897.2)       (64,237.6)

           Derivative financial instruments:
             Interest rate swaps hedging assets                       (5.6)            (5.6)              (8.3)            (8.3)
             Cross currency interest rate swaps                      (66.0)           (66.0)             (24.3)           (24.3)
             Futures contracts                                       (33.0)           (33.0)             (16.0)           (16.0)
                                                                ----------       ----------         ----------       ----------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(10)  Risk Disclosures

      The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

      Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

      Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

      Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

      Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

      Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $344.0 million extending into 2002 were outstanding as of December 31, 2001. The Company also had $81.5 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2001.

      Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2001, NLIC's credit risk from these derivative financial instruments was $1.5 million net of $18.0 million of cash colleteral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2001, 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins, which may require the Company to accelerate the amortization of deferred policy acquisition costs.

      Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. The Company has a diversified portfolio with no more than 20% (22% in 2000) in any geographic area and no more than 2% (1% in 2000) with any one borrower as of December 31, 2001. As of December 31, 2001, 34% (36% in
      2000) of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

      Significant Business Concentrations: As of December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

      Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $161.2 million and $143.1 million as of December 31, 2001 and 2000, respectively. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

      Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

      Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

(11) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pension costs (benefits) charged to operations by the Company during the years ended December 31, 2001, 2000 and 1999 were $5.0 million, $1.9 million and $(8.3) million, respectively. The Company has recorded a prepaid pension asset of $9.4 million and $13.6 million as of December 31, 2001 and 2000, respectively.

      In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

      The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

      The Company's accrued postretirement benefit expense as of December 31, 2001 and 2000 was $53.8 million and $51.0 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2001, 2000 and 1999 was $2.9 million, $3.8 million and $4.9 million, respectively.

      Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2001 and 2000 follows:

                                                                           Pension Benefits             Postretirement Benefits
                                                                      -------------------------         -----------------------
      (in millions)                                                     2001             2000             2001            2000
                                                                      ========         ========         ========       ========
      Change in benefit obligation
      Benefit obligation at beginning of year                         $1,981.7         $1,811.4         $  276.4       $  239.8
      Service cost                                                        89.3             81.4             12.6           12.2
      Interest cost                                                      129.1            125.3             21.4           18.7
      Participant contributions                                             --               --              3.3            2.9
      Plan amendment                                                      27.7               --              0.2             --
      Actuarial (gain) loss                                               (5.8)            34.8             20.2           16.1
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Benefit obligation at end of year                                2,132.2          1,981.7            314.0          276.4
                                                                      ========         ========         ========       ========

      Change in plan assets
      Fair value of plan assets at beginning of year                   2,337.1          2,247.6            119.4           91.3
      Actual return (loss) on plan assets                                (46.6)           140.9             (0.2)          12.2
      Employer contribution                                                 --               --             17.3           26.3
      Participant contributions                                             --               --              3.3            2.9
      Plan curtailment                                                      --             19.8               --             --
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Fair value of plan assets at end of year                         2,200.7          2,337.1            119.7          119.4
                                                                      --------         --------         --------       --------

      Funded status                                                       68.5            355.4           (194.3)        (157.0)
      Unrecognized prior service cost                                     49.5             25.0              0.2             --
      Unrecognized net gains                                             (79.3)          (311.7)            (4.0)         (34.1)
      Unrecognized net (asset) obligation at transition                   (5.1)            (6.4)             0.8            1.0
                                                                      --------         --------         --------       --------
      Prepaid (accrued) benefit cost                                  $   33.6         $   62.3         $ (197.3)      $ (190.1)
                                                                      ========         ========         ========       ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                         Pension Benefits             Postretirement Benefits
                                                                      -----------------------        ------------------------
                                                                       2001             2000            2001            2000
                                                                      =======================        ========================
      Weighted average discount rate                                    6.50%           6.75%           7.25%            7.50%
      Rate of increase in future compensation levels                    4.75%           5.00%             --               --
      Assumed health care cost trend rate:
            Initial rate                                                  --              --           11.00%           11.00%
            Ultimate rate                                                 --              --            5.50%            5.50%
            Declining period                                              --              --           4 Years          4 Years
                                                                       -----           -----           -----            -----

      The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                               2001               2000               1999
      =======================================================================================================================
      Service cost (benefits earned during the period)                           $ 89.3             $ 81.4             $ 80.0
      Interest cost on projected benefit obligation                               129.1              125.3              109.9
      Expected return on plan assets                                             (183.8)            (184.5)            (160.3)
      Recognized gains                                                             (7.8)             (11.8)              (9.1)
      Amortization of prior service cost                                            3.2                3.2                3.2
      Amortization of unrecognized transition asset                                (1.3)              (1.3)              (1.4)
                                                                                 ------             ------             ------
                                                                                 $ 28.7             $ 12.3             $ 22.3
                                                                                 ======             ======             ======

      Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the pension plan resulting in a curtailment gain of $67.1 million. During 1999, the pension plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

      Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2001             2000            1999
                                                                                    ====             ====            ====
      Weighted average discount rate                                                6.75%            7.00%           6.08%
      Rate of increase in future compensation levels                                5.00%            5.25%           4.33%
      Expected long-term rate of return on plan assets                              8.00%            8.25%           7.33%
                                                                                    ----             ----            ----

      The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000           1999
                                                                                          =====          =====          =====
      Service cost (benefits attributed to employee service during the year)              $12.6          $12.2          $14.2
      Interest cost on accumulated postretirement benefit obligation                       21.4           18.7           17.6
      Expected return on plan assets                                                       (9.6)          (7.9)          (4.8)
      Amortization of unrecognized transition obligation of affiliates                      0.6            0.6            0.6
      Net amortization and deferral                                                        (0.4)          (1.3)          (0.5)
                                                                                          -----          -----          -----
                                                                                          $24.6          $22.3          $27.1
                                                                                          =====          =====          =====

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2001, 2000 and 1999 were as follows:

                                                                                          2001             2000            1999
                                                                                        =======          =======         =======
      Discount rate                                                                       7.50%            7.80%           6.65%
      Long-term rate of return on plan assets, net of tax in 1999                         8.00%            8.30%           7.15%
      Assumed health care cost trend rate:
         Initial rate                                                                    11.00%           13.00%          15.00%
         Ultimate rate                                                                    5.50%            5.50%           5.50%
         Declining period                                                               4 Years          5 Years         6 Years
                                                                                        -------          -------         -------

      Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2001 and on the NPPBC for the year ended December 31, 2001 was not calculated.

      The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company match is funded on a bi-weekly basis and the expense of such contributions are allocated to the Company based on employee contributions. The Company's expense for contributions to this plan totaled $5.6 million, $4.4 million and $3.3 million for 2001, 2000 and 1999, respectively. Individuals are subject to a dollar limit on salary deferrals per Internal Revenue Service (IRS) Section 402(g) and other limits also apply. The Company has no legal obligation for benefits under this plan.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

      The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

      The statutory capital and surplus of NLIC as of December 31, 2001, 2000 and 1999 was $1.76 billion, $1.28 billion and $1.35 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2001, 2000 and 1999 was $83.1 million, $158.7 million and $276.2 million, respectively.

      The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

      The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2001 $141.0 million in dividends could be paid by NLIC without prior approval.

      In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(13)  Related Party Transactions

      During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. The sale price, which was paid in cash, represented the fair value of the limited partnership interest and was based on a valuation of the limited partnership and its underlying investments. The valuation was completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed and approved the valuation prior to the execution of this transaction. The Company continues to hold an economic and voting interest in the limited partnership of approximately 14%, with NMIC holding the remaining interests.

      NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.68 billion and $4.80 billion as of December 31, 2001 and 2000, respectively. Total revenues from these contracts were $150.7 million, $156.8 million, and $149.7 million for the years ended December 31, 2001, 2000, and 1999, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $118.4 million, $131.9 million, and $112.0 million for the years ended December 31, 2001, 2000, and 1999, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

      The Company files a consolidated federal tax return with NMIC, as described in Note 2(i). Total payments (from) to NMIC were $(45.4) million, $74.6 million, and $29.8 million for the years ended December 31, 2001, 2000, and 1999, respectively.

      During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

      The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2001, 2000 and 1999 were $200.7 million, $170.1 million, and $193.0 million, respectively, while benefits, claims and expenses ceded were $208.5 million, $168.0 million and $197.3 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2001, 2000 and 1999, the Company made payments to NMIC and Nationwide Services Company totaling $139.8 million, $150.3 million, and $124.1 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

      Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.4 million, $31.4 million and $34.5 million for the years ended December 31, 2001, 2000 and 1999, respectively.

      The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2001, 2000 and 1999, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $14.1 million and $9.9 million, respectively.

      The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. During 2001, the most the Company had outstanding at any given time was $368.5 million and the Company incurred interest expense on intercompany repurchase agreements of $0.2 million for 2001. Transactions under the agreements during 2000 and 1999 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $54.8 million and $321.1 million as of December 31, 2001 and 2000, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

      Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2001 were $52.9 million, $65.0 million and $79.7 million, respectively.

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(14)  Bank Lines of Credit

      The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2001. Of the total facility, $300 million is designated to back NLIC's commercial paper program. Therefore, borrowing capacity under this facility is reduced by any amounts outstanding under the commercial paper program, which totaled $100.0 million as of December 31, 2001.

(15)  Contingencies

      On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company which invested in mutual funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA and that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by the Company and other unspecified compensatory damages. On November 15, 2001, the Company filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to the Company's motion to dismiss the amended complaint. On February 22, 2002, the Company filed a reply in support of its motion to dismiss. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(16)  Segment Information

      The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
      Individual Annuity, Institutional Products and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Individual Annuity segment consists of individual The BEST of AMERICA and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

      The Institutional Products segment is comprised of the Company's private and public sector group retirement plans and medium-term note program. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the IRC Section 457 business in the form of fixed and variable annuities.

      The Life Insurance segment consists of investment life products, including both individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

      In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's broker/dealer subsidiary, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment.

      The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2001, 2000 and 1999.

                                                        Individual   Institutional      Life
      (in millions)                                       Annuity       Products      Insurance      Corporate        Total
                                                        ==========   ============     ==========     =========      =========
      2001:
      Net investment income                              $   534.7      $   847.5      $   323.3     $    19.5      $ 1,725.0
      Other operating revenue                                556.0          205.9          506.5          16.0        1,284.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                       1,090.7        1,053.4          829.8          35.5        3,009.4
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    433.2          627.8          177.7            --        1,238.7
      Amortization of deferred policy
         acquisition costs                                   220.0           47.6           80.3            --          347.9
      Interest expense on debt                                  --             --             --           6.2            6.2
      Other benefits and expenses                            206.1          170.2          387.1           2.7          766.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         859.3          845.6          645.1           8.9        2,358.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      231.4          207.8          184.7          26.6          650.5
      Net realized losses on investments,
         hedging instruments and hedged
         items (2)                                              --             --             --         (20.2)         (20.2)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   231.4      $   207.8      $   184.7     $     6.4      $   630.3
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $43,885.4      $34,130.1      $ 9,129.0     $ 4,010.1      $91,154.6
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.
(2) Realized gains related to securitization transactions are included in operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

                                                        Individual   Institutional       Life
      (in millions)                                       Annuity      Products        Insurance     Corporate        Total
                                                         =========   ============      =========     =========      =========
      2000:
      Net investment income                              $   483.2      $   827.4      $   289.2     $    55.1      $ 1,654.9
      Other operating revenue                                625.9          251.6          453.9          17.0        1,348.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue(1)                        1,109.1        1,079.0          743.1          72.1        3,003.3
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    396.4          628.8          157.2            --        1,182.4
      Amortization of deferred policy
         acquisition costs                                   238.7           49.2           64.2            --          352.1
      Interest expense on debt                                  --             --             --           1.3            1.3
      Other benefits and expenses                            192.3          170.3          368.8          33.7          765.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         827.4          848.3          590.2          35.0        2,300.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense(1)                       281.7          230.7          152.9          37.1          702.4
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (19.4)         (19.4)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   281.7      $   230.7      $   152.9     $    17.7      $   683.0
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,422.5      $37,217.3      $ 8,103.3     $ 1,824.2      $92,567.3
                                                         =========      =========      =========     =========      =========

      1999:
      Net investment income                              $   458.9      $   771.2      $   253.1     $    37.6      $ 1,520.8
      Other operating revenue                                511.4          211.9          393.0          66.1        1,182.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                         970.3          983.1          646.1         103.7        2,703.2
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    384.9          580.9          130.5            --        1,096.3
      Amortization of deferred policy
         acquisition costs                                   170.9           41.6           60.1            --          272.6
      Other benefits and expenses                            155.3          142.8          334.7          83.4          716.2
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         711.1          765.3          525.3          83.4        2,085.1
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      259.2          217.8          120.8          20.3          618.1
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (11.6)         (11.6)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   259.2      $   217.8      $   120.8     $     8.7      $   606.5
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,667.8      $39,045.1      $ 6,616.7     $ 1,346.3      $92,675.9
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

      The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.